UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3583

Fidelity Mt. Vernon Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2013

Item 1. Reports to Stockholders

Fidelity®
130/30 Large Cap
Fund

Semiannual Report

May 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, changes in net assets and cash flows as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Proxy Voting Results	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2012 to May 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value December 1, 2012	Ending Account Value May 31, 2013	Expenses Paid During Period* December 1, 2012 to May 31, 2013
Class A	2.66%
Actual		$ 1,000.00	$ 1,199.00	$ 14.58
HypotheticalA		$ 1,000.00	$ 1,011.67	$ 13.34
Class T	2.90%
Actual		$ 1,000.00	$ 1,198.10	$ 15.89
HypotheticalA		$ 1,000.00	$ 1,010.47	$ 14.54
Class B	3.40%
Actual		$ 1,000.00	$ 1,195.50	$ 18.61
HypotheticalA		$ 1,000.00	$ 1,007.98	$ 17.02
Class C	3.40%
Actual		$ 1,000.00	$ 1,194.20	$ 18.60
HypotheticalA		$ 1,000.00	$ 1,007.98	$ 17.02
130/30 Large Cap	2.41%
Actual		$ 1,000.00	$ 1,199.80	$ 13.22
HypotheticalA		$ 1,000.00	$ 1,012.91	$ 12.09
Institutional Class	2.40%
Actual		$ 1,000.00	$ 1,200.30	$ 13.17
HypotheticalA		$ 1,000.00	$ 1,012.96	$ 12.04

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Long Stocks as of May 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Bank of America Corp.	4.2	0.0
Citigroup, Inc.	4.1	3.7
JPMorgan Chase & Co.	3.3	4.3
Oracle Corp.	3.2	3.6
Halliburton Co.	3.1	0.0
Amgen, Inc.	3.0	3.1
Google, Inc. Class A	2.9	0.0
Hartford Financial Services Group, Inc.	2.3	0.0
Phillips 66	2.3	3.7
Samsung Electronics Co. Ltd.	2.2	2.6
	30.6
Top Ten Short Stocks as of May 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
TD Ameritrade Holding Corp.	(1.2)	0.0
Rush Enterprises, Inc. Class A	(1.0)	0.0
Janus Capital Group, Inc.	(1.0)	(0.5)
Expeditors International of Washington, Inc.	(1.0)	0.0
Molex, Inc.	(1.0)	0.0
Hubbell, Inc. Class B	(1.0)	0.0
Acuity Brands, Inc.	(0.9)	0.0
Incyte Corp.	(0.9)	(0.9)
NVR, Inc.	(0.9)	0.0
CME Group, Inc.	(0.8)	(0.5)
	(9.7)
Market Sectors as of May 31, 2013
As a % of fund's net assets	Long	Short	Net
Information Technology	22.6	(5.7)	16.9
Financials	24.9	(9.3)	15.6
Consumer Discretionary	16.7	(3.6)	13.1
Consumer Staples	14.3	(1.8)	12.5
Energy	12.6	(1.0)	11.6
Industrials	18.0	(6.5)	11.5
Health Care	12.9	(2.4)	10.5
Materials	4.0	(1.3)	2.7
Utilities	3.0	(1.4)	1.6
Telecommunication Services	1.9	(0.5)	1.4
Market Sectors as of November 30, 2012
As a % of fund's net assets	Long	Short	Net
Information Technology	28.5	(10.9)	17.6
Consumer Staples	13.7	(0.5)	13.2
Health Care	16.3	(3.7)	12.6
Energy	15.4	(3.0)	12.4
Financials	19.4	(7.4)	12.0
Consumer Discretionary	16.2	(4.2)	12.0
Industrials	8.5	(1.8)	6.7
Utilities	4.8	(0.5)	4.3
Telecommunication Services	2.7	0.0	2.7
Materials	3.6	(1.0)	2.6
Equity Exposure (% of fund's net assets)
As of May 31, 2013 †	As of November 30, 2012 ††
Long equity positions* 130.9%	Long equity positions* 129.1%
Short equity positions (33.5)%	Short equity positions (33.0)%
Net equity positions 97.4%	Net equity positions 96.1%
† Foreign investments 19.0%	†† Foreign investments 21.8%

* Long equity positions are adjusted to reflect the effect of futures contracts, if applicable.

Semiannual Report

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

LONG STOCK POSITIONS (c) - 130.9%
	Shares	Value
COMMON STOCKS - 130.9%
CONSUMER DISCRETIONARY - 16.7%
Auto Components - 3.8%
Delphi Automotive PLC	2,500	$ 122,025
Johnson Controls, Inc.	6,500	242,840
Tenneco, Inc. (a)	5,400	239,544
TRW Automotive Holdings Corp. (a)	3,800	240,730
		845,139
Automobiles - 0.5%
General Motors Co. (a)	3,500	118,615
Hotels, Restaurants & Leisure - 1.0%
Icahn Enterprises LP rights	10,900	0
Jack in the Box, Inc. (a)	3,000	109,470
Red Robin Gourmet Burgers, Inc. (a)	2,300	120,773
		230,243
Household Durables - 0.5%
Whirlpool Corp.	900	114,984
Media - 4.3%
CBS Corp. Class B	5,400	267,300
DIRECTV (a)	3,800	232,294
Time Warner, Inc.	4,000	233,480
Valassis Communications, Inc.	9,000	233,910
		966,984
Multiline Retail - 1.1%
Macy's, Inc.	5,100	246,534
Specialty Retail - 2.5%
Gap, Inc.	5,600	227,080
Lithia Motors, Inc. Class A (sub. vtg.)	4,400	229,196
OfficeMax, Inc.	8,900	115,967
		572,243
Textiles, Apparel & Luxury Goods - 3.0%
G-III Apparel Group Ltd. (a)	5,600	235,816
PVH Corp.	1,900	218,861
VF Corp.	1,200	220,632
		675,309
TOTAL CONSUMER DISCRETIONARY		3,770,051
CONSUMER STAPLES - 14.3%
Beverages - 4.9%
Coca-Cola Enterprises, Inc.	6,700	248,972
Constellation Brands, Inc. Class A (sub. vtg.) (a)	8,900	471,789
LONG STOCK POSITIONS (c) - continued
	Shares	Value
COMMON STOCKS - continued
CONSUMER STAPLES - continued
Beverages - continued
Cott Corp.	20,800	$ 170,332
Dr. Pepper Snapple Group, Inc.	4,500	206,910
		1,098,003
Food & Staples Retailing - 3.3%
CVS Caremark Corp.	7,700	443,366
Kroger Co.	8,800	296,296
		739,662
Food Products - 3.4%
Archer Daniels Midland Co.	6,700	215,941
Green Mountain Coffee Roasters, Inc. (a)	3,100	226,703
Ingredion, Inc.	1,500	102,180
TreeHouse Foods, Inc. (a)	3,500	229,180
		774,004
Household Products - 0.9%
Energizer Holdings, Inc.	2,200	210,562
Tobacco - 1.8%
Imperial Tobacco Group PLC	5,605	201,920
Japan Tobacco, Inc.	5,900	200,795
		402,715
TOTAL CONSUMER STAPLES		3,224,946
ENERGY - 12.6%
Energy Equipment & Services - 5.4%
Dril-Quip, Inc. (a)	1,200	108,540
Ensco PLC Class A	6,900	415,173
Halliburton Co.	16,800	703,080
		1,226,793
Oil, Gas & Consumable Fuels - 7.2%
Hess Corp.	6,900	465,129
Marathon Petroleum Corp.	5,000	412,500
Murphy Oil Corp.	3,600	227,952
Phillips 66	7,600	505,932
		1,611,513
TOTAL ENERGY		2,838,306
LONG STOCK POSITIONS (c) - continued
	Shares	Value
COMMON STOCKS - continued
FINANCIALS - 24.9%
Capital Markets - 4.0%
KKR & Co. LP	22,500	$ 438,300
The Blackstone Group LP	21,600	472,824
		911,124
Diversified Financial Services - 11.6%
Bank of America Corp.	70,300	960,297
Citigroup, Inc.	17,700	920,223
JPMorgan Chase & Co.	13,600	742,424
		2,622,944
Insurance - 7.3%
Assured Guaranty Ltd.	9,800	221,676
Berkshire Hathaway, Inc. Class B (a)	4,100	467,687
Everest Re Group Ltd.	3,300	427,713
Hartford Financial Services Group, Inc.	17,000	520,710
		1,637,786
Thrifts & Mortgage Finance - 2.0%
Ocwen Financial Corp. (a)	10,700	457,746
TOTAL FINANCIALS		5,629,600
HEALTH CARE - 12.9%
Biotechnology - 4.1%
Amgen, Inc.	6,800	683,604
United Therapeutics Corp. (a)	3,600	239,292
		922,896
Health Care Equipment & Supplies - 1.6%
Boston Scientific Corp. (a)	27,600	255,024
Exactech, Inc. (a)	5,400	98,280
		353,304
Health Care Providers & Services - 4.1%
AmerisourceBergen Corp.	4,000	216,320
CIGNA Corp.	7,200	488,880
Molina Healthcare, Inc. (a)	5,900	223,020
		928,220
Pharmaceuticals - 3.1%
Actavis, Inc. (a)	1,800	221,922
LONG STOCK POSITIONS (c) - continued
	Shares	Value
COMMON STOCKS - continued
HEALTH CARE - continued
Pharmaceuticals - continued
Jazz Pharmaceuticals PLC (a)	3,900	$ 265,083
Warner Chilcott PLC	11,300	216,960
		703,965
TOTAL HEALTH CARE		2,908,385
INDUSTRIALS - 18.0%
Aerospace & Defense - 2.4%
Ducommun, Inc. (a)	6,000	116,580
Esterline Technologies Corp. (a)	5,800	425,662
		542,242
Building Products - 0.5%
Insteel Industries, Inc.	6,800	121,788
Commercial Services & Supplies - 2.0%
Republic Services, Inc.	6,600	225,060
UniFirst Corp.	2,400	227,760
		452,820
Construction & Engineering - 1.6%
Jacobs Engineering Group, Inc. (a)	2,000	114,020
MasTec, Inc. (a)	3,600	114,480
URS Corp.	2,700	130,788
		359,288
Electrical Equipment - 2.6%
EnerSys	4,800	239,184
Generac Holdings, Inc.	3,000	121,500
Hubbell, Inc.	2,500	225,025
		585,709
Industrial Conglomerates - 0.9%
Siemens AG sponsored ADR	2,000	210,200
Machinery - 2.7%
Oshkosh Truck Corp. (a)	1,800	71,676
Terex Corp. (a)	5,100	182,937
Timken Co.	1,900	107,844
TriMas Corp. (a)	7,300	235,425
		597,882
Professional Services - 2.4%
Kelly Services, Inc. Class A (non-vtg.)	6,000	106,260
LONG STOCK POSITIONS (c) - continued
	Shares	Value
COMMON STOCKS - continued
INDUSTRIALS - continued
Professional Services - continued
Manpower, Inc.	3,800	$ 217,626
Towers Watson & Co.	2,900	225,272
		549,158
Road & Rail - 1.2%
Hertz Global Holdings, Inc. (a)	10,300	266,049
Trading Companies & Distributors - 1.7%
AerCap Holdings NV (a)	8,800	152,504
Rush Enterprises, Inc. Class B (a)	10,600	234,896
		387,400
TOTAL INDUSTRIALS		4,072,536
INFORMATION TECHNOLOGY - 22.6%
Communications Equipment - 2.1%
Cisco Systems, Inc.	19,200	462,336
Computers & Peripherals - 3.4%
SanDisk Corp. (a)	4,100	241,982
Seagate Technology	5,700	245,556
Western Digital Corp.	4,400	278,608
		766,146
Electronic Equipment & Components - 3.0%
Arrow Electronics, Inc. (a)	2,600	103,376
Corning, Inc.	15,300	235,161
Fabrinet (a)	5,000	72,650
Flextronics International Ltd. (a)	36,800	274,528
		685,715
Internet Software & Services - 3.9%
Google, Inc. Class A (a)	739	643,233
Yahoo!, Inc. (a)	9,000	236,700
		879,933
IT Services - 3.1%
Computer Sciences Corp.	2,600	115,986
Fidelity National Information Services, Inc.	10,300	462,470
FleetCor Technologies, Inc. (a)	1,500	130,620
		709,076
LONG STOCK POSITIONS (c) - continued
	Shares	Value
COMMON STOCKS - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 3.0%
NXP Semiconductors NV (a)	6,200	$ 191,270
Samsung Electronics Co. Ltd.	369	496,491
		687,761
Software - 4.1%
Oracle Corp.	21,100	712,336
Symantec Corp.	9,100	203,749
		916,085
TOTAL INFORMATION TECHNOLOGY		5,107,052
MATERIALS - 4.0%
Chemicals - 0.6%
American Pacific Corp. (a)	4,600	127,880
Construction Materials - 0.5%
Eagle Materials, Inc.	1,500	110,625
Containers & Packaging - 2.0%
Graphic Packaging Holding Co. (a)	27,600	212,244
Rock-Tenn Co. Class A	2,500	246,950
		459,194
Paper & Forest Products - 0.9%
International Paper Co.	4,700	216,905
TOTAL MATERIALS		914,604
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.0%
Nippon Telegraph & Telephone Corp. sponsored ADR	8,900	220,364
Wireless Telecommunication Services - 0.9%
NTT DoCoMo, Inc. sponsored ADR	13,500	198,180
TOTAL TELECOMMUNICATION SERVICES		418,544
UTILITIES - 3.0%
Electric Utilities - 3.0%
Edison International	4,200	192,948
LONG STOCK POSITIONS (c) - continued
	Shares	Value
COMMON STOCKS - continued
UTILITIES - continued
Electric Utilities - continued
ITC Holdings Corp.	1,300	$ 112,541
PNM Resources, Inc.	16,600	372,172
		677,661
TOTAL COMMON STOCKS (Cost $26,210,547)		29,561,685
Money Market Funds - 4.3%

Fidelity Cash Central Fund, 0.12% (b) (Cost $964,765)	964,765	964,765
TOTAL INVESTMENT PORTFOLIO - 135.2% (Cost $27,175,312)		30,526,450
TOTAL SHORT STOCK POSITIONS - (33.5)% (Proceeds $7,106,500)		(7,563,780)
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(378,162)
NET ASSETS - 100%		$ 22,584,508
SHORT STOCK POSITIONS - (33.5)%

COMMON STOCKS - (33.5)%
CONSUMER DISCRETIONARY - (3.6)%
Diversified Consumer Services - (0.5)%
Career Education Corp.	(38,000)	(113,240)
Hotels, Restaurants & Leisure - (0.5)%
Darden Restaurants, Inc.	(2,200)	(113,960)
Household Durables - (0.9)%
NVR, Inc.	(200)	(196,662)
Leisure Equipment & Products - (0.4)%
Callaway Golf Co.	(14,300)	(97,955)
SHORT STOCK POSITIONS - continued
	Shares	Value
COMMON STOCKS - continued
CONSUMER DISCRETIONARY - continued
Multiline Retail - (1.3)%
Family Dollar Stores, Inc.	(2,800)	$ (171,220)
J.C. Penney Co., Inc.	(7,000)	(123,060)
		(294,280)
TOTAL CONSUMER DISCRETIONARY		(816,097)
CONSUMER STAPLES - (1.8)%
Beverages - (0.5)%
Brown-Forman Corp. Class B (non-vtg.)	(1,600)	(110,112)
Food & Staples Retailing - (0.7)%
Sysco Corp.	(5,000)	(169,000)
Food Products - (0.6)%
Boulder Brands, Inc.	(12,100)	(126,929)
TOTAL CONSUMER STAPLES		(406,041)
ENERGY - (1.0)%
Oil, Gas & Consumable Fuels - (1.0)%
FX Energy, Inc.	(23,100)	(94,479)
Goodrich Petroleum Corp.	(10,600)	(133,136)
		(227,615)
FINANCIALS - (9.3)%
Capital Markets - (3.2)%
Charles Schwab Corp.	(6,400)	(127,104)
Janus Capital Group, Inc.	(26,200)	(229,774)
T. Rowe Price Group, Inc.	(1,500)	(113,790)
TD Ameritrade Holding Corp.	(11,100)	(260,184)
		(730,852)
Commercial Banks - (1.7)%
TCF Financial Corp.	(8,300)	(119,520)
Valley National Bancorp	(13,060)	(121,719)
Westamerica Bancorp.	(3,300)	(148,599)
		(389,838)
Diversified Financial Services - (0.8)%
CME Group, Inc.	(2,700)	(183,411)
SHORT STOCK POSITIONS - continued
	Shares	Value
COMMON STOCKS - continued
FINANCIALS - continued
Insurance - (1.8)%
Aon PLC	(2,600)	$ (165,542)
Loews Corp.	(2,500)	(114,550)
Marsh & McLennan Companies, Inc.	(2,900)	(116,058)
		(396,150)
Real Estate Investment Trusts - (0.7)%
UDR, Inc.	(6,500)	(158,405)
Thrifts & Mortgage Finance - (1.1)%
Astoria Financial Corp.	(15,500)	(152,830)
New York Community Bancorp, Inc.	(7,600)	(99,408)
		(252,238)
TOTAL FINANCIALS		(2,110,894)
HEALTH CARE - (2.4)%
Biotechnology - (1.4)%
Dendreon Corp.	(6,800)	(27,200)
Incyte Corp.	(9,200)	(203,964)
Verastem, Inc.	(10,000)	(95,600)
		(326,764)
Health Care Technology - (0.6)%
Computer Programs & Systems, Inc.	(2,900)	(145,232)
Life Sciences Tools & Services - (0.4)%
Sequenom, Inc.	(20,200)	(83,628)
TOTAL HEALTH CARE		(555,624)
INDUSTRIALS - (6.5)%
Air Freight & Logistics - (1.5)%
C.H. Robinson Worldwide, Inc.	(1,900)	(107,711)
Expeditors International of Washington, Inc.	(5,800)	(226,374)
		(334,085)
Electrical Equipment - (1.9)%
Acuity Brands, Inc.	(2,900)	(217,703)
Hubbell, Inc. Class B	(2,200)	(220,946)
		(438,649)
SHORT STOCK POSITIONS - continued
	Shares	Value
COMMON STOCKS - continued
INDUSTRIALS - continued
Machinery - (1.3)%
Accuride Corp.	(21,100)	$ (108,032)
CLARCOR, Inc.	(3,200)	(173,568)
		(281,600)
Trading Companies & Distributors - (1.8)%
Fastenal Co.	(3,400)	(177,412)
Rush Enterprises, Inc. Class A	(9,200)	(236,440)
		(413,852)
TOTAL INDUSTRIALS		(1,468,186)
INFORMATION TECHNOLOGY - (5.7)%
Electronic Equipment & Components - (1.6)%
Cognex Corp.	(2,900)	(130,297)
Molex, Inc.	(7,700)	(225,918)
		(356,215)
Internet Software & Services - (0.6)%
CoStar Group, Inc.	(1,100)	(122,991)
Semiconductors & Semiconductor Equipment - (3.0)%
Fairchild Semiconductor International, Inc.	(8,600)	(124,786)
International Rectifier Corp.	(6,100)	(134,078)
Intersil Corp. Class A	(20,800)	(170,560)
Microchip Technology, Inc.	(2,900)	(105,792)
Tessera Technologies, Inc.	(7,100)	(147,325)
		(682,541)
Software - (0.5)%
RealPage, Inc.	(5,900)	(112,336)
TOTAL INFORMATION TECHNOLOGY		(1,274,083)
SHORT STOCK POSITIONS - continued
	Shares	Value
COMMON STOCKS - continued
MATERIALS - (1.3)%
Chemicals - (1.3)%
Air Products & Chemicals, Inc.	(1,800)	$ (169,938)
Airgas, Inc.	(1,100)	(113,179)
		(283,117)
TELECOMMUNICATION SERVICES - (0.5)%
Wireless Telecommunication Services - (0.5)%
Leap Wireless International, Inc.	(19,700)	(111,305)
UTILITIES - (1.4)%
Multi-Utilities - (1.4)%
Consolidated Edison, Inc.	(2,700)	(154,089)
TECO Energy, Inc.	(8,900)	(156,729)
		(310,818)
TOTAL SHORT STOCK POSITIONS - (33.5)% (Proceeds $7,106,500)		$ (7,563,780)
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) A portion of the securities, totaling $23,126,807, are pledged with brokers as collateral for securities sold short.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 488
Other Information

The following is a summary of the inputs used, as of May 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,770,051	$ 3,770,051	$ -	$ -
Consumer Staples	3,224,946	3,024,151	200,795	-
Energy	2,838,306	2,838,306	-	-
Financials	5,629,600	5,629,600	-	-
Health Care	2,908,385	2,908,385	-	-
Industrials	4,072,536	4,072,536	-	-
Information Technology	5,107,052	4,610,561	496,491	-
Materials	914,604	914,604	-	-
Telecommunication Services	418,544	418,544	-	-
Utilities	677,661	677,661	-	-
Money Market Funds	964,765	964,765	-	-
Short Positions	(7,563,780)	(7,563,780)	-	-
Total Investments in Securities:	$ 22,962,670	$ 22,265,384	$ 697,286	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended May 31, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 479,274
Level 2 to Level 1	$ 0
Distributions of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	81.0%
Ireland	3.2%
Bermuda	2.9%
Japan	2.8%
United Kingdom	2.7%
Korea (South)	2.2%
Netherlands	1.5%
Singapore	1.2%
Others (Individually Less Than 1%)	2.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $26,210,547)	$ 29,561,685
Fidelity Central Funds (cost $964,765)	964,765
Total Investments (cost $27,175,312)		$ 30,526,450
Receivable for investments sold		2,168,129
Receivable for fund shares sold		25,499
Dividends receivable		46,467
Distributions receivable from Fidelity Central Funds		86
Prepaid expenses		7
Receivable from investment adviser for expense reductions		3,502
Total assets		32,770,140

Liabilities
Payable to custodian bank	$ 224,104
Payable for investments purchased	2,320,654
Securities sold short at value (proceeds $7,106,500)	7,563,780
Dividend expense payable on securities sold short	7,521
Payable for fund shares redeemed	3,858
Accrued management fee	12,037
Distribution and service plan fees payable	2,079
Other affiliated payables	5,936
Other payables and accrued expenses	45,663
Total liabilities		10,185,632

Net Assets		$ 22,584,508
Net Assets consist of:
Paid in capital		$ 84,934,872
Accumulated net investment loss		(33,276)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(65,210,782)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,893,694
Net Assets		$ 22,584,508

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,714,277 ÷ 183,723 shares)	$ 9.33

Maximum offering price per share (100/94.25 of $9.33)	$ 9.90
Class T: Net Asset Value and redemption price per share ($1,078,798 ÷ 116,453 shares)	$ 9.26

Maximum offering price per share (100/96.50 of $9.26)	$ 9.60
Class B: Net Asset Value and offering price per share ($381,759 ÷ 41,922 shares)A	$ 9.11

Class C: Net Asset Value and offering price per share ($1,128,440 ÷ 123,961 shares)A	$ 9.10

130/30 Large Cap: Net Asset Value, offering price and redemption price per share ($18,202,602 ÷ 1,944,033 shares)	$ 9.36

Institutional Class: Net Asset Value, offering price and redemption price per share ($78,632 ÷ 8,418 shares)	$ 9.34

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended May 31, 2013 (Unaudited)

Investment Income
Dividends		$ 228,009
Income from Fidelity Central Funds		488
Total income		228,497

Expenses
Management fee Basic fee	$ 88,080
Performance adjustment	(25,014)
Transfer agent fees	29,448
Distribution and service plan fees	11,537
Accounting fees and expenses	5,068
Custodian fees and expenses	10,266
Independent trustees' compensation	62
Registration fees	66,493
Audit	34,684
Legal	7,007
Interest	25,908
Dividend expenses for securities sold short	88,364
Miscellaneous	6,575
Total expenses before reductions	348,478
Expense reductions	(109,621)	238,857
Net investment income (loss)		(10,360)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,985,582
Foreign currency transactions	(976)
Securities Sold Short	(603,016)
Total net realized gain (loss)		2,381,590
Change in net unrealized appreciation (depreciation) on: Investment securities	1,362,329
Assets and liabilities in foreign currencies	331
Total change in net unrealized appreciation (depreciation)		1,362,660
Net gain (loss)		3,744,250
Net increase (decrease) in net assets resulting from operations		$ 3,733,890

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2013 (Unaudited)	Year ended November 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (10,360)	$ 94,339
Net realized gain (loss)	2,381,590	1,275,498
Change in net unrealized appreciation (depreciation)	1,362,660	1,111,492
Net increase (decrease) in net assets resulting from operations	3,733,890	2,481,329
Distributions to shareholders from net investment income	(121,352)	-
Distributions to shareholders from net realized gain	-	(19,061)
Total distributions	(121,352)	(19,061)
Share transactions - net increase (decrease)	337,547	(6,743,426)
Total increase (decrease) in net assets	3,950,085	(4,281,158)

Net Assets
Beginning of period	18,634,423	22,915,581
End of period (including accumulated net investment loss of $33,276 and undistributed net investment income of $98,436, respectively)	$ 22,584,508	$ 18,634,423

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Cash Flows

Six months ended May 31, 2013 (Unaudited)
Cash flows from operating activities:
Net increase in net assets resulting from operations	$ 3,733,890
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Changes in assets and liabilities related to operations:
Change in receivable for investments sold	(891,807)
Change in dividends receivable and distributions receivable from Fidelity Central Funds	5,367
Change in prepaid expenses	39
Change in receivable from investment advisor for expense reductions	265
Change in payable for investments purchased	1,915,909
Change in dividend expense payable on securities sold short	199
Change in other payables and accrued expenses	(24,827)
Purchases of long term investments	(41,004,630)
Proceeds from sale of long term investments	40,438,932
Purchases of and proceeds from short term investments - net	(964,765)
Net cash from return of capital distributions	2,456
Purchases of covers for securities sold short	(9,019,651)
Proceeds from securities sold short	9,239,044
Net realized gain on investments, foreign currency transactions and securities sold short	(2,381,590)
Change in net unrealized (appreciation) depreciation on investments, foreign currency transactions and securities sold short	(1,362,660)
Net cash used in operating activities	(313,829)

Cash flows from financing activities:
Proceeds from sales of shares	4,144,941
Distributions to shareholders net of reinvestments	(7,229)
Cost of shares redeemed	(3,942,135)
Change in accrued broker fees on securities borrowed	(1,196)
Change in payable to custodian bank	118,399
Net cash provided by financing activities	312,780

Net decrease in cash and cash equivalents	(1,049)
Cash and foreign currency, beginning of period	1,049
Cash and foreign currency, end of period	$ -
(Cash paid during the period for interest $24,712)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 7.82	$ 6.96	$ 6.82	$ 6.48	$ 6.38	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)	.02	(.02)	(.03)	.03	- J
Net realized and unrealized gain (loss)	1.56	.84	.16	.40	.10	(3.62)
Total from investment operations	1.55	.86	.14	.37	.13	(3.62)
Distributions from net investment income	(.04)	-	-	(.02)	(.03)	-
Distributions from net realized gain	-	-	-	(.01)	-	-
Total distributions	(.04)	-	-	(.03)	(.03)	-
Net asset value, end of period	$ 9.33	$ 7.82	$ 6.96	$ 6.82	$ 6.48	$ 6.38
Total Return B, C, D	19.90%	12.36%	2.05%	5.75%	2.04%	(36.20)%
Ratios to Average Net Assets F, I
Expenses before reductions	3.53% A	2.76%	2.23%	2.25%	2.26%	2.63% A
Expenses net of fee waivers, if any	2.66% A	2.30%	2.12%	2.19%	2.19%	2.50% A
Expenses before reductions (excluding interest and dividend expenses for securities sold short)	2.43% A	2.01%	1.67%	1.61%	1.62%	1.68% A
Expenses net of all reductions (excluding interest and dividend expenses for securities sold short)	1.35% A, K	1.53%	1.54%	1.51%	1.53%	1.55% A
Net investment income (loss)	(.24)% A	.31%	(.34)%	(.49)%	.47%	.07% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,714	$ 1,563	$ 1,639	$ 1,440	$ 1,898	$ 7,648
Portfolio turnover rate G	305% A	275%	310%	281%	329%	288%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period March 31, 2008 (commencement of operations) to November 30, 2008. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements and include interest and dividend expenses for securities sold short. JAmount represents less than $.01 per share. KThe annualized ratio of expenses net of all reductions (excluding interest and dividend expenses for securities sold short) to average net assets includes non-recurring payments by certain of the Fund's brokers for commissions recaptured during the period.  Excluding these payments, the ratio would have been 1.53%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 7.75	$ 6.92	$ 6.80	$ 6.47	$ 6.37	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.02)	- J	(.04)	(.05)	.01	(.01)
Net realized and unrealized gain (loss)	1.55	.83	.16	.41	.10	(3.62)
Total from investment operations	1.53	.83	.12	.36	.11	(3.63)
Distributions from net investment income	(.02)	-	-	(.02)	(.01)	-
Distributions from net realized gain	-	-	-	(.01)	-	-
Total distributions	(.02)	-	-	(.03)	(.01)	-
Net asset value, end of period	$ 9.26	$ 7.75	$ 6.92	$ 6.80	$ 6.47	$ 6.37
Total Return B, C, D	19.81%	11.99%	1.76%	5.54%	1.75%	(36.30)%
Ratios to Average Net Assets F, I
Expenses before reductions	3.80% A	3.03%	2.47%	2.49%	2.43%	2.96% A
Expenses net of fee waivers, if any	2.90% A	2.55%	2.35%	2.44%	2.43%	2.75% A
Expenses before reductions (excluding interest and dividend expenses for securities sold short)	2.70% A	2.29%	1.91%	1.85%	1.79%	2.01% A
Expenses net of all reductions (excluding interest and dividend expenses for securities sold short)	1.59% A, K	1.78%	1.77%	1.76%	1.77%	1.80% A
Net investment income (loss)	(.49)% A	.06%	(.57)%	(.74)%	.23%	(.20)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,079	$ 1,018	$ 1,162	$ 825	$ 973	$ 1,703
Portfolio turnover rate G	305% A	275%	310%	281%	329%	288%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period March 31, 2008 (commencement of operations) to November 30, 2008. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements and include interest and dividend expenses for securities sold short. JAmount represents less than $.01 per share. KThe annualized ratio of expenses net of all reductions (excluding interest and dividend expenses for securities sold short) to average net assets includes non-recurring payments by certain of the Fund's brokers for commissions recaptured during the period.  Excluding these payments, the ratio would have been 1.77%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 7.62	$ 6.84	$ 6.75	$ 6.43	$ 6.35	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.04)	(.03)	(.08)	(.08)	(.02)	(.04)
Net realized and unrealized gain (loss)	1.53	.81	.17	.40	.10	(3.61)
Total from investment operations	1.49	.78	.09	.32	.08	(3.65)
Net asset value, end of period	$ 9.11	$ 7.62	$ 6.84	$ 6.75	$ 6.43	$ 6.35
Total Return B, C, D	19.55%	11.40%	1.33%	4.98%	1.26%	(36.50)%
Ratios to Average Net Assets F, I
Expenses before reductions	4.28% A	3.52%	3.01%	3.02%	2.92%	3.45% A
Expenses net of fee waivers, if any	3.40% A	3.05%	2.87%	2.94%	2.92%	3.25% A
Expenses before reductions (excluding interest and dividend expenses for securities sold short)	3.17% A	2.77%	2.45%	2.38%	2.28%	2.50% A
Expenses net of all reductions (excluding interest and dividend expenses for securities sold short)	2.09% A, J	2.28%	2.29%	2.26%	2.25%	2.30% A
Net investment income (loss)	(.99)% A	(.44)%	(1.08)%	(1.24)%	(.26)%	(.69)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 382	$ 243	$ 278	$ 410	$ 593	$ 912
Portfolio turnover rate G	305% A	275%	310%	281%	329%	288%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period March 31, 2008 (commencement of operations) to November 30, 2008. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements and include interest and dividend expenses for securities sold short. JThe annualized ratio of expenses net of all reductions (excluding interest and dividend expenses for securities sold short) to average net assets includes non-recurring payments by certain of the Fund's brokers for commissions recaptured during the period.  Excluding these payments, the ratio would have been 2.27%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 7.62	$ 6.83	$ 6.74	$ 6.42	$ 6.35	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.04)	(.03)	(.08)	(.08)	(.02)	(.04)
Net realized and unrealized gain (loss)	1.52	.82	.17	.40	.09	(3.61)
Total from investment operations	1.48	.79	.09	.32	.07	(3.65)
Net asset value, end of period	$ 9.10	$ 7.62	$ 6.83	$ 6.74	$ 6.42	$ 6.35
Total Return B, C, D	19.42%	11.57%	1.34%	4.98%	1.10%	(36.50)%
Ratios to Average Net Assets F, I
Expenses before reductions	4.27% A	3.49%	2.96%	3.00%	2.96%	3.43% A
Expenses net of fee waivers, if any	3.40% A	3.05%	2.86%	2.94%	2.94%	3.25% A
Expenses before reductions (excluding interest and dividend expenses for securities sold short)	3.16% A	2.75%	2.40%	2.36%	2.32%	2.48% A
Expenses net of all reductions (excluding interest and dividend expenses for securities sold short)	2.09% A, J	2.28%	2.28%	2.26%	2.28%	2.30% A
Net investment income (loss)	(.99)% A	(.44)%	(1.08)%	(1.24)%	(.28)%	(.69)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,128	$ 915	$ 860	$ 641	$ 867	$ 1,925
Portfolio turnover rate G	305% A	275%	310%	281%	329%	288%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period March 31, 2008 (commencement of operations) to November 30, 2008. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements and include interest and dividend expenses for securities sold short. JThe annualized ratio of expenses net of all reductions (excluding interest and dividend expenses for securities sold short) to average net assets includes non-recurring payments by certain of the Fund's brokers for commissions recaptured during the period.  Excluding these payments, the ratio would have been 2.27%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - 130/30 Large Cap

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 7.86	$ 6.98	$ 6.82	$ 6.50	$ 6.40	$ 10.00
Income from Investment Operations
Net investment income (loss) D	- I	.04	(.01)	(.02)	.04	.02
Net realized and unrealized gain (loss)	1.56	.85	.17	.40	.10	(3.62)
Total from investment operations	1.56	.89	.16	.38	.14	(3.60)
Distributions from net investment income	(.06)	-	-	(.05)	(.04)	-
Distributions from net realized gain	-	(.01)	-	(.01)	-	-
Total distributions	(.06)	(.01)	-	(.06)	(.04)	-
Net asset value, end of period	$ 9.36	$ 7.86	$ 6.98	$ 6.82	$ 6.50	$ 6.40
Total Return B, C	19.98%	12.72%	2.35%	5.94%	2.15%	(36.00)%
Ratios to Average Net Assets E, H
Expenses before reductions	3.26% A	2.52%	1.97%	1.99%	1.96%	2.32% A
Expenses net of fee waivers, if any	2.41% A	2.05%	1.86%	1.94%	1.94%	2.25% A
Expenses before reductions (excluding interest and dividend expenses for securities sold short)	2.15% A	1.77%	1.41%	1.35%	1.32%	1.37% A
Expenses net of all reductions (excluding interest and dividend expenses for securities sold short)	1.10% A, J	1.28%	1.28%	1.26%	1.28%	1.30% A
Net investment income (loss)	.01% A	.56%	(.08)%	(.25)%	.72%	.31% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,203	$ 14,817	$ 18,867	$ 17,690	$ 21,850	$ 101,323
Portfolio turnover rate F	305% A	275%	310%	281%	329%	288%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period March 31, 2008 (commencement of operations) to November 30, 2008. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements and include interest and dividend expenses for securities sold short. IAmount represents less than $.01 per share. JThe annualized ratio of expenses net of all reductions (excluding interest and dividend expenses for securities sold short) to average net assets includes non-recurring payments by certain of the Fund's brokers for commissions recaptured during the period.  Excluding these payments, the ratio would have been 1.28%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 7.84	$ 6.98	$ 6.81	$ 6.50	$ 6.40	$ 10.00
Income from Investment Operations
Net investment income (loss) D	- I	.04	(.01)	(.01)	.05	.02
Net realized and unrealized gain (loss)	1.56	.84	.18	.41	.09	(3.62)
Total from investment operations	1.56	.88	.17	.40	.14	(3.60)
Distributions from net investment income	(.06)	-	-	(.08)	(.04)	-
Distributions from net realized gain	-	(.02)	-	(.01)	-	-
Total distributions	(.06)	(.02)	-	(.09)	(.04)	-
Net asset value, end of period	$ 9.34	$ 7.84	$ 6.98	$ 6.81	$ 6.50	$ 6.40
Total Return B, C	20.03%	12.69%	2.50%	6.22%	2.15%	(36.00)%
Ratios to Average Net Assets E, H
Expenses before reductions	3.30% A	2.52%	2.08%	1.87%	1.79%	2.39% A
Expenses net of fee waivers, if any	2.40% A	2.05%	1.87%	1.87%	1.79%	2.25% A
Expenses before reductions (excluding interest and dividend expenses for securities sold short)	2.20% A	1.77%	1.52%	1.23%	1.15%	1.44% A
Expenses net of all reductions (excluding interest and dividend expenses for securities sold short)	1.09% A, J	1.28%	1.29%	1.19%	1.12%	1.30% A
Net investment income (loss)	.02% A	.56%	(.09)%	(.17)%	.87%	.31% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 79	$ 79	$ 109	$ 5,662	$ 4,073	$ 2,954
Portfolio turnover rate F	305% A	275%	310%	281%	329%	288%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period March 31, 2008 (commencement of operations) to November 30, 2008. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements and include interest and dividend expenses for securities sold short. IAmount represents less than $.01 per share. JThe annualized ratio of expenses net of all reductions (excluding interest and dividend expenses for securities sold short) to average net assets includes non-recurring payments by certain of the Fund's brokers for commissions recaptured during the period.  Excluding these payments, the ratio would have been 1.27%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2013 (Unaudited)

1. Organization.

Fidelity® 130/30 Large Cap Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, 130/30 Large Cap and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Effective after the close of business on October 12, 2012, the Fund's other share classes were closed to new accounts with certain exceptions. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Long and short positions in equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price (last ask price to value short positions) or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2013, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income and dividend expense on securities sold short, are recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, certain payments in-lieu of dividends on short sales, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 3,555,932
Gross unrealized depreciation	(244,490)
Net unrealized appreciation (depreciation) on securities and other investments	$ 3,311,442

Tax cost	$ 27,215,008

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (12,663,271)
2017	(54,796,489)
Total capital loss carryforward	$ (67,459,760)

The utilization of the losses described above will be limited as a result of the Fund's merger into Fidelity Stock Selector All Cap Fund on June 21, 2013.

Short Sales. Consistent with its investment objective, the Fund holds long securities that it expects to outperform the market and sells securities short in issuers expected to underperform the market. The Fund intends to maintain a net long exposure (the market value of long positions less the market value of short positions) of 100%, normally targeting long and short positions of approximately 130% and 30% of the Fund's net assets, respectively. In a short sale transaction, the Fund sells securities it does not own, but has borrowed from a broker, in anticipation of a decline in the market value of the securities. To complete or "close out" a short sale, the Fund must purchase the same securities at the current market price and deliver them to the broker. Until the Fund closes out a short position, it is obligated to pay the broker fees incurred on borrowing the securities. The fees, which are net of rebates, are recorded as interest expense in the accompanying Statement of Operations. The Fund is required to maintain a margin account with the broker and to pledge a portion of its assets as collateral in an amount not less than the value of the borrowed securities. The collateral is marked-to-market daily and any such pledged collateral is identified in the Schedule of Investments. The Fund is subject to risk of loss if the broker were to fail to perform its obligations under the contract. Short positions are reported at value in the accompanying Schedule of Investments under the caption "Short Stock Positions" and in the accompanying Statement of Assets & Liabilities. Dividends declared on short positions are recorded as dividend expense in the accompanying Statement of Operations and the Fund is obligated to pay the broker any dividends due on securities sold short. In the event the price of a security sold short increases between the short sale and when the Fund closes out the short sale, the Fund will incur a loss. The Fund will realize a gain if the security declines in value between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are theoretically unlimited because the short

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Short Sales - continued

position loses value as the securities' price increases. The Fund's ultimate obligation to satisfy the short sale may exceed the amount shown in the accompanying Statement of Assets & Liabilities.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short sales and short-term securities, aggregated $41,004,630 and $40,438,932, respectively. Securities sold short and purchases to cover securities sold short aggregated $9,239,044 and $9,019,651, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of 130/30 Large Cap as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .61% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period,

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 2,080	$ -
Class T	.25%	.25%	2,604	14
Class B	.75%	.25%	1,786	1,340
Class C	.75%	.25%	5,067	322
			$ 11,537	$ 1,676

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 856
Class T	187
Class C*	3
$ 1,046

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 2,488.30
Class T	1,735.33
Class B	518.29
Class C	1,513.30
130/30 Large Cap	23,069.28
Institutional Class	125.31
	$ 29,448

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $2,987 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $26 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense and dividend expense on securities sold short, including commitment fees, are excluded from this reimbursement. As a result, actual expenses paid by a shareholder may be higher than the limitations listed in the table below.

Semiannual Report

7. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.55%	$ 7,295
Class T	1.80%	4,674
Class B	2.30%	1,560
Class C	2.30%	4,382
130/30 Large Cap	1.30%	70,259
Institutional Class	1.30%	367
		$ 88,537

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $46.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $2,725 for the period. Also, certain of the Fund's brokers made non-recurring commission recapture payments to the Fund during the period which offset fund expenses in the amount of $18,313.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2013	Year ended November 30, 2012
From net investment income
Class A	$ 7,662	$ -
Class T	2,677	-
130/30 Large Cap	110,417	-
Institutional Class	596	-
Total	$ 121,352	$ -
From net realized gain
130/30 Large Cap	-	18,728
Institutional Class	-	333
Total	$ -	$ 19,061

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2013	Year ended November 30, 2012	Six months ended May 31, 2013	Year ended November 30, 2012
Class A
Shares sold	21,992	39,024	$ 183,233	$ 289,377
Reinvestment of distributions	905	-	7,084	-
Shares redeemed	(39,087)	(74,580)	(333,416)	(552,667)
Net increase (decrease)	(16,190)	(35,556)	$ (143,099)	$ (263,290)
Class T
Shares sold	6,812	37,353	$ 57,194	$ 272,905
Reinvestment of distributions	345	-	2,677	-
Shares redeemed	(21,935)	(73,975)	(185,006)	(549,176)
Net increase (decrease)	(14,778)	(36,622)	$ (125,135)	$ (276,271)
Class B
Shares sold	13,030	6,047	$ 99,967	$ 43,674
Shares redeemed	(3,017)	(14,831)	(25,165)	(107,897)
Net increase (decrease)	10,013	(8,784)	$ 74,802	$ (64,223)
Class C
Shares sold	12,891	29,523	$ 109,972	$ 212,297
Shares redeemed	(9,007)	(35,356)	(75,998)	(259,118)
Net increase (decrease)	3,884	(5,833)	$ 33,974	$ (46,821)
130/30 Large Cap
Shares sold	426,001	560,758	$ 3,702,368	$ 4,144,175
Reinvestment of distributions	13,234	2,618	103,766	17,777
Shares redeemed	(381,471)	(1,378,653)	(3,294,158)	(10,216,015)
Net increase (decrease)	57,764	(815,277)	$ 511,976	$ (6,054,063)
Institutional Class
Shares sold	1	4,062	$ 9	$ 30,477
Reinvestment of distributions	76	46	596	312
Shares redeemed	(1,777)	(9,634)	(15,576)	(69,547)
Net increase (decrease)	(1,700)	(5,526)	$ (14,971)	$ (38,758)

10. Reorganization.

The Board of Trustees of the Fund approved an Agreement and Plan of Reorganization (the Agreement) between the Fund and Fidelity Stock Selector All Cap Fund. The Agreement provides for the transfer of all the assets and the assumption of all the liabilities of the Fund in exchange for corresponding shares of Fidelity Stock Selector All Cap Fund equal in value to the net assets of the Fund on the day the reorganization is effective.

Semiannual Report

10. Reorganization - continued

The Fund's shareholders approved the reorganization that became effective on June 21, 2013. The reorganization qualified as a tax-free transaction with no gain or loss recognized by the Funds or their shareholders.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 14% of the total outstanding shares of the Fund.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 14, 2013. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of Fidelity 130/30 Large Cap Fund to Fidelity Stock Selector All Cap Fund in exchange solely for shares of beneficial interest of Fidelity Stock Selector All Cap Fund and the assumption by Fidelity Stock Selector All Cap Fund of Fidelity 130/30 Large Cap Fund's liabilities, in complete liquidation of Fidelity 130/30 Large Cap Fund.

	# of Votes	% of Votes
Affirmative	9,946,967.29	86.743
Against	503,205.78	4.388
Abstain	346,439.46	3.021
Broker Non-Votes	670,542.31	5.848
TOTAL	11,467,154.84	100.000

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management &
Research Company (U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

FLC-USAN-0713
1.859197.105

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

130/30 Large Cap

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2013

(Fidelity Cover Art)

Class A, Class T, Class B,
and Class C are classes
of Fidelity ® 130/30
Large Cap Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, changes in net assets and cash flows as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Proxy Voting Results	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2012 to May 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value December 1, 2012	Ending Account Value May 31, 2013	Expenses Paid During Period* December 1, 2012 to May 31, 2013
Class A	2.66%
Actual		$ 1,000.00	$ 1,199.00	$ 14.58
HypotheticalA		$ 1,000.00	$ 1,011.67	$ 13.34
Class T	2.90%
Actual		$ 1,000.00	$ 1,198.10	$ 15.89
HypotheticalA		$ 1,000.00	$ 1,010.47	$ 14.54
Class B	3.40%
Actual		$ 1,000.00	$ 1,195.50	$ 18.61
HypotheticalA		$ 1,000.00	$ 1,007.98	$ 17.02
Class C	3.40%
Actual		$ 1,000.00	$ 1,194.20	$ 18.60
HypotheticalA		$ 1,000.00	$ 1,007.98	$ 17.02
130/30 Large Cap	2.41%
Actual		$ 1,000.00	$ 1,199.80	$ 13.22
HypotheticalA		$ 1,000.00	$ 1,012.91	$ 12.09
Institutional Class	2.40%
Actual		$ 1,000.00	$ 1,200.30	$ 13.17
HypotheticalA		$ 1,000.00	$ 1,012.96	$ 12.04

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Long Stocks as of May 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Bank of America Corp.	4.2	0.0
Citigroup, Inc.	4.1	3.7
JPMorgan Chase & Co.	3.3	4.3
Oracle Corp.	3.2	3.6
Halliburton Co.	3.1	0.0
Amgen, Inc.	3.0	3.1
Google, Inc. Class A	2.9	0.0
Hartford Financial Services Group, Inc.	2.3	0.0
Phillips 66	2.3	3.7
Samsung Electronics Co. Ltd.	2.2	2.6
	30.6
Top Ten Short Stocks as of May 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
TD Ameritrade Holding Corp.	(1.2)	0.0
Rush Enterprises, Inc. Class A	(1.0)	0.0
Janus Capital Group, Inc.	(1.0)	(0.5)
Expeditors International of Washington, Inc.	(1.0)	0.0
Molex, Inc.	(1.0)	0.0
Hubbell, Inc. Class B	(1.0)	0.0
Acuity Brands, Inc.	(0.9)	0.0
Incyte Corp.	(0.9)	(0.9)
NVR, Inc.	(0.9)	0.0
CME Group, Inc.	(0.8)	(0.5)
	(9.7)
Market Sectors as of May 31, 2013
As a % of fund's net assets	Long	Short	Net
Information Technology	22.6	(5.7)	16.9
Financials	24.9	(9.3)	15.6
Consumer Discretionary	16.7	(3.6)	13.1
Consumer Staples	14.3	(1.8)	12.5
Energy	12.6	(1.0)	11.6
Industrials	18.0	(6.5)	11.5
Health Care	12.9	(2.4)	10.5
Materials	4.0	(1.3)	2.7
Utilities	3.0	(1.4)	1.6
Telecommunication Services	1.9	(0.5)	1.4
Market Sectors as of November 30, 2012
As a % of fund's net assets	Long	Short	Net
Information Technology	28.5	(10.9)	17.6
Consumer Staples	13.7	(0.5)	13.2
Health Care	16.3	(3.7)	12.6
Energy	15.4	(3.0)	12.4
Financials	19.4	(7.4)	12.0
Consumer Discretionary	16.2	(4.2)	12.0
Industrials	8.5	(1.8)	6.7
Utilities	4.8	(0.5)	4.3
Telecommunication Services	2.7	0.0	2.7
Materials	3.6	(1.0)	2.6
Equity Exposure (% of fund's net assets)
As of May 31, 2013 †	As of November 30, 2012 ††
Long equity positions* 130.9%	Long equity positions* 129.1%
Short equity positions (33.5)%	Short equity positions (33.0)%
Net equity positions 97.4%	Net equity positions 96.1%
† Foreign investments 19.0%	†† Foreign investments 21.8%

* Long equity positions are adjusted to reflect the effect of futures contracts, if applicable.

Semiannual Report

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

LONG STOCK POSITIONS (c) - 130.9%
	Shares	Value
COMMON STOCKS - 130.9%
CONSUMER DISCRETIONARY - 16.7%
Auto Components - 3.8%
Delphi Automotive PLC	2,500	$ 122,025
Johnson Controls, Inc.	6,500	242,840
Tenneco, Inc. (a)	5,400	239,544
TRW Automotive Holdings Corp. (a)	3,800	240,730
		845,139
Automobiles - 0.5%
General Motors Co. (a)	3,500	118,615
Hotels, Restaurants & Leisure - 1.0%
Icahn Enterprises LP rights	10,900	0
Jack in the Box, Inc. (a)	3,000	109,470
Red Robin Gourmet Burgers, Inc. (a)	2,300	120,773
		230,243
Household Durables - 0.5%
Whirlpool Corp.	900	114,984
Media - 4.3%
CBS Corp. Class B	5,400	267,300
DIRECTV (a)	3,800	232,294
Time Warner, Inc.	4,000	233,480
Valassis Communications, Inc.	9,000	233,910
		966,984
Multiline Retail - 1.1%
Macy's, Inc.	5,100	246,534
Specialty Retail - 2.5%
Gap, Inc.	5,600	227,080
Lithia Motors, Inc. Class A (sub. vtg.)	4,400	229,196
OfficeMax, Inc.	8,900	115,967
		572,243
Textiles, Apparel & Luxury Goods - 3.0%
G-III Apparel Group Ltd. (a)	5,600	235,816
PVH Corp.	1,900	218,861
VF Corp.	1,200	220,632
		675,309
TOTAL CONSUMER DISCRETIONARY		3,770,051
CONSUMER STAPLES - 14.3%
Beverages - 4.9%
Coca-Cola Enterprises, Inc.	6,700	248,972
Constellation Brands, Inc. Class A (sub. vtg.) (a)	8,900	471,789
LONG STOCK POSITIONS (c) - continued
	Shares	Value
COMMON STOCKS - continued
CONSUMER STAPLES - continued
Beverages - continued
Cott Corp.	20,800	$ 170,332
Dr. Pepper Snapple Group, Inc.	4,500	206,910
		1,098,003
Food & Staples Retailing - 3.3%
CVS Caremark Corp.	7,700	443,366
Kroger Co.	8,800	296,296
		739,662
Food Products - 3.4%
Archer Daniels Midland Co.	6,700	215,941
Green Mountain Coffee Roasters, Inc. (a)	3,100	226,703
Ingredion, Inc.	1,500	102,180
TreeHouse Foods, Inc. (a)	3,500	229,180
		774,004
Household Products - 0.9%
Energizer Holdings, Inc.	2,200	210,562
Tobacco - 1.8%
Imperial Tobacco Group PLC	5,605	201,920
Japan Tobacco, Inc.	5,900	200,795
		402,715
TOTAL CONSUMER STAPLES		3,224,946
ENERGY - 12.6%
Energy Equipment & Services - 5.4%
Dril-Quip, Inc. (a)	1,200	108,540
Ensco PLC Class A	6,900	415,173
Halliburton Co.	16,800	703,080
		1,226,793
Oil, Gas & Consumable Fuels - 7.2%
Hess Corp.	6,900	465,129
Marathon Petroleum Corp.	5,000	412,500
Murphy Oil Corp.	3,600	227,952
Phillips 66	7,600	505,932
		1,611,513
TOTAL ENERGY		2,838,306
LONG STOCK POSITIONS (c) - continued
	Shares	Value
COMMON STOCKS - continued
FINANCIALS - 24.9%
Capital Markets - 4.0%
KKR & Co. LP	22,500	$ 438,300
The Blackstone Group LP	21,600	472,824
		911,124
Diversified Financial Services - 11.6%
Bank of America Corp.	70,300	960,297
Citigroup, Inc.	17,700	920,223
JPMorgan Chase & Co.	13,600	742,424
		2,622,944
Insurance - 7.3%
Assured Guaranty Ltd.	9,800	221,676
Berkshire Hathaway, Inc. Class B (a)	4,100	467,687
Everest Re Group Ltd.	3,300	427,713
Hartford Financial Services Group, Inc.	17,000	520,710
		1,637,786
Thrifts & Mortgage Finance - 2.0%
Ocwen Financial Corp. (a)	10,700	457,746
TOTAL FINANCIALS		5,629,600
HEALTH CARE - 12.9%
Biotechnology - 4.1%
Amgen, Inc.	6,800	683,604
United Therapeutics Corp. (a)	3,600	239,292
		922,896
Health Care Equipment & Supplies - 1.6%
Boston Scientific Corp. (a)	27,600	255,024
Exactech, Inc. (a)	5,400	98,280
		353,304
Health Care Providers & Services - 4.1%
AmerisourceBergen Corp.	4,000	216,320
CIGNA Corp.	7,200	488,880
Molina Healthcare, Inc. (a)	5,900	223,020
		928,220
Pharmaceuticals - 3.1%
Actavis, Inc. (a)	1,800	221,922
LONG STOCK POSITIONS (c) - continued
	Shares	Value
COMMON STOCKS - continued
HEALTH CARE - continued
Pharmaceuticals - continued
Jazz Pharmaceuticals PLC (a)	3,900	$ 265,083
Warner Chilcott PLC	11,300	216,960
		703,965
TOTAL HEALTH CARE		2,908,385
INDUSTRIALS - 18.0%
Aerospace & Defense - 2.4%
Ducommun, Inc. (a)	6,000	116,580
Esterline Technologies Corp. (a)	5,800	425,662
		542,242
Building Products - 0.5%
Insteel Industries, Inc.	6,800	121,788
Commercial Services & Supplies - 2.0%
Republic Services, Inc.	6,600	225,060
UniFirst Corp.	2,400	227,760
		452,820
Construction & Engineering - 1.6%
Jacobs Engineering Group, Inc. (a)	2,000	114,020
MasTec, Inc. (a)	3,600	114,480
URS Corp.	2,700	130,788
		359,288
Electrical Equipment - 2.6%
EnerSys	4,800	239,184
Generac Holdings, Inc.	3,000	121,500
Hubbell, Inc.	2,500	225,025
		585,709
Industrial Conglomerates - 0.9%
Siemens AG sponsored ADR	2,000	210,200
Machinery - 2.7%
Oshkosh Truck Corp. (a)	1,800	71,676
Terex Corp. (a)	5,100	182,937
Timken Co.	1,900	107,844
TriMas Corp. (a)	7,300	235,425
		597,882
Professional Services - 2.4%
Kelly Services, Inc. Class A (non-vtg.)	6,000	106,260
LONG STOCK POSITIONS (c) - continued
	Shares	Value
COMMON STOCKS - continued
INDUSTRIALS - continued
Professional Services - continued
Manpower, Inc.	3,800	$ 217,626
Towers Watson & Co.	2,900	225,272
		549,158
Road & Rail - 1.2%
Hertz Global Holdings, Inc. (a)	10,300	266,049
Trading Companies & Distributors - 1.7%
AerCap Holdings NV (a)	8,800	152,504
Rush Enterprises, Inc. Class B (a)	10,600	234,896
		387,400
TOTAL INDUSTRIALS		4,072,536
INFORMATION TECHNOLOGY - 22.6%
Communications Equipment - 2.1%
Cisco Systems, Inc.	19,200	462,336
Computers & Peripherals - 3.4%
SanDisk Corp. (a)	4,100	241,982
Seagate Technology	5,700	245,556
Western Digital Corp.	4,400	278,608
		766,146
Electronic Equipment & Components - 3.0%
Arrow Electronics, Inc. (a)	2,600	103,376
Corning, Inc.	15,300	235,161
Fabrinet (a)	5,000	72,650
Flextronics International Ltd. (a)	36,800	274,528
		685,715
Internet Software & Services - 3.9%
Google, Inc. Class A (a)	739	643,233
Yahoo!, Inc. (a)	9,000	236,700
		879,933
IT Services - 3.1%
Computer Sciences Corp.	2,600	115,986
Fidelity National Information Services, Inc.	10,300	462,470
FleetCor Technologies, Inc. (a)	1,500	130,620
		709,076
LONG STOCK POSITIONS (c) - continued
	Shares	Value
COMMON STOCKS - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 3.0%
NXP Semiconductors NV (a)	6,200	$ 191,270
Samsung Electronics Co. Ltd.	369	496,491
		687,761
Software - 4.1%
Oracle Corp.	21,100	712,336
Symantec Corp.	9,100	203,749
		916,085
TOTAL INFORMATION TECHNOLOGY		5,107,052
MATERIALS - 4.0%
Chemicals - 0.6%
American Pacific Corp. (a)	4,600	127,880
Construction Materials - 0.5%
Eagle Materials, Inc.	1,500	110,625
Containers & Packaging - 2.0%
Graphic Packaging Holding Co. (a)	27,600	212,244
Rock-Tenn Co. Class A	2,500	246,950
		459,194
Paper & Forest Products - 0.9%
International Paper Co.	4,700	216,905
TOTAL MATERIALS		914,604
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.0%
Nippon Telegraph & Telephone Corp. sponsored ADR	8,900	220,364
Wireless Telecommunication Services - 0.9%
NTT DoCoMo, Inc. sponsored ADR	13,500	198,180
TOTAL TELECOMMUNICATION SERVICES		418,544
UTILITIES - 3.0%
Electric Utilities - 3.0%
Edison International	4,200	192,948
LONG STOCK POSITIONS (c) - continued
	Shares	Value
COMMON STOCKS - continued
UTILITIES - continued
Electric Utilities - continued
ITC Holdings Corp.	1,300	$ 112,541
PNM Resources, Inc.	16,600	372,172
		677,661
TOTAL COMMON STOCKS (Cost $26,210,547)		29,561,685
Money Market Funds - 4.3%

Fidelity Cash Central Fund, 0.12% (b) (Cost $964,765)	964,765	964,765
TOTAL INVESTMENT PORTFOLIO - 135.2% (Cost $27,175,312)		30,526,450
TOTAL SHORT STOCK POSITIONS - (33.5)% (Proceeds $7,106,500)		(7,563,780)
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(378,162)
NET ASSETS - 100%		$ 22,584,508
SHORT STOCK POSITIONS - (33.5)%

COMMON STOCKS - (33.5)%
CONSUMER DISCRETIONARY - (3.6)%
Diversified Consumer Services - (0.5)%
Career Education Corp.	(38,000)	(113,240)
Hotels, Restaurants & Leisure - (0.5)%
Darden Restaurants, Inc.	(2,200)	(113,960)
Household Durables - (0.9)%
NVR, Inc.	(200)	(196,662)
Leisure Equipment & Products - (0.4)%
Callaway Golf Co.	(14,300)	(97,955)
SHORT STOCK POSITIONS - continued
	Shares	Value
COMMON STOCKS - continued
CONSUMER DISCRETIONARY - continued
Multiline Retail - (1.3)%
Family Dollar Stores, Inc.	(2,800)	$ (171,220)
J.C. Penney Co., Inc.	(7,000)	(123,060)
		(294,280)
TOTAL CONSUMER DISCRETIONARY		(816,097)
CONSUMER STAPLES - (1.8)%
Beverages - (0.5)%
Brown-Forman Corp. Class B (non-vtg.)	(1,600)	(110,112)
Food & Staples Retailing - (0.7)%
Sysco Corp.	(5,000)	(169,000)
Food Products - (0.6)%
Boulder Brands, Inc.	(12,100)	(126,929)
TOTAL CONSUMER STAPLES		(406,041)
ENERGY - (1.0)%
Oil, Gas & Consumable Fuels - (1.0)%
FX Energy, Inc.	(23,100)	(94,479)
Goodrich Petroleum Corp.	(10,600)	(133,136)
		(227,615)
FINANCIALS - (9.3)%
Capital Markets - (3.2)%
Charles Schwab Corp.	(6,400)	(127,104)
Janus Capital Group, Inc.	(26,200)	(229,774)
T. Rowe Price Group, Inc.	(1,500)	(113,790)
TD Ameritrade Holding Corp.	(11,100)	(260,184)
		(730,852)
Commercial Banks - (1.7)%
TCF Financial Corp.	(8,300)	(119,520)
Valley National Bancorp	(13,060)	(121,719)
Westamerica Bancorp.	(3,300)	(148,599)
		(389,838)
Diversified Financial Services - (0.8)%
CME Group, Inc.	(2,700)	(183,411)
SHORT STOCK POSITIONS - continued
	Shares	Value
COMMON STOCKS - continued
FINANCIALS - continued
Insurance - (1.8)%
Aon PLC	(2,600)	$ (165,542)
Loews Corp.	(2,500)	(114,550)
Marsh & McLennan Companies, Inc.	(2,900)	(116,058)
		(396,150)
Real Estate Investment Trusts - (0.7)%
UDR, Inc.	(6,500)	(158,405)
Thrifts & Mortgage Finance - (1.1)%
Astoria Financial Corp.	(15,500)	(152,830)
New York Community Bancorp, Inc.	(7,600)	(99,408)
		(252,238)
TOTAL FINANCIALS		(2,110,894)
HEALTH CARE - (2.4)%
Biotechnology - (1.4)%
Dendreon Corp.	(6,800)	(27,200)
Incyte Corp.	(9,200)	(203,964)
Verastem, Inc.	(10,000)	(95,600)
		(326,764)
Health Care Technology - (0.6)%
Computer Programs & Systems, Inc.	(2,900)	(145,232)
Life Sciences Tools & Services - (0.4)%
Sequenom, Inc.	(20,200)	(83,628)
TOTAL HEALTH CARE		(555,624)
INDUSTRIALS - (6.5)%
Air Freight & Logistics - (1.5)%
C.H. Robinson Worldwide, Inc.	(1,900)	(107,711)
Expeditors International of Washington, Inc.	(5,800)	(226,374)
		(334,085)
Electrical Equipment - (1.9)%
Acuity Brands, Inc.	(2,900)	(217,703)
Hubbell, Inc. Class B	(2,200)	(220,946)
		(438,649)
SHORT STOCK POSITIONS - continued
	Shares	Value
COMMON STOCKS - continued
INDUSTRIALS - continued
Machinery - (1.3)%
Accuride Corp.	(21,100)	$ (108,032)
CLARCOR, Inc.	(3,200)	(173,568)
		(281,600)
Trading Companies & Distributors - (1.8)%
Fastenal Co.	(3,400)	(177,412)
Rush Enterprises, Inc. Class A	(9,200)	(236,440)
		(413,852)
TOTAL INDUSTRIALS		(1,468,186)
INFORMATION TECHNOLOGY - (5.7)%
Electronic Equipment & Components - (1.6)%
Cognex Corp.	(2,900)	(130,297)
Molex, Inc.	(7,700)	(225,918)
		(356,215)
Internet Software & Services - (0.6)%
CoStar Group, Inc.	(1,100)	(122,991)
Semiconductors & Semiconductor Equipment - (3.0)%
Fairchild Semiconductor International, Inc.	(8,600)	(124,786)
International Rectifier Corp.	(6,100)	(134,078)
Intersil Corp. Class A	(20,800)	(170,560)
Microchip Technology, Inc.	(2,900)	(105,792)
Tessera Technologies, Inc.	(7,100)	(147,325)
		(682,541)
Software - (0.5)%
RealPage, Inc.	(5,900)	(112,336)
TOTAL INFORMATION TECHNOLOGY		(1,274,083)
SHORT STOCK POSITIONS - continued
	Shares	Value
COMMON STOCKS - continued
MATERIALS - (1.3)%
Chemicals - (1.3)%
Air Products & Chemicals, Inc.	(1,800)	$ (169,938)
Airgas, Inc.	(1,100)	(113,179)
		(283,117)
TELECOMMUNICATION SERVICES - (0.5)%
Wireless Telecommunication Services - (0.5)%
Leap Wireless International, Inc.	(19,700)	(111,305)
UTILITIES - (1.4)%
Multi-Utilities - (1.4)%
Consolidated Edison, Inc.	(2,700)	(154,089)
TECO Energy, Inc.	(8,900)	(156,729)
		(310,818)
TOTAL SHORT STOCK POSITIONS - (33.5)% (Proceeds $7,106,500)		$ (7,563,780)
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) A portion of the securities, totaling $23,126,807, are pledged with brokers as collateral for securities sold short.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 488
Other Information

The following is a summary of the inputs used, as of May 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,770,051	$ 3,770,051	$ -	$ -
Consumer Staples	3,224,946	3,024,151	200,795	-
Energy	2,838,306	2,838,306	-	-
Financials	5,629,600	5,629,600	-	-
Health Care	2,908,385	2,908,385	-	-
Industrials	4,072,536	4,072,536	-	-
Information Technology	5,107,052	4,610,561	496,491	-
Materials	914,604	914,604	-	-
Telecommunication Services	418,544	418,544	-	-
Utilities	677,661	677,661	-	-
Money Market Funds	964,765	964,765	-	-
Short Positions	(7,563,780)	(7,563,780)	-	-
Total Investments in Securities:	$ 22,962,670	$ 22,265,384	$ 697,286	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended May 31, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 479,274
Level 2 to Level 1	$ 0
Distributions of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	81.0%
Ireland	3.2%
Bermuda	2.9%
Japan	2.8%
United Kingdom	2.7%
Korea (South)	2.2%
Netherlands	1.5%
Singapore	1.2%
Others (Individually Less Than 1%)	2.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $26,210,547)	$ 29,561,685
Fidelity Central Funds (cost $964,765)	964,765
Total Investments (cost $27,175,312)		$ 30,526,450
Receivable for investments sold		2,168,129
Receivable for fund shares sold		25,499
Dividends receivable		46,467
Distributions receivable from Fidelity Central Funds		86
Prepaid expenses		7
Receivable from investment adviser for expense reductions		3,502
Total assets		32,770,140

Liabilities
Payable to custodian bank	$ 224,104
Payable for investments purchased	2,320,654
Securities sold short at value (proceeds $7,106,500)	7,563,780
Dividend expense payable on securities sold short	7,521
Payable for fund shares redeemed	3,858
Accrued management fee	12,037
Distribution and service plan fees payable	2,079
Other affiliated payables	5,936
Other payables and accrued expenses	45,663
Total liabilities		10,185,632

Net Assets		$ 22,584,508
Net Assets consist of:
Paid in capital		$ 84,934,872
Accumulated net investment loss		(33,276)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(65,210,782)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,893,694
Net Assets		$ 22,584,508

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,714,277 ÷ 183,723 shares)	$ 9.33

Maximum offering price per share (100/94.25 of $9.33)	$ 9.90
Class T: Net Asset Value and redemption price per share ($1,078,798 ÷ 116,453 shares)	$ 9.26

Maximum offering price per share (100/96.50 of $9.26)	$ 9.60
Class B: Net Asset Value and offering price per share ($381,759 ÷ 41,922 shares)A	$ 9.11

Class C: Net Asset Value and offering price per share ($1,128,440 ÷ 123,961 shares)A	$ 9.10

130/30 Large Cap: Net Asset Value, offering price and redemption price per share ($18,202,602 ÷ 1,944,033 shares)	$ 9.36

Institutional Class: Net Asset Value, offering price and redemption price per share ($78,632 ÷ 8,418 shares)	$ 9.34

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended May 31, 2013 (Unaudited)

Investment Income
Dividends		$ 228,009
Income from Fidelity Central Funds		488
Total income		228,497

Expenses
Management fee Basic fee	$ 88,080
Performance adjustment	(25,014)
Transfer agent fees	29,448
Distribution and service plan fees	11,537
Accounting fees and expenses	5,068
Custodian fees and expenses	10,266
Independent trustees' compensation	62
Registration fees	66,493
Audit	34,684
Legal	7,007
Interest	25,908
Dividend expenses for securities sold short	88,364
Miscellaneous	6,575
Total expenses before reductions	348,478
Expense reductions	(109,621)	238,857
Net investment income (loss)		(10,360)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,985,582
Foreign currency transactions	(976)
Securities Sold Short	(603,016)
Total net realized gain (loss)		2,381,590
Change in net unrealized appreciation (depreciation) on: Investment securities	1,362,329
Assets and liabilities in foreign currencies	331
Total change in net unrealized appreciation (depreciation)		1,362,660
Net gain (loss)		3,744,250
Net increase (decrease) in net assets resulting from operations		$ 3,733,890

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2013 (Unaudited)	Year ended November 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (10,360)	$ 94,339
Net realized gain (loss)	2,381,590	1,275,498
Change in net unrealized appreciation (depreciation)	1,362,660	1,111,492
Net increase (decrease) in net assets resulting from operations	3,733,890	2,481,329
Distributions to shareholders from net investment income	(121,352)	-
Distributions to shareholders from net realized gain	-	(19,061)
Total distributions	(121,352)	(19,061)
Share transactions - net increase (decrease)	337,547	(6,743,426)
Total increase (decrease) in net assets	3,950,085	(4,281,158)

Net Assets
Beginning of period	18,634,423	22,915,581
End of period (including accumulated net investment loss of $33,276 and undistributed net investment income of $98,436, respectively)	$ 22,584,508	$ 18,634,423

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Cash Flows

Six months ended May 31, 2013 (Unaudited)
Cash flows from operating activities:
Net increase in net assets resulting from operations	$ 3,733,890
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Changes in assets and liabilities related to operations:
Change in receivable for investments sold	(891,807)
Change in dividends receivable and distributions receivable from Fidelity Central Funds	5,367
Change in prepaid expenses	39
Change in receivable from investment advisor for expense reductions	265
Change in payable for investments purchased	1,915,909
Change in dividend expense payable on securities sold short	199
Change in other payables and accrued expenses	(24,827)
Purchases of long term investments	(41,004,630)
Proceeds from sale of long term investments	40,438,932
Purchases of and proceeds from short term investments - net	(964,765)
Net cash from return of capital distributions	2,456
Purchases of covers for securities sold short	(9,019,651)
Proceeds from securities sold short	9,239,044
Net realized gain on investments, foreign currency transactions and securities sold short	(2,381,590)
Change in net unrealized (appreciation) depreciation on investments, foreign currency transactions and securities sold short	(1,362,660)
Net cash used in operating activities	(313,829)

Cash flows from financing activities:
Proceeds from sales of shares	4,144,941
Distributions to shareholders net of reinvestments	(7,229)
Cost of shares redeemed	(3,942,135)
Change in accrued broker fees on securities borrowed	(1,196)
Change in payable to custodian bank	118,399
Net cash provided by financing activities	312,780

Net decrease in cash and cash equivalents	(1,049)
Cash and foreign currency, beginning of period	1,049
Cash and foreign currency, end of period	$ -
(Cash paid during the period for interest $24,712)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 7.82	$ 6.96	$ 6.82	$ 6.48	$ 6.38	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)	.02	(.02)	(.03)	.03	- J
Net realized and unrealized gain (loss)	1.56	.84	.16	.40	.10	(3.62)
Total from investment operations	1.55	.86	.14	.37	.13	(3.62)
Distributions from net investment income	(.04)	-	-	(.02)	(.03)	-
Distributions from net realized gain	-	-	-	(.01)	-	-
Total distributions	(.04)	-	-	(.03)	(.03)	-
Net asset value, end of period	$ 9.33	$ 7.82	$ 6.96	$ 6.82	$ 6.48	$ 6.38
Total Return B, C, D	19.90%	12.36%	2.05%	5.75%	2.04%	(36.20)%
Ratios to Average Net Assets F, I
Expenses before reductions	3.53% A	2.76%	2.23%	2.25%	2.26%	2.63% A
Expenses net of fee waivers, if any	2.66% A	2.30%	2.12%	2.19%	2.19%	2.50% A
Expenses before reductions (excluding interest and dividend expenses for securities sold short)	2.43% A	2.01%	1.67%	1.61%	1.62%	1.68% A
Expenses net of all reductions (excluding interest and dividend expenses for securities sold short)	1.35% A, K	1.53%	1.54%	1.51%	1.53%	1.55% A
Net investment income (loss)	(.24)% A	.31%	(.34)%	(.49)%	.47%	.07% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,714	$ 1,563	$ 1,639	$ 1,440	$ 1,898	$ 7,648
Portfolio turnover rate G	305% A	275%	310%	281%	329%	288%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period March 31, 2008 (commencement of operations) to November 30, 2008. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements and include interest and dividend expenses for securities sold short. JAmount represents less than $.01 per share. KThe annualized ratio of expenses net of all reductions (excluding interest and dividend expenses for securities sold short) to average net assets includes non-recurring payments by certain of the Fund's brokers for commissions recaptured during the period.  Excluding these payments, the ratio would have been 1.53%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 7.75	$ 6.92	$ 6.80	$ 6.47	$ 6.37	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.02)	- J	(.04)	(.05)	.01	(.01)
Net realized and unrealized gain (loss)	1.55	.83	.16	.41	.10	(3.62)
Total from investment operations	1.53	.83	.12	.36	.11	(3.63)
Distributions from net investment income	(.02)	-	-	(.02)	(.01)	-
Distributions from net realized gain	-	-	-	(.01)	-	-
Total distributions	(.02)	-	-	(.03)	(.01)	-
Net asset value, end of period	$ 9.26	$ 7.75	$ 6.92	$ 6.80	$ 6.47	$ 6.37
Total Return B, C, D	19.81%	11.99%	1.76%	5.54%	1.75%	(36.30)%
Ratios to Average Net Assets F, I
Expenses before reductions	3.80% A	3.03%	2.47%	2.49%	2.43%	2.96% A
Expenses net of fee waivers, if any	2.90% A	2.55%	2.35%	2.44%	2.43%	2.75% A
Expenses before reductions (excluding interest and dividend expenses for securities sold short)	2.70% A	2.29%	1.91%	1.85%	1.79%	2.01% A
Expenses net of all reductions (excluding interest and dividend expenses for securities sold short)	1.59% A, K	1.78%	1.77%	1.76%	1.77%	1.80% A
Net investment income (loss)	(.49)% A	.06%	(.57)%	(.74)%	.23%	(.20)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,079	$ 1,018	$ 1,162	$ 825	$ 973	$ 1,703
Portfolio turnover rate G	305% A	275%	310%	281%	329%	288%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period March 31, 2008 (commencement of operations) to November 30, 2008. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements and include interest and dividend expenses for securities sold short. JAmount represents less than $.01 per share. KThe annualized ratio of expenses net of all reductions (excluding interest and dividend expenses for securities sold short) to average net assets includes non-recurring payments by certain of the Fund's brokers for commissions recaptured during the period.  Excluding these payments, the ratio would have been 1.77%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 7.62	$ 6.84	$ 6.75	$ 6.43	$ 6.35	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.04)	(.03)	(.08)	(.08)	(.02)	(.04)
Net realized and unrealized gain (loss)	1.53	.81	.17	.40	.10	(3.61)
Total from investment operations	1.49	.78	.09	.32	.08	(3.65)
Net asset value, end of period	$ 9.11	$ 7.62	$ 6.84	$ 6.75	$ 6.43	$ 6.35
Total Return B, C, D	19.55%	11.40%	1.33%	4.98%	1.26%	(36.50)%
Ratios to Average Net Assets F, I
Expenses before reductions	4.28% A	3.52%	3.01%	3.02%	2.92%	3.45% A
Expenses net of fee waivers, if any	3.40% A	3.05%	2.87%	2.94%	2.92%	3.25% A
Expenses before reductions (excluding interest and dividend expenses for securities sold short)	3.17% A	2.77%	2.45%	2.38%	2.28%	2.50% A
Expenses net of all reductions (excluding interest and dividend expenses for securities sold short)	2.09% A, J	2.28%	2.29%	2.26%	2.25%	2.30% A
Net investment income (loss)	(.99)% A	(.44)%	(1.08)%	(1.24)%	(.26)%	(.69)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 382	$ 243	$ 278	$ 410	$ 593	$ 912
Portfolio turnover rate G	305% A	275%	310%	281%	329%	288%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period March 31, 2008 (commencement of operations) to November 30, 2008. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements and include interest and dividend expenses for securities sold short. JThe annualized ratio of expenses net of all reductions (excluding interest and dividend expenses for securities sold short) to average net assets includes non-recurring payments by certain of the Fund's brokers for commissions recaptured during the period.  Excluding these payments, the ratio would have been 2.27%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 7.62	$ 6.83	$ 6.74	$ 6.42	$ 6.35	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.04)	(.03)	(.08)	(.08)	(.02)	(.04)
Net realized and unrealized gain (loss)	1.52	.82	.17	.40	.09	(3.61)
Total from investment operations	1.48	.79	.09	.32	.07	(3.65)
Net asset value, end of period	$ 9.10	$ 7.62	$ 6.83	$ 6.74	$ 6.42	$ 6.35
Total Return B, C, D	19.42%	11.57%	1.34%	4.98%	1.10%	(36.50)%
Ratios to Average Net Assets F, I
Expenses before reductions	4.27% A	3.49%	2.96%	3.00%	2.96%	3.43% A
Expenses net of fee waivers, if any	3.40% A	3.05%	2.86%	2.94%	2.94%	3.25% A
Expenses before reductions (excluding interest and dividend expenses for securities sold short)	3.16% A	2.75%	2.40%	2.36%	2.32%	2.48% A
Expenses net of all reductions (excluding interest and dividend expenses for securities sold short)	2.09% A, J	2.28%	2.28%	2.26%	2.28%	2.30% A
Net investment income (loss)	(.99)% A	(.44)%	(1.08)%	(1.24)%	(.28)%	(.69)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,128	$ 915	$ 860	$ 641	$ 867	$ 1,925
Portfolio turnover rate G	305% A	275%	310%	281%	329%	288%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period March 31, 2008 (commencement of operations) to November 30, 2008. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements and include interest and dividend expenses for securities sold short. JThe annualized ratio of expenses net of all reductions (excluding interest and dividend expenses for securities sold short) to average net assets includes non-recurring payments by certain of the Fund's brokers for commissions recaptured during the period.  Excluding these payments, the ratio would have been 2.27%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - 130/30 Large Cap

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 7.86	$ 6.98	$ 6.82	$ 6.50	$ 6.40	$ 10.00
Income from Investment Operations
Net investment income (loss) D	- I	.04	(.01)	(.02)	.04	.02
Net realized and unrealized gain (loss)	1.56	.85	.17	.40	.10	(3.62)
Total from investment operations	1.56	.89	.16	.38	.14	(3.60)
Distributions from net investment income	(.06)	-	-	(.05)	(.04)	-
Distributions from net realized gain	-	(.01)	-	(.01)	-	-
Total distributions	(.06)	(.01)	-	(.06)	(.04)	-
Net asset value, end of period	$ 9.36	$ 7.86	$ 6.98	$ 6.82	$ 6.50	$ 6.40
Total Return B, C	19.98%	12.72%	2.35%	5.94%	2.15%	(36.00)%
Ratios to Average Net Assets E, H
Expenses before reductions	3.26% A	2.52%	1.97%	1.99%	1.96%	2.32% A
Expenses net of fee waivers, if any	2.41% A	2.05%	1.86%	1.94%	1.94%	2.25% A
Expenses before reductions (excluding interest and dividend expenses for securities sold short)	2.15% A	1.77%	1.41%	1.35%	1.32%	1.37% A
Expenses net of all reductions (excluding interest and dividend expenses for securities sold short)	1.10% A, J	1.28%	1.28%	1.26%	1.28%	1.30% A
Net investment income (loss)	.01% A	.56%	(.08)%	(.25)%	.72%	.31% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,203	$ 14,817	$ 18,867	$ 17,690	$ 21,850	$ 101,323
Portfolio turnover rate F	305% A	275%	310%	281%	329%	288%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period March 31, 2008 (commencement of operations) to November 30, 2008. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements and include interest and dividend expenses for securities sold short. IAmount represents less than $.01 per share. JThe annualized ratio of expenses net of all reductions (excluding interest and dividend expenses for securities sold short) to average net assets includes non-recurring payments by certain of the Fund's brokers for commissions recaptured during the period.  Excluding these payments, the ratio would have been 1.28%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 7.84	$ 6.98	$ 6.81	$ 6.50	$ 6.40	$ 10.00
Income from Investment Operations
Net investment income (loss) D	- I	.04	(.01)	(.01)	.05	.02
Net realized and unrealized gain (loss)	1.56	.84	.18	.41	.09	(3.62)
Total from investment operations	1.56	.88	.17	.40	.14	(3.60)
Distributions from net investment income	(.06)	-	-	(.08)	(.04)	-
Distributions from net realized gain	-	(.02)	-	(.01)	-	-
Total distributions	(.06)	(.02)	-	(.09)	(.04)	-
Net asset value, end of period	$ 9.34	$ 7.84	$ 6.98	$ 6.81	$ 6.50	$ 6.40
Total Return B, C	20.03%	12.69%	2.50%	6.22%	2.15%	(36.00)%
Ratios to Average Net Assets E, H
Expenses before reductions	3.30% A	2.52%	2.08%	1.87%	1.79%	2.39% A
Expenses net of fee waivers, if any	2.40% A	2.05%	1.87%	1.87%	1.79%	2.25% A
Expenses before reductions (excluding interest and dividend expenses for securities sold short)	2.20% A	1.77%	1.52%	1.23%	1.15%	1.44% A
Expenses net of all reductions (excluding interest and dividend expenses for securities sold short)	1.09% A, J	1.28%	1.29%	1.19%	1.12%	1.30% A
Net investment income (loss)	.02% A	.56%	(.09)%	(.17)%	.87%	.31% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 79	$ 79	$ 109	$ 5,662	$ 4,073	$ 2,954
Portfolio turnover rate F	305% A	275%	310%	281%	329%	288%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period March 31, 2008 (commencement of operations) to November 30, 2008. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements and include interest and dividend expenses for securities sold short. IAmount represents less than $.01 per share. JThe annualized ratio of expenses net of all reductions (excluding interest and dividend expenses for securities sold short) to average net assets includes non-recurring payments by certain of the Fund's brokers for commissions recaptured during the period.  Excluding these payments, the ratio would have been 1.27%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2013 (Unaudited)

1. Organization.

Fidelity® 130/30 Large Cap Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, 130/30 Large Cap and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Effective after the close of business on October 12, 2012, the Fund's other share classes were closed to new accounts with certain exceptions. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Long and short positions in equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price (last ask price to value short positions) or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2013, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income and dividend expense on securities sold short, are recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, certain payments in-lieu of dividends on short sales, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 3,555,932
Gross unrealized depreciation	(244,490)
Net unrealized appreciation (depreciation) on securities and other investments	$ 3,311,442

Tax cost	$ 27,215,008

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (12,663,271)
2017	(54,796,489)
Total capital loss carryforward	$ (67,459,760)

The utilization of the losses described above will be limited as a result of the Fund's merger into Fidelity Stock Selector All Cap Fund on June 21, 2013.

Short Sales. Consistent with its investment objective, the Fund holds long securities that it expects to outperform the market and sells securities short in issuers expected to underperform the market. The Fund intends to maintain a net long exposure (the market value of long positions less the market value of short positions) of 100%, normally targeting long and short positions of approximately 130% and 30% of the Fund's net assets, respectively. In a short sale transaction, the Fund sells securities it does not own, but has borrowed from a broker, in anticipation of a decline in the market value of the securities. To complete or "close out" a short sale, the Fund must purchase the same securities at the current market price and deliver them to the broker. Until the Fund closes out a short position, it is obligated to pay the broker fees incurred on borrowing the securities. The fees, which are net of rebates, are recorded as interest expense in the accompanying Statement of Operations. The Fund is required to maintain a margin account with the broker and to pledge a portion of its assets as collateral in an amount not less than the value of the borrowed securities. The collateral is marked-to-market daily and any such pledged collateral is identified in the Schedule of Investments. The Fund is subject to risk of loss if the broker were to fail to perform its obligations under the contract. Short positions are reported at value in the accompanying Schedule of Investments under the caption "Short Stock Positions" and in the accompanying Statement of Assets & Liabilities. Dividends declared on short positions are recorded as dividend expense in the accompanying Statement of Operations and the Fund is obligated to pay the broker any dividends due on securities sold short. In the event the price of a security sold short increases between the short sale and when the Fund closes out the short sale, the Fund will incur a loss. The Fund will realize a gain if the security declines in value between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are theoretically unlimited because the short

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Short Sales - continued

position loses value as the securities' price increases. The Fund's ultimate obligation to satisfy the short sale may exceed the amount shown in the accompanying Statement of Assets & Liabilities.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short sales and short-term securities, aggregated $41,004,630 and $40,438,932, respectively. Securities sold short and purchases to cover securities sold short aggregated $9,239,044 and $9,019,651, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of 130/30 Large Cap as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .61% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period,

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 2,080	$ -
Class T	.25%	.25%	2,604	14
Class B	.75%	.25%	1,786	1,340
Class C	.75%	.25%	5,067	322
			$ 11,537	$ 1,676

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 856
Class T	187
Class C*	3
$ 1,046

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 2,488.30
Class T	1,735.33
Class B	518.29
Class C	1,513.30
130/30 Large Cap	23,069.28
Institutional Class	125.31
	$ 29,448

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $2,987 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $26 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense and dividend expense on securities sold short, including commitment fees, are excluded from this reimbursement. As a result, actual expenses paid by a shareholder may be higher than the limitations listed in the table below.

Semiannual Report

7. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.55%	$ 7,295
Class T	1.80%	4,674
Class B	2.30%	1,560
Class C	2.30%	4,382
130/30 Large Cap	1.30%	70,259
Institutional Class	1.30%	367
		$ 88,537

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $46.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $2,725 for the period. Also, certain of the Fund's brokers made non-recurring commission recapture payments to the Fund during the period which offset fund expenses in the amount of $18,313.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2013	Year ended November 30, 2012
From net investment income
Class A	$ 7,662	$ -
Class T	2,677	-
130/30 Large Cap	110,417	-
Institutional Class	596	-
Total	$ 121,352	$ -
From net realized gain
130/30 Large Cap	-	18,728
Institutional Class	-	333
Total	$ -	$ 19,061

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2013	Year ended November 30, 2012	Six months ended May 31, 2013	Year ended November 30, 2012
Class A
Shares sold	21,992	39,024	$ 183,233	$ 289,377
Reinvestment of distributions	905	-	7,084	-
Shares redeemed	(39,087)	(74,580)	(333,416)	(552,667)
Net increase (decrease)	(16,190)	(35,556)	$ (143,099)	$ (263,290)
Class T
Shares sold	6,812	37,353	$ 57,194	$ 272,905
Reinvestment of distributions	345	-	2,677	-
Shares redeemed	(21,935)	(73,975)	(185,006)	(549,176)
Net increase (decrease)	(14,778)	(36,622)	$ (125,135)	$ (276,271)
Class B
Shares sold	13,030	6,047	$ 99,967	$ 43,674
Shares redeemed	(3,017)	(14,831)	(25,165)	(107,897)
Net increase (decrease)	10,013	(8,784)	$ 74,802	$ (64,223)
Class C
Shares sold	12,891	29,523	$ 109,972	$ 212,297
Shares redeemed	(9,007)	(35,356)	(75,998)	(259,118)
Net increase (decrease)	3,884	(5,833)	$ 33,974	$ (46,821)
130/30 Large Cap
Shares sold	426,001	560,758	$ 3,702,368	$ 4,144,175
Reinvestment of distributions	13,234	2,618	103,766	17,777
Shares redeemed	(381,471)	(1,378,653)	(3,294,158)	(10,216,015)
Net increase (decrease)	57,764	(815,277)	$ 511,976	$ (6,054,063)
Institutional Class
Shares sold	1	4,062	$ 9	$ 30,477
Reinvestment of distributions	76	46	596	312
Shares redeemed	(1,777)	(9,634)	(15,576)	(69,547)
Net increase (decrease)	(1,700)	(5,526)	$ (14,971)	$ (38,758)

10. Reorganization.

The Board of Trustees of the Fund approved an Agreement and Plan of Reorganization (the Agreement) between the Fund and Fidelity Stock Selector All Cap Fund. The Agreement provides for the transfer of all the assets and the assumption of all the liabilities of the Fund in exchange for corresponding shares of Fidelity Stock Selector All Cap Fund equal in value to the net assets of the Fund on the day the reorganization is effective.

Semiannual Report

10. Reorganization - continued

The Fund's shareholders approved the reorganization that became effective on June 21, 2013. The reorganization qualified as a tax-free transaction with no gain or loss recognized by the Funds or their shareholders.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 14% of the total outstanding shares of the Fund.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 14, 2013. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of Fidelity 130/30 Large Cap Fund to Fidelity Stock Selector All Cap Fund in exchange solely for shares of beneficial interest of Fidelity Stock Selector All Cap Fund and the assumption by Fidelity Stock Selector All Cap Fund of Fidelity 130/30 Large Cap Fund's liabilities, in complete liquidation of Fidelity 130/30 Large Cap Fund.

	# of Votes	% of Votes
Affirmative	9,946,967.29	86.743
Against	503,205.78	4.388
Abstain	346,439.46	3.021
Broker Non-Votes	670,542.31	5.848
TOTAL	11,467,154.84	100.000

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

(Fidelity Investment logo)(registered trademark)

AFLC-USAN-0713
1.859219.105

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

130/30 Large Cap

Fund - Institutional Class

Semiannual Report

May 31, 2013

(Fidelity Cover Art)

Institutional Class is a
class of Fidelity® 130/30
Large Cap Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, changes in net assets and cash flows as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Proxy Voting Results	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2012 to May 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value December 1, 2012	Ending Account Value May 31, 2013	Expenses Paid During Period* December 1, 2012 to May 31, 2013
Class A	2.66%
Actual		$ 1,000.00	$ 1,199.00	$ 14.58
HypotheticalA		$ 1,000.00	$ 1,011.67	$ 13.34
Class T	2.90%
Actual		$ 1,000.00	$ 1,198.10	$ 15.89
HypotheticalA		$ 1,000.00	$ 1,010.47	$ 14.54
Class B	3.40%
Actual		$ 1,000.00	$ 1,195.50	$ 18.61
HypotheticalA		$ 1,000.00	$ 1,007.98	$ 17.02
Class C	3.40%
Actual		$ 1,000.00	$ 1,194.20	$ 18.60
HypotheticalA		$ 1,000.00	$ 1,007.98	$ 17.02
130/30 Large Cap	2.41%
Actual		$ 1,000.00	$ 1,199.80	$ 13.22
HypotheticalA		$ 1,000.00	$ 1,012.91	$ 12.09
Institutional Class	2.40%
Actual		$ 1,000.00	$ 1,200.30	$ 13.17
HypotheticalA		$ 1,000.00	$ 1,012.96	$ 12.04

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Long Stocks as of May 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Bank of America Corp.	4.2	0.0
Citigroup, Inc.	4.1	3.7
JPMorgan Chase & Co.	3.3	4.3
Oracle Corp.	3.2	3.6
Halliburton Co.	3.1	0.0
Amgen, Inc.	3.0	3.1
Google, Inc. Class A	2.9	0.0
Hartford Financial Services Group, Inc.	2.3	0.0
Phillips 66	2.3	3.7
Samsung Electronics Co. Ltd.	2.2	2.6
	30.6
Top Ten Short Stocks as of May 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
TD Ameritrade Holding Corp.	(1.2)	0.0
Rush Enterprises, Inc. Class A	(1.0)	0.0
Janus Capital Group, Inc.	(1.0)	(0.5)
Expeditors International of Washington, Inc.	(1.0)	0.0
Molex, Inc.	(1.0)	0.0
Hubbell, Inc. Class B	(1.0)	0.0
Acuity Brands, Inc.	(0.9)	0.0
Incyte Corp.	(0.9)	(0.9)
NVR, Inc.	(0.9)	0.0
CME Group, Inc.	(0.8)	(0.5)
	(9.7)
Market Sectors as of May 31, 2013
As a % of fund's net assets	Long	Short	Net
Information Technology	22.6	(5.7)	16.9
Financials	24.9	(9.3)	15.6
Consumer Discretionary	16.7	(3.6)	13.1
Consumer Staples	14.3	(1.8)	12.5
Energy	12.6	(1.0)	11.6
Industrials	18.0	(6.5)	11.5
Health Care	12.9	(2.4)	10.5
Materials	4.0	(1.3)	2.7
Utilities	3.0	(1.4)	1.6
Telecommunication Services	1.9	(0.5)	1.4
Market Sectors as of November 30, 2012
As a % of fund's net assets	Long	Short	Net
Information Technology	28.5	(10.9)	17.6
Consumer Staples	13.7	(0.5)	13.2
Health Care	16.3	(3.7)	12.6
Energy	15.4	(3.0)	12.4
Financials	19.4	(7.4)	12.0
Consumer Discretionary	16.2	(4.2)	12.0
Industrials	8.5	(1.8)	6.7
Utilities	4.8	(0.5)	4.3
Telecommunication Services	2.7	0.0	2.7
Materials	3.6	(1.0)	2.6
Equity Exposure (% of fund's net assets)
As of May 31, 2013 †	As of November 30, 2012 ††
Long equity positions* 130.9%	Long equity positions* 129.1%
Short equity positions (33.5)%	Short equity positions (33.0)%
Net equity positions 97.4%	Net equity positions 96.1%
† Foreign investments 19.0%	†† Foreign investments 21.8%

* Long equity positions are adjusted to reflect the effect of futures contracts, if applicable.

Semiannual Report

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

LONG STOCK POSITIONS (c) - 130.9%
	Shares	Value
COMMON STOCKS - 130.9%
CONSUMER DISCRETIONARY - 16.7%
Auto Components - 3.8%
Delphi Automotive PLC	2,500	$ 122,025
Johnson Controls, Inc.	6,500	242,840
Tenneco, Inc. (a)	5,400	239,544
TRW Automotive Holdings Corp. (a)	3,800	240,730
		845,139
Automobiles - 0.5%
General Motors Co. (a)	3,500	118,615
Hotels, Restaurants & Leisure - 1.0%
Icahn Enterprises LP rights	10,900	0
Jack in the Box, Inc. (a)	3,000	109,470
Red Robin Gourmet Burgers, Inc. (a)	2,300	120,773
		230,243
Household Durables - 0.5%
Whirlpool Corp.	900	114,984
Media - 4.3%
CBS Corp. Class B	5,400	267,300
DIRECTV (a)	3,800	232,294
Time Warner, Inc.	4,000	233,480
Valassis Communications, Inc.	9,000	233,910
		966,984
Multiline Retail - 1.1%
Macy's, Inc.	5,100	246,534
Specialty Retail - 2.5%
Gap, Inc.	5,600	227,080
Lithia Motors, Inc. Class A (sub. vtg.)	4,400	229,196
OfficeMax, Inc.	8,900	115,967
		572,243
Textiles, Apparel & Luxury Goods - 3.0%
G-III Apparel Group Ltd. (a)	5,600	235,816
PVH Corp.	1,900	218,861
VF Corp.	1,200	220,632
		675,309
TOTAL CONSUMER DISCRETIONARY		3,770,051
CONSUMER STAPLES - 14.3%
Beverages - 4.9%
Coca-Cola Enterprises, Inc.	6,700	248,972
Constellation Brands, Inc. Class A (sub. vtg.) (a)	8,900	471,789
LONG STOCK POSITIONS (c) - continued
	Shares	Value
COMMON STOCKS - continued
CONSUMER STAPLES - continued
Beverages - continued
Cott Corp.	20,800	$ 170,332
Dr. Pepper Snapple Group, Inc.	4,500	206,910
		1,098,003
Food & Staples Retailing - 3.3%
CVS Caremark Corp.	7,700	443,366
Kroger Co.	8,800	296,296
		739,662
Food Products - 3.4%
Archer Daniels Midland Co.	6,700	215,941
Green Mountain Coffee Roasters, Inc. (a)	3,100	226,703
Ingredion, Inc.	1,500	102,180
TreeHouse Foods, Inc. (a)	3,500	229,180
		774,004
Household Products - 0.9%
Energizer Holdings, Inc.	2,200	210,562
Tobacco - 1.8%
Imperial Tobacco Group PLC	5,605	201,920
Japan Tobacco, Inc.	5,900	200,795
		402,715
TOTAL CONSUMER STAPLES		3,224,946
ENERGY - 12.6%
Energy Equipment & Services - 5.4%
Dril-Quip, Inc. (a)	1,200	108,540
Ensco PLC Class A	6,900	415,173
Halliburton Co.	16,800	703,080
		1,226,793
Oil, Gas & Consumable Fuels - 7.2%
Hess Corp.	6,900	465,129
Marathon Petroleum Corp.	5,000	412,500
Murphy Oil Corp.	3,600	227,952
Phillips 66	7,600	505,932
		1,611,513
TOTAL ENERGY		2,838,306
LONG STOCK POSITIONS (c) - continued
	Shares	Value
COMMON STOCKS - continued
FINANCIALS - 24.9%
Capital Markets - 4.0%
KKR & Co. LP	22,500	$ 438,300
The Blackstone Group LP	21,600	472,824
		911,124
Diversified Financial Services - 11.6%
Bank of America Corp.	70,300	960,297
Citigroup, Inc.	17,700	920,223
JPMorgan Chase & Co.	13,600	742,424
		2,622,944
Insurance - 7.3%
Assured Guaranty Ltd.	9,800	221,676
Berkshire Hathaway, Inc. Class B (a)	4,100	467,687
Everest Re Group Ltd.	3,300	427,713
Hartford Financial Services Group, Inc.	17,000	520,710
		1,637,786
Thrifts & Mortgage Finance - 2.0%
Ocwen Financial Corp. (a)	10,700	457,746
TOTAL FINANCIALS		5,629,600
HEALTH CARE - 12.9%
Biotechnology - 4.1%
Amgen, Inc.	6,800	683,604
United Therapeutics Corp. (a)	3,600	239,292
		922,896
Health Care Equipment & Supplies - 1.6%
Boston Scientific Corp. (a)	27,600	255,024
Exactech, Inc. (a)	5,400	98,280
		353,304
Health Care Providers & Services - 4.1%
AmerisourceBergen Corp.	4,000	216,320
CIGNA Corp.	7,200	488,880
Molina Healthcare, Inc. (a)	5,900	223,020
		928,220
Pharmaceuticals - 3.1%
Actavis, Inc. (a)	1,800	221,922
LONG STOCK POSITIONS (c) - continued
	Shares	Value
COMMON STOCKS - continued
HEALTH CARE - continued
Pharmaceuticals - continued
Jazz Pharmaceuticals PLC (a)	3,900	$ 265,083
Warner Chilcott PLC	11,300	216,960
		703,965
TOTAL HEALTH CARE		2,908,385
INDUSTRIALS - 18.0%
Aerospace & Defense - 2.4%
Ducommun, Inc. (a)	6,000	116,580
Esterline Technologies Corp. (a)	5,800	425,662
		542,242
Building Products - 0.5%
Insteel Industries, Inc.	6,800	121,788
Commercial Services & Supplies - 2.0%
Republic Services, Inc.	6,600	225,060
UniFirst Corp.	2,400	227,760
		452,820
Construction & Engineering - 1.6%
Jacobs Engineering Group, Inc. (a)	2,000	114,020
MasTec, Inc. (a)	3,600	114,480
URS Corp.	2,700	130,788
		359,288
Electrical Equipment - 2.6%
EnerSys	4,800	239,184
Generac Holdings, Inc.	3,000	121,500
Hubbell, Inc.	2,500	225,025
		585,709
Industrial Conglomerates - 0.9%
Siemens AG sponsored ADR	2,000	210,200
Machinery - 2.7%
Oshkosh Truck Corp. (a)	1,800	71,676
Terex Corp. (a)	5,100	182,937
Timken Co.	1,900	107,844
TriMas Corp. (a)	7,300	235,425
		597,882
Professional Services - 2.4%
Kelly Services, Inc. Class A (non-vtg.)	6,000	106,260
LONG STOCK POSITIONS (c) - continued
	Shares	Value
COMMON STOCKS - continued
INDUSTRIALS - continued
Professional Services - continued
Manpower, Inc.	3,800	$ 217,626
Towers Watson & Co.	2,900	225,272
		549,158
Road & Rail - 1.2%
Hertz Global Holdings, Inc. (a)	10,300	266,049
Trading Companies & Distributors - 1.7%
AerCap Holdings NV (a)	8,800	152,504
Rush Enterprises, Inc. Class B (a)	10,600	234,896
		387,400
TOTAL INDUSTRIALS		4,072,536
INFORMATION TECHNOLOGY - 22.6%
Communications Equipment - 2.1%
Cisco Systems, Inc.	19,200	462,336
Computers & Peripherals - 3.4%
SanDisk Corp. (a)	4,100	241,982
Seagate Technology	5,700	245,556
Western Digital Corp.	4,400	278,608
		766,146
Electronic Equipment & Components - 3.0%
Arrow Electronics, Inc. (a)	2,600	103,376
Corning, Inc.	15,300	235,161
Fabrinet (a)	5,000	72,650
Flextronics International Ltd. (a)	36,800	274,528
		685,715
Internet Software & Services - 3.9%
Google, Inc. Class A (a)	739	643,233
Yahoo!, Inc. (a)	9,000	236,700
		879,933
IT Services - 3.1%
Computer Sciences Corp.	2,600	115,986
Fidelity National Information Services, Inc.	10,300	462,470
FleetCor Technologies, Inc. (a)	1,500	130,620
		709,076
LONG STOCK POSITIONS (c) - continued
	Shares	Value
COMMON STOCKS - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 3.0%
NXP Semiconductors NV (a)	6,200	$ 191,270
Samsung Electronics Co. Ltd.	369	496,491
		687,761
Software - 4.1%
Oracle Corp.	21,100	712,336
Symantec Corp.	9,100	203,749
		916,085
TOTAL INFORMATION TECHNOLOGY		5,107,052
MATERIALS - 4.0%
Chemicals - 0.6%
American Pacific Corp. (a)	4,600	127,880
Construction Materials - 0.5%
Eagle Materials, Inc.	1,500	110,625
Containers & Packaging - 2.0%
Graphic Packaging Holding Co. (a)	27,600	212,244
Rock-Tenn Co. Class A	2,500	246,950
		459,194
Paper & Forest Products - 0.9%
International Paper Co.	4,700	216,905
TOTAL MATERIALS		914,604
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.0%
Nippon Telegraph & Telephone Corp. sponsored ADR	8,900	220,364
Wireless Telecommunication Services - 0.9%
NTT DoCoMo, Inc. sponsored ADR	13,500	198,180
TOTAL TELECOMMUNICATION SERVICES		418,544
UTILITIES - 3.0%
Electric Utilities - 3.0%
Edison International	4,200	192,948
LONG STOCK POSITIONS (c) - continued
	Shares	Value
COMMON STOCKS - continued
UTILITIES - continued
Electric Utilities - continued
ITC Holdings Corp.	1,300	$ 112,541
PNM Resources, Inc.	16,600	372,172
		677,661
TOTAL COMMON STOCKS (Cost $26,210,547)		29,561,685
Money Market Funds - 4.3%

Fidelity Cash Central Fund, 0.12% (b) (Cost $964,765)	964,765	964,765
TOTAL INVESTMENT PORTFOLIO - 135.2% (Cost $27,175,312)		30,526,450
TOTAL SHORT STOCK POSITIONS - (33.5)% (Proceeds $7,106,500)		(7,563,780)
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(378,162)
NET ASSETS - 100%		$ 22,584,508
SHORT STOCK POSITIONS - (33.5)%

COMMON STOCKS - (33.5)%
CONSUMER DISCRETIONARY - (3.6)%
Diversified Consumer Services - (0.5)%
Career Education Corp.	(38,000)	(113,240)
Hotels, Restaurants & Leisure - (0.5)%
Darden Restaurants, Inc.	(2,200)	(113,960)
Household Durables - (0.9)%
NVR, Inc.	(200)	(196,662)
Leisure Equipment & Products - (0.4)%
Callaway Golf Co.	(14,300)	(97,955)
SHORT STOCK POSITIONS - continued
	Shares	Value
COMMON STOCKS - continued
CONSUMER DISCRETIONARY - continued
Multiline Retail - (1.3)%
Family Dollar Stores, Inc.	(2,800)	$ (171,220)
J.C. Penney Co., Inc.	(7,000)	(123,060)
		(294,280)
TOTAL CONSUMER DISCRETIONARY		(816,097)
CONSUMER STAPLES - (1.8)%
Beverages - (0.5)%
Brown-Forman Corp. Class B (non-vtg.)	(1,600)	(110,112)
Food & Staples Retailing - (0.7)%
Sysco Corp.	(5,000)	(169,000)
Food Products - (0.6)%
Boulder Brands, Inc.	(12,100)	(126,929)
TOTAL CONSUMER STAPLES		(406,041)
ENERGY - (1.0)%
Oil, Gas & Consumable Fuels - (1.0)%
FX Energy, Inc.	(23,100)	(94,479)
Goodrich Petroleum Corp.	(10,600)	(133,136)
		(227,615)
FINANCIALS - (9.3)%
Capital Markets - (3.2)%
Charles Schwab Corp.	(6,400)	(127,104)
Janus Capital Group, Inc.	(26,200)	(229,774)
T. Rowe Price Group, Inc.	(1,500)	(113,790)
TD Ameritrade Holding Corp.	(11,100)	(260,184)
		(730,852)
Commercial Banks - (1.7)%
TCF Financial Corp.	(8,300)	(119,520)
Valley National Bancorp	(13,060)	(121,719)
Westamerica Bancorp.	(3,300)	(148,599)
		(389,838)
Diversified Financial Services - (0.8)%
CME Group, Inc.	(2,700)	(183,411)
SHORT STOCK POSITIONS - continued
	Shares	Value
COMMON STOCKS - continued
FINANCIALS - continued
Insurance - (1.8)%
Aon PLC	(2,600)	$ (165,542)
Loews Corp.	(2,500)	(114,550)
Marsh & McLennan Companies, Inc.	(2,900)	(116,058)
		(396,150)
Real Estate Investment Trusts - (0.7)%
UDR, Inc.	(6,500)	(158,405)
Thrifts & Mortgage Finance - (1.1)%
Astoria Financial Corp.	(15,500)	(152,830)
New York Community Bancorp, Inc.	(7,600)	(99,408)
		(252,238)
TOTAL FINANCIALS		(2,110,894)
HEALTH CARE - (2.4)%
Biotechnology - (1.4)%
Dendreon Corp.	(6,800)	(27,200)
Incyte Corp.	(9,200)	(203,964)
Verastem, Inc.	(10,000)	(95,600)
		(326,764)
Health Care Technology - (0.6)%
Computer Programs & Systems, Inc.	(2,900)	(145,232)
Life Sciences Tools & Services - (0.4)%
Sequenom, Inc.	(20,200)	(83,628)
TOTAL HEALTH CARE		(555,624)
INDUSTRIALS - (6.5)%
Air Freight & Logistics - (1.5)%
C.H. Robinson Worldwide, Inc.	(1,900)	(107,711)
Expeditors International of Washington, Inc.	(5,800)	(226,374)
		(334,085)
Electrical Equipment - (1.9)%
Acuity Brands, Inc.	(2,900)	(217,703)
Hubbell, Inc. Class B	(2,200)	(220,946)
		(438,649)
SHORT STOCK POSITIONS - continued
	Shares	Value
COMMON STOCKS - continued
INDUSTRIALS - continued
Machinery - (1.3)%
Accuride Corp.	(21,100)	$ (108,032)
CLARCOR, Inc.	(3,200)	(173,568)
		(281,600)
Trading Companies & Distributors - (1.8)%
Fastenal Co.	(3,400)	(177,412)
Rush Enterprises, Inc. Class A	(9,200)	(236,440)
		(413,852)
TOTAL INDUSTRIALS		(1,468,186)
INFORMATION TECHNOLOGY - (5.7)%
Electronic Equipment & Components - (1.6)%
Cognex Corp.	(2,900)	(130,297)
Molex, Inc.	(7,700)	(225,918)
		(356,215)
Internet Software & Services - (0.6)%
CoStar Group, Inc.	(1,100)	(122,991)
Semiconductors & Semiconductor Equipment - (3.0)%
Fairchild Semiconductor International, Inc.	(8,600)	(124,786)
International Rectifier Corp.	(6,100)	(134,078)
Intersil Corp. Class A	(20,800)	(170,560)
Microchip Technology, Inc.	(2,900)	(105,792)
Tessera Technologies, Inc.	(7,100)	(147,325)
		(682,541)
Software - (0.5)%
RealPage, Inc.	(5,900)	(112,336)
TOTAL INFORMATION TECHNOLOGY		(1,274,083)
SHORT STOCK POSITIONS - continued
	Shares	Value
COMMON STOCKS - continued
MATERIALS - (1.3)%
Chemicals - (1.3)%
Air Products & Chemicals, Inc.	(1,800)	$ (169,938)
Airgas, Inc.	(1,100)	(113,179)
		(283,117)
TELECOMMUNICATION SERVICES - (0.5)%
Wireless Telecommunication Services - (0.5)%
Leap Wireless International, Inc.	(19,700)	(111,305)
UTILITIES - (1.4)%
Multi-Utilities - (1.4)%
Consolidated Edison, Inc.	(2,700)	(154,089)
TECO Energy, Inc.	(8,900)	(156,729)
		(310,818)
TOTAL SHORT STOCK POSITIONS - (33.5)% (Proceeds $7,106,500)		$ (7,563,780)
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) A portion of the securities, totaling $23,126,807, are pledged with brokers as collateral for securities sold short.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 488
Other Information

The following is a summary of the inputs used, as of May 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,770,051	$ 3,770,051	$ -	$ -
Consumer Staples	3,224,946	3,024,151	200,795	-
Energy	2,838,306	2,838,306	-	-
Financials	5,629,600	5,629,600	-	-
Health Care	2,908,385	2,908,385	-	-
Industrials	4,072,536	4,072,536	-	-
Information Technology	5,107,052	4,610,561	496,491	-
Materials	914,604	914,604	-	-
Telecommunication Services	418,544	418,544	-	-
Utilities	677,661	677,661	-	-
Money Market Funds	964,765	964,765	-	-
Short Positions	(7,563,780)	(7,563,780)	-	-
Total Investments in Securities:	$ 22,962,670	$ 22,265,384	$ 697,286	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended May 31, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 479,274
Level 2 to Level 1	$ 0
Distributions of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	81.0%
Ireland	3.2%
Bermuda	2.9%
Japan	2.8%
United Kingdom	2.7%
Korea (South)	2.2%
Netherlands	1.5%
Singapore	1.2%
Others (Individually Less Than 1%)	2.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $26,210,547)	$ 29,561,685
Fidelity Central Funds (cost $964,765)	964,765
Total Investments (cost $27,175,312)		$ 30,526,450
Receivable for investments sold		2,168,129
Receivable for fund shares sold		25,499
Dividends receivable		46,467
Distributions receivable from Fidelity Central Funds		86
Prepaid expenses		7
Receivable from investment adviser for expense reductions		3,502
Total assets		32,770,140

Liabilities
Payable to custodian bank	$ 224,104
Payable for investments purchased	2,320,654
Securities sold short at value (proceeds $7,106,500)	7,563,780
Dividend expense payable on securities sold short	7,521
Payable for fund shares redeemed	3,858
Accrued management fee	12,037
Distribution and service plan fees payable	2,079
Other affiliated payables	5,936
Other payables and accrued expenses	45,663
Total liabilities		10,185,632

Net Assets		$ 22,584,508
Net Assets consist of:
Paid in capital		$ 84,934,872
Accumulated net investment loss		(33,276)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(65,210,782)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,893,694
Net Assets		$ 22,584,508

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,714,277 ÷ 183,723 shares)	$ 9.33

Maximum offering price per share (100/94.25 of $9.33)	$ 9.90
Class T: Net Asset Value and redemption price per share ($1,078,798 ÷ 116,453 shares)	$ 9.26

Maximum offering price per share (100/96.50 of $9.26)	$ 9.60
Class B: Net Asset Value and offering price per share ($381,759 ÷ 41,922 shares)A	$ 9.11

Class C: Net Asset Value and offering price per share ($1,128,440 ÷ 123,961 shares)A	$ 9.10

130/30 Large Cap: Net Asset Value, offering price and redemption price per share ($18,202,602 ÷ 1,944,033 shares)	$ 9.36

Institutional Class: Net Asset Value, offering price and redemption price per share ($78,632 ÷ 8,418 shares)	$ 9.34

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended May 31, 2013 (Unaudited)

Investment Income
Dividends		$ 228,009
Income from Fidelity Central Funds		488
Total income		228,497

Expenses
Management fee Basic fee	$ 88,080
Performance adjustment	(25,014)
Transfer agent fees	29,448
Distribution and service plan fees	11,537
Accounting fees and expenses	5,068
Custodian fees and expenses	10,266
Independent trustees' compensation	62
Registration fees	66,493
Audit	34,684
Legal	7,007
Interest	25,908
Dividend expenses for securities sold short	88,364
Miscellaneous	6,575
Total expenses before reductions	348,478
Expense reductions	(109,621)	238,857
Net investment income (loss)		(10,360)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,985,582
Foreign currency transactions	(976)
Securities Sold Short	(603,016)
Total net realized gain (loss)		2,381,590
Change in net unrealized appreciation (depreciation) on: Investment securities	1,362,329
Assets and liabilities in foreign currencies	331
Total change in net unrealized appreciation (depreciation)		1,362,660
Net gain (loss)		3,744,250
Net increase (decrease) in net assets resulting from operations		$ 3,733,890

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2013 (Unaudited)	Year ended November 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (10,360)	$ 94,339
Net realized gain (loss)	2,381,590	1,275,498
Change in net unrealized appreciation (depreciation)	1,362,660	1,111,492
Net increase (decrease) in net assets resulting from operations	3,733,890	2,481,329
Distributions to shareholders from net investment income	(121,352)	-
Distributions to shareholders from net realized gain	-	(19,061)
Total distributions	(121,352)	(19,061)
Share transactions - net increase (decrease)	337,547	(6,743,426)
Total increase (decrease) in net assets	3,950,085	(4,281,158)

Net Assets
Beginning of period	18,634,423	22,915,581
End of period (including accumulated net investment loss of $33,276 and undistributed net investment income of $98,436, respectively)	$ 22,584,508	$ 18,634,423

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Cash Flows

Six months ended May 31, 2013 (Unaudited)
Cash flows from operating activities:
Net increase in net assets resulting from operations	$ 3,733,890
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Changes in assets and liabilities related to operations:
Change in receivable for investments sold	(891,807)
Change in dividends receivable and distributions receivable from Fidelity Central Funds	5,367
Change in prepaid expenses	39
Change in receivable from investment advisor for expense reductions	265
Change in payable for investments purchased	1,915,909
Change in dividend expense payable on securities sold short	199
Change in other payables and accrued expenses	(24,827)
Purchases of long term investments	(41,004,630)
Proceeds from sale of long term investments	40,438,932
Purchases of and proceeds from short term investments - net	(964,765)
Net cash from return of capital distributions	2,456
Purchases of covers for securities sold short	(9,019,651)
Proceeds from securities sold short	9,239,044
Net realized gain on investments, foreign currency transactions and securities sold short	(2,381,590)
Change in net unrealized (appreciation) depreciation on investments, foreign currency transactions and securities sold short	(1,362,660)
Net cash used in operating activities	(313,829)

Cash flows from financing activities:
Proceeds from sales of shares	4,144,941
Distributions to shareholders net of reinvestments	(7,229)
Cost of shares redeemed	(3,942,135)
Change in accrued broker fees on securities borrowed	(1,196)
Change in payable to custodian bank	118,399
Net cash provided by financing activities	312,780

Net decrease in cash and cash equivalents	(1,049)
Cash and foreign currency, beginning of period	1,049
Cash and foreign currency, end of period	$ -
(Cash paid during the period for interest $24,712)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 7.82	$ 6.96	$ 6.82	$ 6.48	$ 6.38	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)	.02	(.02)	(.03)	.03	- J
Net realized and unrealized gain (loss)	1.56	.84	.16	.40	.10	(3.62)
Total from investment operations	1.55	.86	.14	.37	.13	(3.62)
Distributions from net investment income	(.04)	-	-	(.02)	(.03)	-
Distributions from net realized gain	-	-	-	(.01)	-	-
Total distributions	(.04)	-	-	(.03)	(.03)	-
Net asset value, end of period	$ 9.33	$ 7.82	$ 6.96	$ 6.82	$ 6.48	$ 6.38
Total Return B, C, D	19.90%	12.36%	2.05%	5.75%	2.04%	(36.20)%
Ratios to Average Net Assets F, I
Expenses before reductions	3.53% A	2.76%	2.23%	2.25%	2.26%	2.63% A
Expenses net of fee waivers, if any	2.66% A	2.30%	2.12%	2.19%	2.19%	2.50% A
Expenses before reductions (excluding interest and dividend expenses for securities sold short)	2.43% A	2.01%	1.67%	1.61%	1.62%	1.68% A
Expenses net of all reductions (excluding interest and dividend expenses for securities sold short)	1.35% A, K	1.53%	1.54%	1.51%	1.53%	1.55% A
Net investment income (loss)	(.24)% A	.31%	(.34)%	(.49)%	.47%	.07% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,714	$ 1,563	$ 1,639	$ 1,440	$ 1,898	$ 7,648
Portfolio turnover rate G	305% A	275%	310%	281%	329%	288%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period March 31, 2008 (commencement of operations) to November 30, 2008. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements and include interest and dividend expenses for securities sold short. JAmount represents less than $.01 per share. KThe annualized ratio of expenses net of all reductions (excluding interest and dividend expenses for securities sold short) to average net assets includes non-recurring payments by certain of the Fund's brokers for commissions recaptured during the period.  Excluding these payments, the ratio would have been 1.53%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 7.75	$ 6.92	$ 6.80	$ 6.47	$ 6.37	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.02)	- J	(.04)	(.05)	.01	(.01)
Net realized and unrealized gain (loss)	1.55	.83	.16	.41	.10	(3.62)
Total from investment operations	1.53	.83	.12	.36	.11	(3.63)
Distributions from net investment income	(.02)	-	-	(.02)	(.01)	-
Distributions from net realized gain	-	-	-	(.01)	-	-
Total distributions	(.02)	-	-	(.03)	(.01)	-
Net asset value, end of period	$ 9.26	$ 7.75	$ 6.92	$ 6.80	$ 6.47	$ 6.37
Total Return B, C, D	19.81%	11.99%	1.76%	5.54%	1.75%	(36.30)%
Ratios to Average Net Assets F, I
Expenses before reductions	3.80% A	3.03%	2.47%	2.49%	2.43%	2.96% A
Expenses net of fee waivers, if any	2.90% A	2.55%	2.35%	2.44%	2.43%	2.75% A
Expenses before reductions (excluding interest and dividend expenses for securities sold short)	2.70% A	2.29%	1.91%	1.85%	1.79%	2.01% A
Expenses net of all reductions (excluding interest and dividend expenses for securities sold short)	1.59% A, K	1.78%	1.77%	1.76%	1.77%	1.80% A
Net investment income (loss)	(.49)% A	.06%	(.57)%	(.74)%	.23%	(.20)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,079	$ 1,018	$ 1,162	$ 825	$ 973	$ 1,703
Portfolio turnover rate G	305% A	275%	310%	281%	329%	288%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period March 31, 2008 (commencement of operations) to November 30, 2008. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements and include interest and dividend expenses for securities sold short. JAmount represents less than $.01 per share. KThe annualized ratio of expenses net of all reductions (excluding interest and dividend expenses for securities sold short) to average net assets includes non-recurring payments by certain of the Fund's brokers for commissions recaptured during the period.  Excluding these payments, the ratio would have been 1.77%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 7.62	$ 6.84	$ 6.75	$ 6.43	$ 6.35	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.04)	(.03)	(.08)	(.08)	(.02)	(.04)
Net realized and unrealized gain (loss)	1.53	.81	.17	.40	.10	(3.61)
Total from investment operations	1.49	.78	.09	.32	.08	(3.65)
Net asset value, end of period	$ 9.11	$ 7.62	$ 6.84	$ 6.75	$ 6.43	$ 6.35
Total Return B, C, D	19.55%	11.40%	1.33%	4.98%	1.26%	(36.50)%
Ratios to Average Net Assets F, I
Expenses before reductions	4.28% A	3.52%	3.01%	3.02%	2.92%	3.45% A
Expenses net of fee waivers, if any	3.40% A	3.05%	2.87%	2.94%	2.92%	3.25% A
Expenses before reductions (excluding interest and dividend expenses for securities sold short)	3.17% A	2.77%	2.45%	2.38%	2.28%	2.50% A
Expenses net of all reductions (excluding interest and dividend expenses for securities sold short)	2.09% A, J	2.28%	2.29%	2.26%	2.25%	2.30% A
Net investment income (loss)	(.99)% A	(.44)%	(1.08)%	(1.24)%	(.26)%	(.69)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 382	$ 243	$ 278	$ 410	$ 593	$ 912
Portfolio turnover rate G	305% A	275%	310%	281%	329%	288%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period March 31, 2008 (commencement of operations) to November 30, 2008. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements and include interest and dividend expenses for securities sold short. JThe annualized ratio of expenses net of all reductions (excluding interest and dividend expenses for securities sold short) to average net assets includes non-recurring payments by certain of the Fund's brokers for commissions recaptured during the period.  Excluding these payments, the ratio would have been 2.27%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 7.62	$ 6.83	$ 6.74	$ 6.42	$ 6.35	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.04)	(.03)	(.08)	(.08)	(.02)	(.04)
Net realized and unrealized gain (loss)	1.52	.82	.17	.40	.09	(3.61)
Total from investment operations	1.48	.79	.09	.32	.07	(3.65)
Net asset value, end of period	$ 9.10	$ 7.62	$ 6.83	$ 6.74	$ 6.42	$ 6.35
Total Return B, C, D	19.42%	11.57%	1.34%	4.98%	1.10%	(36.50)%
Ratios to Average Net Assets F, I
Expenses before reductions	4.27% A	3.49%	2.96%	3.00%	2.96%	3.43% A
Expenses net of fee waivers, if any	3.40% A	3.05%	2.86%	2.94%	2.94%	3.25% A
Expenses before reductions (excluding interest and dividend expenses for securities sold short)	3.16% A	2.75%	2.40%	2.36%	2.32%	2.48% A
Expenses net of all reductions (excluding interest and dividend expenses for securities sold short)	2.09% A, J	2.28%	2.28%	2.26%	2.28%	2.30% A
Net investment income (loss)	(.99)% A	(.44)%	(1.08)%	(1.24)%	(.28)%	(.69)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,128	$ 915	$ 860	$ 641	$ 867	$ 1,925
Portfolio turnover rate G	305% A	275%	310%	281%	329%	288%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period March 31, 2008 (commencement of operations) to November 30, 2008. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements and include interest and dividend expenses for securities sold short. JThe annualized ratio of expenses net of all reductions (excluding interest and dividend expenses for securities sold short) to average net assets includes non-recurring payments by certain of the Fund's brokers for commissions recaptured during the period.  Excluding these payments, the ratio would have been 2.27%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - 130/30 Large Cap

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 7.86	$ 6.98	$ 6.82	$ 6.50	$ 6.40	$ 10.00
Income from Investment Operations
Net investment income (loss) D	- I	.04	(.01)	(.02)	.04	.02
Net realized and unrealized gain (loss)	1.56	.85	.17	.40	.10	(3.62)
Total from investment operations	1.56	.89	.16	.38	.14	(3.60)
Distributions from net investment income	(.06)	-	-	(.05)	(.04)	-
Distributions from net realized gain	-	(.01)	-	(.01)	-	-
Total distributions	(.06)	(.01)	-	(.06)	(.04)	-
Net asset value, end of period	$ 9.36	$ 7.86	$ 6.98	$ 6.82	$ 6.50	$ 6.40
Total Return B, C	19.98%	12.72%	2.35%	5.94%	2.15%	(36.00)%
Ratios to Average Net Assets E, H
Expenses before reductions	3.26% A	2.52%	1.97%	1.99%	1.96%	2.32% A
Expenses net of fee waivers, if any	2.41% A	2.05%	1.86%	1.94%	1.94%	2.25% A
Expenses before reductions (excluding interest and dividend expenses for securities sold short)	2.15% A	1.77%	1.41%	1.35%	1.32%	1.37% A
Expenses net of all reductions (excluding interest and dividend expenses for securities sold short)	1.10% A, J	1.28%	1.28%	1.26%	1.28%	1.30% A
Net investment income (loss)	.01% A	.56%	(.08)%	(.25)%	.72%	.31% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,203	$ 14,817	$ 18,867	$ 17,690	$ 21,850	$ 101,323
Portfolio turnover rate F	305% A	275%	310%	281%	329%	288%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period March 31, 2008 (commencement of operations) to November 30, 2008. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements and include interest and dividend expenses for securities sold short. IAmount represents less than $.01 per share. JThe annualized ratio of expenses net of all reductions (excluding interest and dividend expenses for securities sold short) to average net assets includes non-recurring payments by certain of the Fund's brokers for commissions recaptured during the period.  Excluding these payments, the ratio would have been 1.28%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 7.84	$ 6.98	$ 6.81	$ 6.50	$ 6.40	$ 10.00
Income from Investment Operations
Net investment income (loss) D	- I	.04	(.01)	(.01)	.05	.02
Net realized and unrealized gain (loss)	1.56	.84	.18	.41	.09	(3.62)
Total from investment operations	1.56	.88	.17	.40	.14	(3.60)
Distributions from net investment income	(.06)	-	-	(.08)	(.04)	-
Distributions from net realized gain	-	(.02)	-	(.01)	-	-
Total distributions	(.06)	(.02)	-	(.09)	(.04)	-
Net asset value, end of period	$ 9.34	$ 7.84	$ 6.98	$ 6.81	$ 6.50	$ 6.40
Total Return B, C	20.03%	12.69%	2.50%	6.22%	2.15%	(36.00)%
Ratios to Average Net Assets E, H
Expenses before reductions	3.30% A	2.52%	2.08%	1.87%	1.79%	2.39% A
Expenses net of fee waivers, if any	2.40% A	2.05%	1.87%	1.87%	1.79%	2.25% A
Expenses before reductions (excluding interest and dividend expenses for securities sold short)	2.20% A	1.77%	1.52%	1.23%	1.15%	1.44% A
Expenses net of all reductions (excluding interest and dividend expenses for securities sold short)	1.09% A, J	1.28%	1.29%	1.19%	1.12%	1.30% A
Net investment income (loss)	.02% A	.56%	(.09)%	(.17)%	.87%	.31% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 79	$ 79	$ 109	$ 5,662	$ 4,073	$ 2,954
Portfolio turnover rate F	305% A	275%	310%	281%	329%	288%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period March 31, 2008 (commencement of operations) to November 30, 2008. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements and include interest and dividend expenses for securities sold short. IAmount represents less than $.01 per share. JThe annualized ratio of expenses net of all reductions (excluding interest and dividend expenses for securities sold short) to average net assets includes non-recurring payments by certain of the Fund's brokers for commissions recaptured during the period.  Excluding these payments, the ratio would have been 1.27%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2013 (Unaudited)

1. Organization.

Fidelity® 130/30 Large Cap Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, 130/30 Large Cap and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Effective after the close of business on October 12, 2012, the Fund's other share classes were closed to new accounts with certain exceptions. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Long and short positions in equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price (last ask price to value short positions) or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2013, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income and dividend expense on securities sold short, are recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, certain payments in-lieu of dividends on short sales, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 3,555,932
Gross unrealized depreciation	(244,490)
Net unrealized appreciation (depreciation) on securities and other investments	$ 3,311,442

Tax cost	$ 27,215,008

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (12,663,271)
2017	(54,796,489)
Total capital loss carryforward	$ (67,459,760)

The utilization of the losses described above will be limited as a result of the Fund's merger into Fidelity Stock Selector All Cap Fund on June 21, 2013.

Short Sales. Consistent with its investment objective, the Fund holds long securities that it expects to outperform the market and sells securities short in issuers expected to underperform the market. The Fund intends to maintain a net long exposure (the market value of long positions less the market value of short positions) of 100%, normally targeting long and short positions of approximately 130% and 30% of the Fund's net assets, respectively. In a short sale transaction, the Fund sells securities it does not own, but has borrowed from a broker, in anticipation of a decline in the market value of the securities. To complete or "close out" a short sale, the Fund must purchase the same securities at the current market price and deliver them to the broker. Until the Fund closes out a short position, it is obligated to pay the broker fees incurred on borrowing the securities. The fees, which are net of rebates, are recorded as interest expense in the accompanying Statement of Operations. The Fund is required to maintain a margin account with the broker and to pledge a portion of its assets as collateral in an amount not less than the value of the borrowed securities. The collateral is marked-to-market daily and any such pledged collateral is identified in the Schedule of Investments. The Fund is subject to risk of loss if the broker were to fail to perform its obligations under the contract. Short positions are reported at value in the accompanying Schedule of Investments under the caption "Short Stock Positions" and in the accompanying Statement of Assets & Liabilities. Dividends declared on short positions are recorded as dividend expense in the accompanying Statement of Operations and the Fund is obligated to pay the broker any dividends due on securities sold short. In the event the price of a security sold short increases between the short sale and when the Fund closes out the short sale, the Fund will incur a loss. The Fund will realize a gain if the security declines in value between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are theoretically unlimited because the short

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Short Sales - continued

position loses value as the securities' price increases. The Fund's ultimate obligation to satisfy the short sale may exceed the amount shown in the accompanying Statement of Assets & Liabilities.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short sales and short-term securities, aggregated $41,004,630 and $40,438,932, respectively. Securities sold short and purchases to cover securities sold short aggregated $9,239,044 and $9,019,651, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of 130/30 Large Cap as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .61% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period,

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 2,080	$ -
Class T	.25%	.25%	2,604	14
Class B	.75%	.25%	1,786	1,340
Class C	.75%	.25%	5,067	322
			$ 11,537	$ 1,676

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 856
Class T	187
Class C*	3
$ 1,046

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 2,488.30
Class T	1,735.33
Class B	518.29
Class C	1,513.30
130/30 Large Cap	23,069.28
Institutional Class	125.31
	$ 29,448

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $2,987 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $26 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense and dividend expense on securities sold short, including commitment fees, are excluded from this reimbursement. As a result, actual expenses paid by a shareholder may be higher than the limitations listed in the table below.

Semiannual Report

7. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.55%	$ 7,295
Class T	1.80%	4,674
Class B	2.30%	1,560
Class C	2.30%	4,382
130/30 Large Cap	1.30%	70,259
Institutional Class	1.30%	367
		$ 88,537

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $46.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $2,725 for the period. Also, certain of the Fund's brokers made non-recurring commission recapture payments to the Fund during the period which offset fund expenses in the amount of $18,313.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2013	Year ended November 30, 2012
From net investment income
Class A	$ 7,662	$ -
Class T	2,677	-
130/30 Large Cap	110,417	-
Institutional Class	596	-
Total	$ 121,352	$ -
From net realized gain
130/30 Large Cap	-	18,728
Institutional Class	-	333
Total	$ -	$ 19,061

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2013	Year ended November 30, 2012	Six months ended May 31, 2013	Year ended November 30, 2012
Class A
Shares sold	21,992	39,024	$ 183,233	$ 289,377
Reinvestment of distributions	905	-	7,084	-
Shares redeemed	(39,087)	(74,580)	(333,416)	(552,667)
Net increase (decrease)	(16,190)	(35,556)	$ (143,099)	$ (263,290)
Class T
Shares sold	6,812	37,353	$ 57,194	$ 272,905
Reinvestment of distributions	345	-	2,677	-
Shares redeemed	(21,935)	(73,975)	(185,006)	(549,176)
Net increase (decrease)	(14,778)	(36,622)	$ (125,135)	$ (276,271)
Class B
Shares sold	13,030	6,047	$ 99,967	$ 43,674
Shares redeemed	(3,017)	(14,831)	(25,165)	(107,897)
Net increase (decrease)	10,013	(8,784)	$ 74,802	$ (64,223)
Class C
Shares sold	12,891	29,523	$ 109,972	$ 212,297
Shares redeemed	(9,007)	(35,356)	(75,998)	(259,118)
Net increase (decrease)	3,884	(5,833)	$ 33,974	$ (46,821)
130/30 Large Cap
Shares sold	426,001	560,758	$ 3,702,368	$ 4,144,175
Reinvestment of distributions	13,234	2,618	103,766	17,777
Shares redeemed	(381,471)	(1,378,653)	(3,294,158)	(10,216,015)
Net increase (decrease)	57,764	(815,277)	$ 511,976	$ (6,054,063)
Institutional Class
Shares sold	1	4,062	$ 9	$ 30,477
Reinvestment of distributions	76	46	596	312
Shares redeemed	(1,777)	(9,634)	(15,576)	(69,547)
Net increase (decrease)	(1,700)	(5,526)	$ (14,971)	$ (38,758)

10. Reorganization.

The Board of Trustees of the Fund approved an Agreement and Plan of Reorganization (the Agreement) between the Fund and Fidelity Stock Selector All Cap Fund. The Agreement provides for the transfer of all the assets and the assumption of all the liabilities of the Fund in exchange for corresponding shares of Fidelity Stock Selector All Cap Fund equal in value to the net assets of the Fund on the day the reorganization is effective.

Semiannual Report

10. Reorganization - continued

The Fund's shareholders approved the reorganization that became effective on June 21, 2013. The reorganization qualified as a tax-free transaction with no gain or loss recognized by the Funds or their shareholders.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 14% of the total outstanding shares of the Fund.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 14, 2013. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of Fidelity 130/30 Large Cap Fund to Fidelity Stock Selector All Cap Fund in exchange solely for shares of beneficial interest of Fidelity Stock Selector All Cap Fund and the assumption by Fidelity Stock Selector All Cap Fund of Fidelity 130/30 Large Cap Fund's liabilities, in complete liquidation of Fidelity 130/30 Large Cap Fund.

	# of Votes	% of Votes
Affirmative	9,946,967.29	86.743
Against	503,205.78	4.388
Abstain	346,439.46	3.021
Broker Non-Votes	670,542.31	5.848
TOTAL	11,467,154.84	100.000

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

(Fidelity Investment logo)(registered trademark)

AFLCI-USAN-0713
1.859209.105

Fidelity®

Growth Company

Fund

Semiannual Report

May 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2012 to May 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value December 1, 2012	Ending Account Value May 31, 2013	Expenses Paid During Period* December 1, 2012 to May 31, 2013
Growth Company	.81%
Actual		$ 1,000.00	$ 1,153.10	$ 4.35
HypotheticalA		$ 1,000.00	$ 1,020.89	$ 4.08
Class K	.69%
Actual		$ 1,000.00	$ 1,153.90	$ 3.71
HypotheticalA		$ 1,000.00	$ 1,021.49	$ 3.48
Class F	.64%
Actual		$ 1,000.00	$ 1,154.20	$ 3.44
HypotheticalA		$ 1,000.00	$ 1,021.74	$ 3.23

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A	4.4	3.7
Apple, Inc.	4.4	8.4
salesforce.com, Inc.	3.7	3.9
Regeneron Pharmaceuticals, Inc.	3.1	3.4
lululemon athletica, Inc.	2.0	2.0
NVIDIA Corp.	1.8	1.4
Monsanto Co.	1.6	1.6
Red Hat, Inc.	1.5	1.8
Discover Financial Services	1.4	1.9
QUALCOMM, Inc.	1.4	1.6
	25.3
Top Five Market Sectors as of May 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	33.4	36.2
Health Care	19.3	17.0
Consumer Discretionary	15.5	16.4
Consumer Staples	11.9	11.5
Industrials	7.9	6.3
Asset Allocation (% of fund's net assets)
As of May 31, 2013*		As of November 30, 2012**
	Stocks 99.5%		Stocks 99.6%
	Convertible Securities 0.3%		Convertible Securities 0.1%
	Short-Term Investments and Net Other Assets (Liabilities) 0.2%		Short-Term Investments and Net Other Assets (Liabilities) 0.3%
* Foreign investments	9.4%	** Foreign investments	9.3%

Semiannual Report

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 15.5%
Automobiles - 0.8%
Ford Motor Co.	3,245,000	$ 50,882
General Motors Co. (a)	22,800	773
Honda Motor Co. Ltd.	1,030,800	38,268
Tesla Motors, Inc. (a)(d)	2,887,000	282,233
		372,156
Diversified Consumer Services - 0.1%
K12, Inc. (a)(d)(e)	2,010,000	59,737
Hotels, Restaurants & Leisure - 3.6%
Arcos Dorados Holdings, Inc. Class A (d)	2,114,900	29,143
Buffalo Wild Wings, Inc. (a)(e)	1,559,900	149,688
Chipotle Mexican Grill, Inc. (a)	252,000	90,972
Chuys Holdings, Inc. (e)	1,591,842	55,476
Dunkin' Brands Group, Inc.	3,103,340	122,892
Home Inns & Hotels Management, Inc. sponsored ADR (a)(d)(e)	2,775,000	80,447
Hyatt Hotels Corp. Class A (a)	1,223,440	50,308
Las Vegas Sands Corp.	975,000	56,453
McDonald's Corp.	3,075,000	296,953
Panera Bread Co. Class A (a)	875,000	167,851
Starbucks Corp.	5,748,400	362,552
Starwood Hotels & Resorts Worldwide, Inc.	1,445,000	98,694
Yum! Brands, Inc.	2,010,000	136,178
		1,697,607
Household Durables - 0.5%
Gafisa SA sponsored ADR (a)(d)	1,570,000	5,495
Lennar Corp. Class A (d)	1,100,077	43,255
SodaStream International Ltd. (a)(d)(e)	1,990,322	126,983
Tempur-Pedic International, Inc. (a)	820,000	34,670
Toll Brothers, Inc. (a)	324,050	11,073
		221,476
Internet & Catalog Retail - 2.0%
Amazon.com, Inc. (a)	2,021,000	543,710
Netflix, Inc. (a)	465,000	105,206
priceline.com, Inc. (a)	316,768	254,659
TripAdvisor, Inc. (a)	1,015,000	65,457
		969,032
Media - 1.0%
Comcast Corp. Class A	7,182,500	288,377
Lions Gate Entertainment Corp. (a)(d)	4,079,992	117,504
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Pandora Media, Inc. (a)(d)	3,904,469	$ 66,454
Time Warner, Inc.	50,650	2,956
		475,291
Multiline Retail - 0.4%
Dollar Tree, Inc. (a)	1,125,000	54,045
J.C. Penney Co., Inc. (d)	2,015,000	35,424
Nordstrom, Inc.	800,000	47,056
Target Corp.	712,589	49,525
		186,050
Specialty Retail - 3.0%
Abercrombie & Fitch Co. Class A	2,435,000	121,945
AutoNation, Inc. (a)	1,050,000	48,647
Bed Bath & Beyond, Inc. (a)	1,300,000	88,725
Best Buy Co., Inc.	409,877	11,292
CarMax, Inc. (a)	3,565,000	166,735
Five Below, Inc. (d)	2,576,716	98,534
Francescas Holdings Corp. (a)(d)(e)	3,928,379	112,155
Home Depot, Inc.	5,470,000	430,270
L Brands, Inc.	1,410,000	70,514
Lumber Liquidators Holdings, Inc. (a)(d)(e)	2,735,167	224,585
Tiffany & Co., Inc.	225,000	17,501
Urban Outfitters, Inc. (a)	680,000	28,512
		1,419,415
Textiles, Apparel & Luxury Goods - 4.1%
C. Wonder LLC (g)(h)	555,556	17,500
Fifth & Pacific Companies, Inc. (a)	1,540,000	33,095
Fossil, Inc. (a)(e)	3,288,744	349,265
lululemon athletica, Inc. (a)(d)(e)	12,117,100	942,832
Michael Kors Holdings Ltd. (a)	2,077,493	130,508
NIKE, Inc. Class B	3,438,000	211,987
Prada SpA	10,459,300	100,246
Tory Burch LLC (g)(h)	324,840	17,505
Under Armour, Inc. Class A (sub. vtg.) (a)	1,010,000	62,620
VF Corp.	320,000	58,835
		1,924,393
TOTAL CONSUMER DISCRETIONARY		7,325,157
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 11.9%
Beverages - 2.2%
Beam, Inc.	1,570,000	$ 101,799
Dr. Pepper Snapple Group, Inc.	655,000	30,117
Monster Beverage Corp. (a)	2,584,406	141,083
PepsiCo, Inc.	2,551,640	206,096
SABMiller PLC	1,295,000	65,522
The Coca-Cola Co.	12,845,000	513,672
		1,058,289
Food & Staples Retailing - 2.0%
Costco Wholesale Corp.	1,795,800	196,945
CVS Caremark Corp.	1,710,000	98,462
Drogasil SA	3,281,873	34,752
Fresh Market, Inc. (a)	423,468	20,979
Wal-Mart Stores, Inc.	5,784,114	432,883
Walgreen Co.	890,000	42,506
Whole Foods Market, Inc.	2,030,000	105,276
		931,803
Food Products - 3.5%
Archer Daniels Midland Co.	6,865,000	221,259
Bunge Ltd.	4,365,000	303,804
Campbell Soup Co.	365,000	15,626
General Mills, Inc.	1,115,600	52,522
Green Mountain Coffee Roasters, Inc. (a)(e)	8,148,249	595,881
Hillshire Brands Co. (a)	137,000	4,746
Kellogg Co.	965,000	59,878
Kraft Foods Group, Inc.	195,000	10,750
Mead Johnson Nutrition Co. Class A	2,196,800	178,095
Mondelez International, Inc.	585,000	17,234
Smithfield Foods, Inc. (a)	290,000	9,553
The Hershey Co.	815,000	72,625
Tyson Foods, Inc. Class A	2,315,000	57,875
Want Want China Holdings Ltd.	28,000,000	41,180
		1,641,028
Household Products - 1.1%
Church & Dwight Co., Inc.	685,000	41,655
Colgate-Palmolive Co.	2,460,000	142,286
Kimberly-Clark Corp.	670,000	64,876
Procter & Gamble Co.	3,719,483	285,508
		534,325
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Personal Products - 1.0%
Avon Products, Inc.	23,615	$ 557
Herbalife Ltd. (e)	9,925,210	463,210
Nu Skin Enterprises, Inc. Class A	530,000	31,164
		494,931
Tobacco - 2.1%
Altria Group, Inc.	5,945,380	214,628
Japan Tobacco, Inc.	911,800	31,031
Lorillard, Inc.	2,655,000	112,678
Philip Morris International, Inc.	6,795,380	617,768
		976,105
TOTAL CONSUMER STAPLES		5,636,481
ENERGY - 4.5%
Energy Equipment & Services - 1.1%
Carbo Ceramics, Inc. (d)	175,000	11,533
FMC Technologies, Inc. (a)	1,850,000	102,971
Halliburton Co.	2,475,000	103,579
Schlumberger Ltd.	4,029,600	294,282
		512,365
Oil, Gas & Consumable Fuels - 3.4%
Anadarko Petroleum Corp.	2,292,594	200,533
Cabot Oil & Gas Corp.	450,000	31,662
Chesapeake Energy Corp. (d)	3,000,000	65,520
Cobalt International Energy, Inc. (a)	655,000	16,991
Concho Resources, Inc. (a)	1,885,000	157,699
Continental Resources, Inc. (a)	2,610,000	211,749
Devon Energy Corp.	880,000	50,028
EOG Resources, Inc.	1,070,000	138,137
Hess Corp.	525,000	35,390
Kosmos Energy Ltd. (a)	2,290,000	23,633
Noble Energy, Inc.	1,296,222	74,727
Occidental Petroleum Corp.	1,095,000	100,817
PDC Energy, Inc. (a)	885,000	45,303
Peabody Energy Corp.	2,070,000	40,717
Phillips 66	345,000	22,967
Pioneer Natural Resources Co.	2,095,000	290,535
Range Resources Corp.	583,689	43,882
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Valero Energy Corp.	1,490,000	$ 60,539
Whiting Petroleum Corp. (a)	660,000	30,406
		1,641,235
TOTAL ENERGY		2,153,600
FINANCIALS - 4.7%
Capital Markets - 0.7%
BlackRock, Inc. Class A	436,000	121,731
Charles Schwab Corp.	5,404,975	107,343
Franklin Resources, Inc.	45,000	6,966
ICG Group, Inc. (a)(e)	3,775,000	41,940
T. Rowe Price Group, Inc.	915,000	69,412
		347,392
Commercial Banks - 0.9%
Banco Bradesco SA (PN) sponsored ADR (d)	4,856,500	78,335
HDFC Bank Ltd. sponsored ADR	2,770,000	111,465
ICICI Bank Ltd. sponsored ADR	80,000	3,598
Itau Unibanco Holding SA sponsored ADR	1,677,500	25,230
PrivateBancorp, Inc. (e)	4,694,126	90,878
Signature Bank (a)	606,885	46,839
Wells Fargo & Co.	1,552,300	62,946
		419,291
Consumer Finance - 1.7%
American Express Co.	1,832,548	138,742
Discover Financial Services	14,200,444	673,243
		811,985
Diversified Financial Services - 1.3%
Bank of America Corp.	8,350,000	114,061
BM&F Bovespa SA	23,879,772	154,642
Citigroup, Inc.	4,072,380	211,723
JPMorgan Chase & Co.	2,310,000	126,103
		606,529
Real Estate Management & Development - 0.1%
The St. Joe Co. (a)(d)	3,030,135	61,875
TOTAL FINANCIALS		2,247,072
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 19.1%
Biotechnology - 13.8%
ACADIA Pharmaceuticals, Inc. (a)(d)	5,437,182	$ 76,502
Aegerion Pharmaceuticals, Inc. (a)	205,891	14,995
Alexion Pharmaceuticals, Inc. (a)	5,684,060	554,423
Alkermes PLC (a)(e)	13,316,659	416,146
Alnylam Pharmaceuticals, Inc. (a)(e)	4,338,290	132,882
Amgen, Inc.	3,823,300	384,356
Array Biopharma, Inc. (a)	3,618,770	21,134
AVEO Pharmaceuticals, Inc. (a)(d)	380,600	974
Biogen Idec, Inc. (a)	1,760,000	417,982
Celgene Corp. (a)	1,421,744	175,799
Cepheid, Inc. (a)	3,045,155	105,850
Chimerix, Inc. (e)	1,765,100	37,950
Clovis Oncology, Inc. (a)(d)(e)	2,372,700	86,793
Elan Corp. PLC sponsored ADR (a)(e)	31,494,070	398,715
Exelixis, Inc. (a)(d)(e)	17,523,681	84,815
Gilead Sciences, Inc. (a)	11,745,000	639,868
Halozyme Therapeutics, Inc. (a)	1,890,000	13,362
ImmunoGen, Inc. (a)(d)(e)	8,394,020	154,198
Immunomedics, Inc. (a)(d)(e)	7,526,150	29,427
Infinity Pharmaceuticals, Inc. (a)	1,582,000	42,635
InterMune, Inc. (a)	718,117	7,095
Ironwood Pharmaceuticals, Inc. Class A (a)(d)(e)	5,851,979	78,124
Isis Pharmaceuticals, Inc. (a)(d)(e)	11,000,351	238,158
Lexicon Pharmaceuticals, Inc. (a)(e)	51,300,254	122,608
Merrimack Pharmaceuticals, Inc. (a)(e)	7,755,989	42,968
Metabolix, Inc. (a)(d)(e)	2,565,799	4,208
Momenta Pharmaceuticals, Inc. (a)	1,655,000	21,780
NPS Pharmaceuticals, Inc. (a)(e)	10,033,340	158,025
Prothena Corp. PLC (a)(e)	1,767,917	17,573
Regeneron Pharmaceuticals, Inc. (a)(e)	6,005,223	1,452,483
Regulus Therapeutics, Inc. (e)	1,836,081	16,451
Rigel Pharmaceuticals, Inc. (a)(e)	8,757,895	40,461
Seattle Genetics, Inc. (a)(d)(e)	11,909,340	408,729
Synageva BioPharma Corp. (a)	475,000	19,580
Transition Therapeutics, Inc. (a)(e)	2,332,446	7,814
Vertex Pharmaceuticals, Inc. (a)	1,604,767	128,879
		6,553,742
Health Care Equipment & Supplies - 0.9%
Abbott Laboratories	1,861,500	68,261
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Align Technology, Inc. (a)	715,000	$ 25,561
Baxter International, Inc.	1,870,000	131,517
DexCom, Inc. (a)	380,000	7,915
Genmark Diagnostics, Inc. (a)	1,273,100	18,969
Insulet Corp. (a)(e)	4,239,300	126,585
St. Jude Medical, Inc.	834,200	36,062
		414,870
Health Care Providers & Services - 0.8%
Apollo Hospitals Enterprise Ltd.	720,000	12,798
Cardinal Health, Inc.	485,000	22,776
Catamaran Corp. (a)	2,282,328	111,965
Express Scripts Holding Co. (a)	931,303	57,853
McKesson Corp.	1,480,000	168,513
UnitedHealth Group, Inc.	176,400	11,048
		384,953
Health Care Technology - 0.4%
athenahealth, Inc. (a)(d)	1,030,000	87,087
Cerner Corp. (a)	870,000	85,504
		172,591
Life Sciences Tools & Services - 0.1%
Illumina, Inc. (a)	445,000	31,292
Pharmaceuticals - 3.1%
AbbVie, Inc.	1,861,500	79,467
Actavis, Inc. (a)	590,000	72,741
Allergan, Inc.	2,240,000	222,858
Bristol-Myers Squibb Co.	3,913,700	180,069
Concert Pharmaceuticals, Inc. (a)(h)	186,198	151
Endocyte, Inc. (a)	1,536,041	21,028
Hospira, Inc. (a)	3,830,000	132,824
Jazz Pharmaceuticals PLC (a)	125,000	8,496
Johnson & Johnson	83,300	7,012
Mylan, Inc. (a)	590,000	17,983
Questcor Pharmaceuticals, Inc. (d)(e)	3,237,600	110,629
Teva Pharmaceutical Industries Ltd. sponsored ADR	705,000	26,931
Valeant Pharmaceuticals International, Inc. (Canada) (a)	6,462,261	594,584
		1,474,773
TOTAL HEALTH CARE		9,032,221
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 7.9%
Aerospace & Defense - 1.8%
Honeywell International, Inc.	2,770,000	$ 217,334
Lockheed Martin Corp.	1,015,100	107,428
The Boeing Co.	1,494,800	148,015
United Technologies Corp.	4,250,000	403,325
		876,102
Air Freight & Logistics - 0.5%
United Parcel Service, Inc. Class B	2,649,000	227,549
Airlines - 1.3%
Delta Air Lines, Inc. (a)	3,175,000	57,182
JetBlue Airways Corp. (a)(d)(e)	18,434,923	114,481
Ryanair Holdings PLC sponsored ADR	940,000	45,910
Southwest Airlines Co.	8,863,515	125,596
Spirit Airlines, Inc. (a)	450,000	13,694
United Continental Holdings, Inc. (a)	7,605,000	246,858
		603,721
Construction & Engineering - 0.2%
Fluor Corp.	740,000	46,775
KBR, Inc.	1,620,000	58,482
		105,257
Electrical Equipment - 0.6%
Eaton Corp. PLC	855,000	56,481
Emerson Electric Co.	2,065,000	118,655
Rockwell Automation, Inc.	1,160,000	102,103
		277,239
Industrial Conglomerates - 0.9%
3M Co.	2,115,000	233,221
Danaher Corp.	2,815,000	174,023
		407,244
Machinery - 1.2%
Caterpillar, Inc.	2,560,000	219,648
Cummins, Inc.	1,790,000	214,138
Deere & Co.	815,000	70,995
Illinois Tool Works, Inc.	495,000	34,714
Rexnord Corp. (a)	587,500	11,715
		551,210
Road & Rail - 1.4%
CSX Corp.	4,930,000	124,285
Hertz Global Holdings, Inc. (a)	1,835,000	47,398
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - continued
Kansas City Southern	150,000	$ 16,605
Union Pacific Corp.	3,170,000	490,145
		678,433
TOTAL INDUSTRIALS		3,726,755
INFORMATION TECHNOLOGY - 33.3%
Communications Equipment - 2.1%
Cisco Systems, Inc.	610,000	14,689
F5 Networks, Inc. (a)	30,000	2,496
Infinera Corp. (a)(d)(e)	11,588,028	122,022
Juniper Networks, Inc. (a)	460,000	8,156
Motorola Solutions, Inc.	485,000	28,111
Palo Alto Networks, Inc. (d)	45,800	2,222
QUALCOMM, Inc.	10,543,400	669,295
Riverbed Technology, Inc. (a)	701,890	10,851
ViaSat, Inc. (a)	2,132,029	149,370
		1,007,212
Computers & Peripherals - 5.3%
3D Systems Corp. (a)(d)	1,117,500	54,221
Apple, Inc.	4,580,959	2,059,966
Fusion-io, Inc. (a)(d)(e)	9,414,857	136,233
NetApp, Inc.	534,686	20,067
SanDisk Corp. (a)	1,790,000	105,646
Silicon Graphics International Corp. (a)(d)(e)	3,282,775	49,570
Stratasys Ltd. (a)	660,000	55,473
		2,481,176
Electronic Equipment & Components - 0.2%
Corning, Inc.	1,103,000	16,953
Trimble Navigation Ltd. (a)	1,435,000	40,037
Universal Display Corp. (a)(d)	1,820,914	54,227
		111,217
Internet Software & Services - 6.6%
Akamai Technologies, Inc. (a)	1,585,000	73,100
Baidu.com, Inc. sponsored ADR (a)	170,000	16,429
Demandware, Inc. (a)	1,447,773	44,316
Dropbox, Inc. (h)	1,105,082	11,051
eBay, Inc. (a)	5,842,200	316,063
Facebook, Inc. Class A	6,046,814	147,240
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Google, Inc. Class A (a)	2,418,448	$ 2,105,033
LinkedIn Corp. (a)	1,311,000	219,632
Mail.Ru Group Ltd. GDR (f)	122,600	3,423
Marketo, Inc.	67,400	1,595
MercadoLibre, Inc.	350,000	40,117
Rackspace Hosting, Inc. (a)	2,145,000	80,502
SINA Corp. (a)	310,000	17,887
Yandex NV (a)	895,000	24,308
YouKu.com, Inc. ADR (a)(d)	1,670,000	34,152
		3,134,848
IT Services - 3.6%
Cognizant Technology Solutions Corp. Class A (a)	984,716	63,662
IBM Corp.	2,909,800	605,297
MasterCard, Inc. Class A	837,000	477,299
Teradata Corp. (a)	465,000	25,924
Visa, Inc. Class A	2,934,100	522,681
		1,694,863
Semiconductors & Semiconductor Equipment - 6.1%
Altera Corp.	1,690,000	56,091
Applied Micro Circuits Corp. (a)(e)	6,531,638	50,359
ARM Holdings PLC sponsored ADR	100,000	4,388
ASML Holding NV (d)	880,793	71,582
Broadcom Corp. Class A	4,755,000	170,752
Cree, Inc. (a)(e)	9,865,294	615,101
Cypress Semiconductor Corp. (d)(e)	15,593,240	175,268
Intel Corp.	2,710,000	65,799
KLA-Tencor Corp.	510,000	28,708
Marvell Technology Group Ltd.	1,918,310	20,794
MaxLinear, Inc. Class A (a)	2,354,608	14,858
Mellanox Technologies Ltd. (a)(d)(e)	4,231,289	219,477
NVIDIA Corp. (d)(e)	57,323,820	830,622
Rambus, Inc. (a)(e)	11,457,400	90,284
Samsung Electronics Co. Ltd.	50,000	67,275
Silicon Laboratories, Inc. (a)(e)	4,600,680	197,645
Skyworks Solutions, Inc. (a)	1,625,000	38,773
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	2,540,000	47,396
Texas Instruments, Inc.	3,941,000	141,442
		2,906,614
Software - 9.4%
Activision Blizzard, Inc.	6,924,776	99,925
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Adobe Systems, Inc. (a)	3,153,236	$ 135,305
Citrix Systems, Inc. (a)	954,677	61,433
Electronic Arts, Inc. (a)	1,565,552	35,992
Guidewire Software, Inc. (a)	1,525,000	62,464
Intuit, Inc.	685,000	40,031
Microsoft Corp.	11,995,000	418,386
Nuance Communications, Inc. (a)	755,000	14,345
Oracle Corp.	7,015,000	236,826
QLIK Technologies, Inc. (a)(e)	6,342,742	195,103
Red Hat, Inc. (a)(e)	14,078,586	679,010
salesforce.com, Inc. (a)(e)	41,661,812	1,763,545
ServiceNow, Inc.	5,380,700	197,795
SolarWinds, Inc. (a)	3,690,000	155,534
Solera Holdings, Inc.	21,163	1,159
Splunk, Inc. (a)	3,771,300	176,346
Tableau Software, Inc.	86,400	4,415
TiVo, Inc. (a)(d)(e)	8,074,576	104,485
VMware, Inc. Class A (a)	217,533	15,471
Workday, Inc. Class A (d)	826,700	53,099
		4,450,669
TOTAL INFORMATION TECHNOLOGY		15,786,599
MATERIALS - 2.1%
Chemicals - 2.0%
CF Industries Holdings, Inc.	36,785	7,024
E.I. du Pont de Nemours & Co.	1,515,000	84,522
Eastman Chemical Co.	825,000	59,169
Monsanto Co.	7,489,978	753,791
The Dow Chemical Co.	1,000,000	34,460
		938,966
Metals & Mining - 0.1%
Alcoa, Inc.	1,650,000	14,025
Fortescue Metals Group Ltd. (d)	13,372,802	41,728
Mongolian Mining Corp. (a)	25,802,500	6,521
Nucor Corp.	200,000	8,902
		71,176
TOTAL MATERIALS		1,010,142
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.4%
Verizon Communications, Inc.	3,602,900	$ 174,669
Wireless Telecommunication Services - 0.1%
Sprint Nextel Corp. (a)	10,097,000	73,708
TOTAL TELECOMMUNICATION SERVICES		248,377
TOTAL COMMON STOCKS (Cost $27,651,587)		47,166,404
Preferred Stocks - 0.3%

Convertible Preferred Stocks - 0.3%
CONSUMER DISCRETIONARY - 0.0%
Household Durables - 0.0%
Roku, Inc. 8.00% (h)	17,901,305	16,212
HEALTH CARE - 0.2%
Biotechnology - 0.1%
Ariosa Diagnostics (h)	844,470	5,101
Ariosa Diagnostics Series B (h)	53,177	321
bluebird bio (h)	9,767,944	7,583
Intarcia Therapeutics, Inc. (h)	1,051,411	14,331
		27,336
Health Care Technology - 0.0%
Castlight Health, Inc. Series D (h)	2,070,648	15,406
Pharmaceuticals - 0.1%
Agios Pharmaceuticals, Inc. Series C (h)	2,036,659	10,002
aTyr Pharma, Inc. 8.00% (h)	7,513,149	19,001
Concert Pharmaceuticals, Inc. Series C, 6.00% (h)	4,000,000	7,160
		36,163
TOTAL HEALTH CARE		78,905
INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
Apptio, Inc. Series E, 8.00% (h)	881,266	20,000
TOTAL CONVERTIBLE PREFERRED STOCKS		115,117
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Volkswagen AG	70,000	$ 15,371
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Equilibrate Asia Therapeutics Series D (h)	7,960,663	130
Equilibrate Worldwide Therapeutics Series D (h)	7,960,663	320
Neuropathic Worldwide Therapeutics Series D (h)	7,960,663	60
Oculus Worldwide Therapeutics Series D (h)	7,960,663	100
Orchestrate U.S. Therapeutics, Inc. Series D (h)	7,960,663	140
Orchestrate Worldwide Therapeutics Series D (h)	7,960,663	250
		1,000
TOTAL NONCONVERTIBLE PREFERRED STOCKS		16,371
TOTAL PREFERRED STOCKS (Cost $124,728)		131,488
Money Market Funds - 2.8%

Fidelity Cash Central Fund, 0.12% (b)	35,761,254	35,761
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	1,287,285,246	1,287,285
TOTAL MONEY MARKET FUNDS (Cost $1,323,046)		1,323,046
TOTAL INVESTMENT PORTFOLIO - 102.6% (Cost $29,099,361)		48,620,938
NET OTHER ASSETS (LIABILITIES) - (2.6)%		(1,224,191)
NET ASSETS - 100%		$ 47,396,747
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,423,000 or 0.0% of net assets.

(g) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $162,322,000 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Agios Pharmaceuticals, Inc. Series C	11/16/11	$ 10,002
Apptio, Inc. Series E, 8.00%	5/3/13	$ 20,000
Ariosa Diagnostics	11/30/11 - 3/1/13	$ 5,101
Ariosa Diagnostics Series B	3/1/13	$ 321
aTyr Pharma, Inc. 8.00%	4/8/13	$ 19,001
bluebird bio	7/23/12	$ 4,867
C. Wonder LLC	12/27/12	$ 17,500
Castlight Health, Inc. Series D	4/25/12	$ 12,500
Concert Pharmaceuticals, Inc.	2/9/09	$ 151
Concert Pharmaceuticals, Inc. Series C, 6.00%	4/25/08	$ 10,000
Dropbox, Inc.	5/2/12	$ 10,000
Equilibrate Asia Therapeutics Series D	5/17/13	$ 130
Equilibrate Worldwide Therapeutics Series D	5/17/13	$ 320
Security	Acquisition Date	Acquisition Cost (000s)
Intarcia Therapeutics, Inc.	11/14/12	$ 14,331
Neuropathic Worldwide Therapeutics Series D	5/17/13	$ 60
Oculus Worldwide Therapeutics Series D	5/17/13	$ 100
Orchestrate US Therapeutics, Inc. Series D	5/17/13	$ 140
Orchestrate Worldwide Therapeutics Series D	5/17/13	$ 250
Roku, Inc. 8.00%	5/7/13 - 5/28/13	$ 16,212
Tory Burch LLC	12/31/12	$ 17,505
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 33
Fidelity Securities Lending Cash Central Fund	10,805
Total	$ 10,838
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Alkermes PLC	$ 253,053	$ 5,147	$ -	$ -	$ 416,146
Alnylam Pharmaceuticals, Inc.	66,565	8,759	-	-	132,882
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Applied Micro Circuits Corp.	$ 42,462	$ 2,551	$ -	$ -	$ 50,359
Buffalo Wild Wings, Inc.	52,150	75,772	-	-	149,688
Cepheid, Inc.	159,589	-	65,573	-	-
Chimerix, Inc.	-	30,944	-	-	37,950
Chuys Holdings, Inc.	35,427	2,195	-	-	55,476
Clovis Oncology, Inc.	33,113	3,688	-	-	86,793
Cree, Inc.	367,213	-	84,589	-	615,101
Cypress Semiconductor Corp.	158,271	-	-	-	175,268
Elan Corp. PLC sponsored ADR	376,187	-	72,483	-	398,715
Exelixis, Inc.	84,573	1,049	-	-	84,815
Fossil, Inc.	497,354	-	243,645	-	349,265
Francescas Holdings Corp.	96,789	5,837	-	-	112,155
Fresh Market, Inc.	126,904	-	83,062	-	-
Fusion-io, Inc.	215,384	8,796	4,432	-	136,233
Green Mountain Coffee Roasters, Inc.	246,512	64,985	2,904	-	595,881
Herbalife Ltd.	496,486	11,653	35,942	5,963	463,210
Home Inns & Hotels Management, Inc. sponsored ADR	74,592	-	-	-	80,447
ICG Group, Inc.	42,091	-	-	-	41,940
ImmunoGen, Inc.	105,959	618	-	-	154,198
Immunomedics, Inc.	24,008	-	-	-	29,427
Infinera Corp.	62,562	3,404	-	-	122,022
Insulet Corp.	84,648	7,945	-	-	126,585
Ironwood Pharmaceuticals, Inc. Class A	40,338	29,443	-	-	78,124
Isis Pharmaceuticals, Inc.	92,150	18,128	-	-	238,158
JetBlue Airways Corp.	94,756	-	-	-	114,481
K12, Inc.	34,833	-	-	-	59,737
Lexicon Pharmaceuticals, Inc.	87,605	776	-	-	122,608
lululemon athletica, Inc.	869,765	-	-	-	942,832
Lumber Liquidators Holdings, Inc.	146,824	-	-	-	224,585
MAP Pharmaceuticals, Inc.	55,893	158	87,912	-	-
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Mellanox Technologies Ltd.	$ 308,376	$ -	$ -	$ -	$ 219,477
Merrimack Pharmaceuticals, Inc.	41,906	11,860	-	-	42,968
Metabolix, Inc.	2,899	-	-	-	4,208
NPS Pharmaceuticals, Inc.	78,422	26,621	-	-	158,025
NVIDIA Corp.	577,201	120,026	-	8,048	830,622
PrivateBancorp, Inc.	71,583	6,111	-	88	90,878
Prothena Corp. PLC	-	6,824	-	-	17,573
QLIK Technologies, Inc.	158,561	-	39,638	-	195,103
Questcor Pharmaceuticals, Inc.	70,651	16,827	-	1,328	110,629
Rambus, Inc.	56,027	-	-	-	90,284
Red Hat, Inc.	751,798	-	57,639	-	679,010
Regeneron Pharmaceuticals, Inc.	1,433,871	-	448,098	-	1,452,483
Regulus Therapeutics, Inc.	-	12,642	-	-	16,451
Rigel Pharmaceuticals, Inc.	61,337	9,568	-	-	40,461
salesforce.com, Inc.	1,671,883	25,201	57,809	-	1,763,545
Seattle Genetics, Inc.	299,180	2,399	-	-	408,729
Silicon Graphics International Corp.	26,926	1,059	-	-	49,570
Silicon Laboratories, Inc.	192,400	-	-	-	197,645
SodaStream International Ltd.	79,374	-	-	-	126,983
TiVo, Inc.	94,473	-	-	-	104,485
Transition Therapeutics, Inc.	5,738	-	-	-	7,814
Universal Display Corp.	85,870	-	54,820	-	-
Volterra Semiconductor Corp.	22,684	-	21,249	-	-
Total	$ 11,215,216	$ 520,986	$ 1,359,795	$ 15,427	$ 12,802,024
Other Information

The following is a summary of the inputs used, as of May 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 7,356,740	$ 7,167,009	$ 138,514	$ 51,217
Consumer Staples	5,636,481	5,564,270	72,211	-
Energy	2,153,600	2,153,600	-	-
Financials	2,247,072	2,247,072	-	-
Health Care	9,112,126	9,019,272	12,798	80,056
Industrials	3,726,755	3,726,755	-	-
Information Technology	15,806,599	15,708,273	67,275	31,051
Materials	1,010,142	961,893	48,249	-
Telecommunication Services	248,377	248,377	-	-
Money Market Funds	1,323,046	1,323,046	-	-
Total Investments in Securities:	$ 48,620,938	$ 48,119,567	$ 339,047	$ 162,324

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,237,883) - See accompanying schedule: Unaffiliated issuers (cost $21,245,440)	$ 34,495,868
Fidelity Central Funds (cost $1,323,046)	1,323,046
Other affiliated issuers (cost $6,530,875)	12,802,024
Total Investments (cost $29,099,361)		$ 48,620,938
Cash		650
Receivable for investments sold		156,476
Receivable for fund shares sold		43,602
Dividends receivable		44,615
Distributions receivable from Fidelity Central Funds		1,688
Prepaid expenses		21
Receivable from investment adviser for expense reductions		54
Other receivables		1,247
Total assets		48,869,291

Liabilities
Payable for investments purchased	$ 122,281
Payable for fund shares redeemed	31,685
Accrued management fee	25,141
Other affiliated payables	4,399
Other payables and accrued expenses	1,753
Collateral on securities loaned, at value	1,287,285
Total liabilities		1,472,544

Net Assets		$ 47,396,747
Net Assets consist of:
Paid in capital		$ 26,065,352
Undistributed net investment income		78,031
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		1,732,304
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		19,521,060
Net Assets		$ 47,396,747

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2013 (Unaudited)

Growth Company: Net Asset Value, offering price and redemption price per share ($24,525,955 ÷ 228,315 shares)	$ 107.42

Class K: Net Asset Value, offering price and redemption price per share ($18,189,487 ÷ 169,436 shares)	$ 107.35

Class F: Net Asset Value, offering price and redemption price per share ($4,681,305 ÷ 43,605 shares)	$ 107.36

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended May 31, 2013 (Unaudited)

Investment Income
Dividends (including $15,427 earned from other affiliated issuers)		$ 260,937
Interest		1
Income from Fidelity Central Funds		10,838
Total income		271,776

Expenses
Management fee Basic fee	$ 124,270
Performance adjustment	16,137
Transfer agent fees	24,724
Accounting and security lending fees	1,311
Custodian fees and expenses	456
Independent trustees' compensation	137
Registration fees	187
Audit	51
Legal	55
Interest	18
Miscellaneous	241
Total expenses before reductions	167,587
Expense reductions	(1,347)	166,240
Net investment income (loss)		105,536
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,387,022
Other affiliated issuers	437,686
Foreign currency transactions	(58)
Total net realized gain (loss)		1,824,650
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $371)	4,484,162
Assets and liabilities in foreign currencies	(57)
Total change in net unrealized appreciation (depreciation)		4,484,105
Net gain (loss)		6,308,755
Net increase (decrease) in net assets resulting from operations		$ 6,414,291

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2013 (Unaudited)	Year ended November 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 105,536	$ 91,291
Net realized gain (loss)	1,824,650	1,313,778
Change in net unrealized appreciation (depreciation)	4,484,105	4,708,292
Net increase (decrease) in net assets resulting from operations	6,414,291	6,113,361
Distributions to shareholders from net investment income	(116,883)	(45,344)
Distributions to shareholders from net realized gain	(1,086,760)	(1,197,704)
Total distributions	(1,203,643)	(1,243,048)
Share transactions - net increase (decrease)	(517,237)	(29,518)
Total increase (decrease) in net assets	4,693,411	4,840,795

Net Assets
Beginning of period	42,703,336	37,862,541
End of period (including undistributed net investment income of $78,031 and undistributed net investment income of $89,378, respectively)	$ 47,396,747	$ 42,703,336

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Growth Company

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 95.80	$ 85.29	$ 79.40	$ 65.75	$ 47.24	$ 83.70
Income from Investment Operations
Net investment income (loss) D	.20	.15	.09	.01	.15	.11
Net realized and unrealized gain (loss)	14.05	13.12	5.80	13.76	18.44	(35.97)
Total from investment operations	14.25	13.27	5.89	13.77	18.59	(35.86)
Distributions from net investment income	(.19)	(.05)	- H	(.12)	(.08)	-
Distributions from net realized gain	(2.44)	(2.71)	-	(.01)	-	(.60)
Total distributions	(2.63)	(2.76)	- H	(.12) I	(.08)	(.60)
Net asset value, end of period	$ 107.42	$ 95.80	$ 85.29	$ 79.40	$ 65.75	$ 47.24
Total Return B, C	15.31%	16.24%	7.42%	20.98%	39.41%	(43.15)%
Ratios to Average Net Assets E, G
Expenses before reductions	.81% A	.90%	.84%	.89%	.93%	.97%
Expenses net of fee waivers, if any	.81% A	.90%	.84%	.89%	.93%	.97%
Expenses net of all reductions	.81% A	.90%	.84%	.89%	.93%	.96%
Net investment income (loss)	.41% A	.16%	.10%	.02%	.27%	.15%
Supplemental Data
Net assets, end of period (in millions)	$ 24,526	$ 22,952	$ 24,665	$ 27,742	$ 27,204	$ 21,090
Portfolio turnover rate F	24% A	33%	36%	36%	64%	55%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Total distributions of $.12 per share is comprised of distributions from net investment income of $.119 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 95.82	$ 85.35	$ 79.48	$ 65.82	$ 47.29	$ 80.34
Income from Investment Operations
Net investment income (loss) D	.26	.27	.21	.13	.27	.11
Net realized and unrealized gain (loss)	14.04	13.10	5.80	13.78	18.44	(33.16)
Total from investment operations	14.30	13.37	6.01	13.91	18.71	(33.05)
Distributions from net investment income	(.34)	(.19)	(.14)	(.24)	(.18)	-
Distributions from net realized gain	(2.44)	(2.71)	-	(.01)	-	-
Total distributions	(2.77) I	(2.90)	(.14)	(.25)	(.18)	-
Net asset value, end of period	$ 107.35	$ 95.82	$ 85.35	$ 79.48	$ 65.82	$ 47.29
Total Return B, C	15.39%	16.38%	7.57%	21.20%	39.70%	(41.14)%
Ratios to Average Net Assets E, H
Expenses before reductions	.69% A	.77%	.70%	.72%	.72%	.81% A
Expenses net of fee waivers, if any	.69% A	.77%	.70%	.72%	.72%	.81% A
Expenses net of all reductions	.68% A	.77%	.70%	.72%	.72%	.81% A
Net investment income (loss)	.53% A	.29%	.24%	.18%	.48%	.42% A
Supplemental Data
Net assets, end of period (in millions)	$ 18,189	$ 15,454	$ 10,568	$ 6,571	$ 4,050	$ 1,305
Portfolio turnover rate F	24% A	33%	36%	36%	64%	55%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to November 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $2.77 per share is comprised of distributions from net investment income of $.336 and distributions from net realized gain of $2.438 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 95.85	$ 85.36	$ 79.48	$ 65.82	$ 55.55
Income from Investment Operations
Net investment income (loss) D	.29	.32	.26	.17	.16
Net realized and unrealized gain (loss)	14.04	13.11	5.79	13.77	10.11
Total from investment operations	14.33	13.43	6.05	13.94	10.27
Distributions from net investment income	(.38)	(.22)	(.17)	(.27)	-
Distributions from net realized gain	(2.44)	(2.71)	-	(.01)	-
Total distributions	(2.82)	(2.94) I	(.17)	(.28)	-
Net asset value, end of period	$ 107.36	$ 95.85	$ 85.36	$ 79.48	$ 65.82
Total Return B, C	15.42%	16.46%	7.62%	21.26%	18.49%
Ratios to Average Net Assets E, H
Expenses before reductions	.64% A	.72%	.65%	.67%	.67% A
Expenses net of fee waivers, if any	.64% A	.72%	.65%	.67%	.67% A
Expenses net of all reductions	.63% A	.72%	.65%	.67%	.67% A
Net investment income (loss)	.58% A	.34%	.30%	.23%	.60% A
Supplemental Data
Net assets, end of period (in millions)	$ 4,681	$ 4,298	$ 2,629	$ 1,264	$ 133
Portfolio turnover rate F	24% A	33%	36%	36%	64%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period June 26, 2009 (commencement of sale of shares) to November 30, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $2.94 per share is comprised of distributions from net investment income of $.224 and distributions from net realized gain of $2.712 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2013 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Growth Company Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Fund is currently closed to most new accounts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Growth Company, Class K, and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 20,763,312
Gross unrealized depreciation	(1,313,977)
Net unrealized appreciation (depreciation) on securities and other investments	$19,449,335

Tax cost	$ 29,171,603

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $5,230,471 and $6,827,528, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Growth Company as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .63% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Growth Company. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Growth Company	$ 20,583.18
Class K	4,141.05
	$ 24,724

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $131 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 31,472.40%		$ 18

Semiannual Report

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $57 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $38,083. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $10,805, including $1,162 from securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,293 for the period.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $54.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2013	Year ended November 30, 2012
From net investment income
Growth Company	$ 45,546	$ 14,166
Class K	54,208	23,929
Class F	17,129	7,249
Total	$ 116,883	$ 45,344
From net realized gain
Growth Company	$ 581,969	$ 768,386
Class K	394,416	341,548
Class F	110,375	87,770
Total	$ 1,086,760	$ 1,197,704

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2013	Year ended November 30, 2012	Six months ended May 31, 2013	Year ended November 30, 2012
Growth Company
Shares sold	15,557	34,382	$ 1,542,464	$ 3,169,434
Reinvestment of distributions	6,560	9,639	609,199	763,625
Shares redeemed	(33,390)	(93,623)	(3,303,731)	(8,603,690)
Net increase (decrease)	(11,273)	(49,602)	$ (1,152,068)	$ (4,670,631)
Class K
Shares sold	22,517	70,532	$ 2,222,870	$ 6,533,365
Reinvestment of distributions	4,837	4,618	448,624	365,477
Shares redeemed	(19,194)	(37,698)	(1,902,685)	(3,503,096)
Net increase (decrease)	8,160	37,452	$ 768,809	$ 3,395,746
Class F
Shares sold	4,243	16,425	$ 417,988	$ 1,489,905
Reinvestment of distributions	1,375	1,201	127,503	95,019
Shares redeemed	(6,854)	(3,579)	(679,469)	(339,557)
Net increase (decrease)	(1,236)	14,047	$ (133,978)	$ 1,245,367

Semiannual Report

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

GCF-USAN-0713
1.786812.110

Fidelity®

Growth Company

Fund -
Class F

Semiannual Report

May 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2012 to May 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value December 1, 2012	Ending Account Value May 31, 2013	Expenses Paid During Period* December 1, 2012 to May 31, 2013
Growth Company	.81%
Actual		$ 1,000.00	$ 1,153.10	$ 4.35
HypotheticalA		$ 1,000.00	$ 1,020.89	$ 4.08
Class K	.69%
Actual		$ 1,000.00	$ 1,153.90	$ 3.71
HypotheticalA		$ 1,000.00	$ 1,021.49	$ 3.48
Class F	.64%
Actual		$ 1,000.00	$ 1,154.20	$ 3.44
HypotheticalA		$ 1,000.00	$ 1,021.74	$ 3.23

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A	4.4	3.7
Apple, Inc.	4.4	8.4
salesforce.com, Inc.	3.7	3.9
Regeneron Pharmaceuticals, Inc.	3.1	3.4
lululemon athletica, Inc.	2.0	2.0
NVIDIA Corp.	1.8	1.4
Monsanto Co.	1.6	1.6
Red Hat, Inc.	1.5	1.8
Discover Financial Services	1.4	1.9
QUALCOMM, Inc.	1.4	1.6
	25.3
Top Five Market Sectors as of May 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	33.4	36.2
Health Care	19.3	17.0
Consumer Discretionary	15.5	16.4
Consumer Staples	11.9	11.5
Industrials	7.9	6.3
Asset Allocation (% of fund's net assets)
As of May 31, 2013*		As of November 30, 2012**
	Stocks 99.5%		Stocks 99.6%
	Convertible Securities 0.3%		Convertible Securities 0.1%
	Short-Term Investments and Net Other Assets (Liabilities) 0.2%		Short-Term Investments and Net Other Assets (Liabilities) 0.3%
* Foreign investments	9.4%	** Foreign investments	9.3%

Semiannual Report

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 15.5%
Automobiles - 0.8%
Ford Motor Co.	3,245,000	$ 50,882
General Motors Co. (a)	22,800	773
Honda Motor Co. Ltd.	1,030,800	38,268
Tesla Motors, Inc. (a)(d)	2,887,000	282,233
		372,156
Diversified Consumer Services - 0.1%
K12, Inc. (a)(d)(e)	2,010,000	59,737
Hotels, Restaurants & Leisure - 3.6%
Arcos Dorados Holdings, Inc. Class A (d)	2,114,900	29,143
Buffalo Wild Wings, Inc. (a)(e)	1,559,900	149,688
Chipotle Mexican Grill, Inc. (a)	252,000	90,972
Chuys Holdings, Inc. (e)	1,591,842	55,476
Dunkin' Brands Group, Inc.	3,103,340	122,892
Home Inns & Hotels Management, Inc. sponsored ADR (a)(d)(e)	2,775,000	80,447
Hyatt Hotels Corp. Class A (a)	1,223,440	50,308
Las Vegas Sands Corp.	975,000	56,453
McDonald's Corp.	3,075,000	296,953
Panera Bread Co. Class A (a)	875,000	167,851
Starbucks Corp.	5,748,400	362,552
Starwood Hotels & Resorts Worldwide, Inc.	1,445,000	98,694
Yum! Brands, Inc.	2,010,000	136,178
		1,697,607
Household Durables - 0.5%
Gafisa SA sponsored ADR (a)(d)	1,570,000	5,495
Lennar Corp. Class A (d)	1,100,077	43,255
SodaStream International Ltd. (a)(d)(e)	1,990,322	126,983
Tempur-Pedic International, Inc. (a)	820,000	34,670
Toll Brothers, Inc. (a)	324,050	11,073
		221,476
Internet & Catalog Retail - 2.0%
Amazon.com, Inc. (a)	2,021,000	543,710
Netflix, Inc. (a)	465,000	105,206
priceline.com, Inc. (a)	316,768	254,659
TripAdvisor, Inc. (a)	1,015,000	65,457
		969,032
Media - 1.0%
Comcast Corp. Class A	7,182,500	288,377
Lions Gate Entertainment Corp. (a)(d)	4,079,992	117,504
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Pandora Media, Inc. (a)(d)	3,904,469	$ 66,454
Time Warner, Inc.	50,650	2,956
		475,291
Multiline Retail - 0.4%
Dollar Tree, Inc. (a)	1,125,000	54,045
J.C. Penney Co., Inc. (d)	2,015,000	35,424
Nordstrom, Inc.	800,000	47,056
Target Corp.	712,589	49,525
		186,050
Specialty Retail - 3.0%
Abercrombie & Fitch Co. Class A	2,435,000	121,945
AutoNation, Inc. (a)	1,050,000	48,647
Bed Bath & Beyond, Inc. (a)	1,300,000	88,725
Best Buy Co., Inc.	409,877	11,292
CarMax, Inc. (a)	3,565,000	166,735
Five Below, Inc. (d)	2,576,716	98,534
Francescas Holdings Corp. (a)(d)(e)	3,928,379	112,155
Home Depot, Inc.	5,470,000	430,270
L Brands, Inc.	1,410,000	70,514
Lumber Liquidators Holdings, Inc. (a)(d)(e)	2,735,167	224,585
Tiffany & Co., Inc.	225,000	17,501
Urban Outfitters, Inc. (a)	680,000	28,512
		1,419,415
Textiles, Apparel & Luxury Goods - 4.1%
C. Wonder LLC (g)(h)	555,556	17,500
Fifth & Pacific Companies, Inc. (a)	1,540,000	33,095
Fossil, Inc. (a)(e)	3,288,744	349,265
lululemon athletica, Inc. (a)(d)(e)	12,117,100	942,832
Michael Kors Holdings Ltd. (a)	2,077,493	130,508
NIKE, Inc. Class B	3,438,000	211,987
Prada SpA	10,459,300	100,246
Tory Burch LLC (g)(h)	324,840	17,505
Under Armour, Inc. Class A (sub. vtg.) (a)	1,010,000	62,620
VF Corp.	320,000	58,835
		1,924,393
TOTAL CONSUMER DISCRETIONARY		7,325,157
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 11.9%
Beverages - 2.2%
Beam, Inc.	1,570,000	$ 101,799
Dr. Pepper Snapple Group, Inc.	655,000	30,117
Monster Beverage Corp. (a)	2,584,406	141,083
PepsiCo, Inc.	2,551,640	206,096
SABMiller PLC	1,295,000	65,522
The Coca-Cola Co.	12,845,000	513,672
		1,058,289
Food & Staples Retailing - 2.0%
Costco Wholesale Corp.	1,795,800	196,945
CVS Caremark Corp.	1,710,000	98,462
Drogasil SA	3,281,873	34,752
Fresh Market, Inc. (a)	423,468	20,979
Wal-Mart Stores, Inc.	5,784,114	432,883
Walgreen Co.	890,000	42,506
Whole Foods Market, Inc.	2,030,000	105,276
		931,803
Food Products - 3.5%
Archer Daniels Midland Co.	6,865,000	221,259
Bunge Ltd.	4,365,000	303,804
Campbell Soup Co.	365,000	15,626
General Mills, Inc.	1,115,600	52,522
Green Mountain Coffee Roasters, Inc. (a)(e)	8,148,249	595,881
Hillshire Brands Co. (a)	137,000	4,746
Kellogg Co.	965,000	59,878
Kraft Foods Group, Inc.	195,000	10,750
Mead Johnson Nutrition Co. Class A	2,196,800	178,095
Mondelez International, Inc.	585,000	17,234
Smithfield Foods, Inc. (a)	290,000	9,553
The Hershey Co.	815,000	72,625
Tyson Foods, Inc. Class A	2,315,000	57,875
Want Want China Holdings Ltd.	28,000,000	41,180
		1,641,028
Household Products - 1.1%
Church & Dwight Co., Inc.	685,000	41,655
Colgate-Palmolive Co.	2,460,000	142,286
Kimberly-Clark Corp.	670,000	64,876
Procter & Gamble Co.	3,719,483	285,508
		534,325
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Personal Products - 1.0%
Avon Products, Inc.	23,615	$ 557
Herbalife Ltd. (e)	9,925,210	463,210
Nu Skin Enterprises, Inc. Class A	530,000	31,164
		494,931
Tobacco - 2.1%
Altria Group, Inc.	5,945,380	214,628
Japan Tobacco, Inc.	911,800	31,031
Lorillard, Inc.	2,655,000	112,678
Philip Morris International, Inc.	6,795,380	617,768
		976,105
TOTAL CONSUMER STAPLES		5,636,481
ENERGY - 4.5%
Energy Equipment & Services - 1.1%
Carbo Ceramics, Inc. (d)	175,000	11,533
FMC Technologies, Inc. (a)	1,850,000	102,971
Halliburton Co.	2,475,000	103,579
Schlumberger Ltd.	4,029,600	294,282
		512,365
Oil, Gas & Consumable Fuels - 3.4%
Anadarko Petroleum Corp.	2,292,594	200,533
Cabot Oil & Gas Corp.	450,000	31,662
Chesapeake Energy Corp. (d)	3,000,000	65,520
Cobalt International Energy, Inc. (a)	655,000	16,991
Concho Resources, Inc. (a)	1,885,000	157,699
Continental Resources, Inc. (a)	2,610,000	211,749
Devon Energy Corp.	880,000	50,028
EOG Resources, Inc.	1,070,000	138,137
Hess Corp.	525,000	35,390
Kosmos Energy Ltd. (a)	2,290,000	23,633
Noble Energy, Inc.	1,296,222	74,727
Occidental Petroleum Corp.	1,095,000	100,817
PDC Energy, Inc. (a)	885,000	45,303
Peabody Energy Corp.	2,070,000	40,717
Phillips 66	345,000	22,967
Pioneer Natural Resources Co.	2,095,000	290,535
Range Resources Corp.	583,689	43,882
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Valero Energy Corp.	1,490,000	$ 60,539
Whiting Petroleum Corp. (a)	660,000	30,406
		1,641,235
TOTAL ENERGY		2,153,600
FINANCIALS - 4.7%
Capital Markets - 0.7%
BlackRock, Inc. Class A	436,000	121,731
Charles Schwab Corp.	5,404,975	107,343
Franklin Resources, Inc.	45,000	6,966
ICG Group, Inc. (a)(e)	3,775,000	41,940
T. Rowe Price Group, Inc.	915,000	69,412
		347,392
Commercial Banks - 0.9%
Banco Bradesco SA (PN) sponsored ADR (d)	4,856,500	78,335
HDFC Bank Ltd. sponsored ADR	2,770,000	111,465
ICICI Bank Ltd. sponsored ADR	80,000	3,598
Itau Unibanco Holding SA sponsored ADR	1,677,500	25,230
PrivateBancorp, Inc. (e)	4,694,126	90,878
Signature Bank (a)	606,885	46,839
Wells Fargo & Co.	1,552,300	62,946
		419,291
Consumer Finance - 1.7%
American Express Co.	1,832,548	138,742
Discover Financial Services	14,200,444	673,243
		811,985
Diversified Financial Services - 1.3%
Bank of America Corp.	8,350,000	114,061
BM&F Bovespa SA	23,879,772	154,642
Citigroup, Inc.	4,072,380	211,723
JPMorgan Chase & Co.	2,310,000	126,103
		606,529
Real Estate Management & Development - 0.1%
The St. Joe Co. (a)(d)	3,030,135	61,875
TOTAL FINANCIALS		2,247,072
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 19.1%
Biotechnology - 13.8%
ACADIA Pharmaceuticals, Inc. (a)(d)	5,437,182	$ 76,502
Aegerion Pharmaceuticals, Inc. (a)	205,891	14,995
Alexion Pharmaceuticals, Inc. (a)	5,684,060	554,423
Alkermes PLC (a)(e)	13,316,659	416,146
Alnylam Pharmaceuticals, Inc. (a)(e)	4,338,290	132,882
Amgen, Inc.	3,823,300	384,356
Array Biopharma, Inc. (a)	3,618,770	21,134
AVEO Pharmaceuticals, Inc. (a)(d)	380,600	974
Biogen Idec, Inc. (a)	1,760,000	417,982
Celgene Corp. (a)	1,421,744	175,799
Cepheid, Inc. (a)	3,045,155	105,850
Chimerix, Inc. (e)	1,765,100	37,950
Clovis Oncology, Inc. (a)(d)(e)	2,372,700	86,793
Elan Corp. PLC sponsored ADR (a)(e)	31,494,070	398,715
Exelixis, Inc. (a)(d)(e)	17,523,681	84,815
Gilead Sciences, Inc. (a)	11,745,000	639,868
Halozyme Therapeutics, Inc. (a)	1,890,000	13,362
ImmunoGen, Inc. (a)(d)(e)	8,394,020	154,198
Immunomedics, Inc. (a)(d)(e)	7,526,150	29,427
Infinity Pharmaceuticals, Inc. (a)	1,582,000	42,635
InterMune, Inc. (a)	718,117	7,095
Ironwood Pharmaceuticals, Inc. Class A (a)(d)(e)	5,851,979	78,124
Isis Pharmaceuticals, Inc. (a)(d)(e)	11,000,351	238,158
Lexicon Pharmaceuticals, Inc. (a)(e)	51,300,254	122,608
Merrimack Pharmaceuticals, Inc. (a)(e)	7,755,989	42,968
Metabolix, Inc. (a)(d)(e)	2,565,799	4,208
Momenta Pharmaceuticals, Inc. (a)	1,655,000	21,780
NPS Pharmaceuticals, Inc. (a)(e)	10,033,340	158,025
Prothena Corp. PLC (a)(e)	1,767,917	17,573
Regeneron Pharmaceuticals, Inc. (a)(e)	6,005,223	1,452,483
Regulus Therapeutics, Inc. (e)	1,836,081	16,451
Rigel Pharmaceuticals, Inc. (a)(e)	8,757,895	40,461
Seattle Genetics, Inc. (a)(d)(e)	11,909,340	408,729
Synageva BioPharma Corp. (a)	475,000	19,580
Transition Therapeutics, Inc. (a)(e)	2,332,446	7,814
Vertex Pharmaceuticals, Inc. (a)	1,604,767	128,879
		6,553,742
Health Care Equipment & Supplies - 0.9%
Abbott Laboratories	1,861,500	68,261
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Align Technology, Inc. (a)	715,000	$ 25,561
Baxter International, Inc.	1,870,000	131,517
DexCom, Inc. (a)	380,000	7,915
Genmark Diagnostics, Inc. (a)	1,273,100	18,969
Insulet Corp. (a)(e)	4,239,300	126,585
St. Jude Medical, Inc.	834,200	36,062
		414,870
Health Care Providers & Services - 0.8%
Apollo Hospitals Enterprise Ltd.	720,000	12,798
Cardinal Health, Inc.	485,000	22,776
Catamaran Corp. (a)	2,282,328	111,965
Express Scripts Holding Co. (a)	931,303	57,853
McKesson Corp.	1,480,000	168,513
UnitedHealth Group, Inc.	176,400	11,048
		384,953
Health Care Technology - 0.4%
athenahealth, Inc. (a)(d)	1,030,000	87,087
Cerner Corp. (a)	870,000	85,504
		172,591
Life Sciences Tools & Services - 0.1%
Illumina, Inc. (a)	445,000	31,292
Pharmaceuticals - 3.1%
AbbVie, Inc.	1,861,500	79,467
Actavis, Inc. (a)	590,000	72,741
Allergan, Inc.	2,240,000	222,858
Bristol-Myers Squibb Co.	3,913,700	180,069
Concert Pharmaceuticals, Inc. (a)(h)	186,198	151
Endocyte, Inc. (a)	1,536,041	21,028
Hospira, Inc. (a)	3,830,000	132,824
Jazz Pharmaceuticals PLC (a)	125,000	8,496
Johnson & Johnson	83,300	7,012
Mylan, Inc. (a)	590,000	17,983
Questcor Pharmaceuticals, Inc. (d)(e)	3,237,600	110,629
Teva Pharmaceutical Industries Ltd. sponsored ADR	705,000	26,931
Valeant Pharmaceuticals International, Inc. (Canada) (a)	6,462,261	594,584
		1,474,773
TOTAL HEALTH CARE		9,032,221
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 7.9%
Aerospace & Defense - 1.8%
Honeywell International, Inc.	2,770,000	$ 217,334
Lockheed Martin Corp.	1,015,100	107,428
The Boeing Co.	1,494,800	148,015
United Technologies Corp.	4,250,000	403,325
		876,102
Air Freight & Logistics - 0.5%
United Parcel Service, Inc. Class B	2,649,000	227,549
Airlines - 1.3%
Delta Air Lines, Inc. (a)	3,175,000	57,182
JetBlue Airways Corp. (a)(d)(e)	18,434,923	114,481
Ryanair Holdings PLC sponsored ADR	940,000	45,910
Southwest Airlines Co.	8,863,515	125,596
Spirit Airlines, Inc. (a)	450,000	13,694
United Continental Holdings, Inc. (a)	7,605,000	246,858
		603,721
Construction & Engineering - 0.2%
Fluor Corp.	740,000	46,775
KBR, Inc.	1,620,000	58,482
		105,257
Electrical Equipment - 0.6%
Eaton Corp. PLC	855,000	56,481
Emerson Electric Co.	2,065,000	118,655
Rockwell Automation, Inc.	1,160,000	102,103
		277,239
Industrial Conglomerates - 0.9%
3M Co.	2,115,000	233,221
Danaher Corp.	2,815,000	174,023
		407,244
Machinery - 1.2%
Caterpillar, Inc.	2,560,000	219,648
Cummins, Inc.	1,790,000	214,138
Deere & Co.	815,000	70,995
Illinois Tool Works, Inc.	495,000	34,714
Rexnord Corp. (a)	587,500	11,715
		551,210
Road & Rail - 1.4%
CSX Corp.	4,930,000	124,285
Hertz Global Holdings, Inc. (a)	1,835,000	47,398
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - continued
Kansas City Southern	150,000	$ 16,605
Union Pacific Corp.	3,170,000	490,145
		678,433
TOTAL INDUSTRIALS		3,726,755
INFORMATION TECHNOLOGY - 33.3%
Communications Equipment - 2.1%
Cisco Systems, Inc.	610,000	14,689
F5 Networks, Inc. (a)	30,000	2,496
Infinera Corp. (a)(d)(e)	11,588,028	122,022
Juniper Networks, Inc. (a)	460,000	8,156
Motorola Solutions, Inc.	485,000	28,111
Palo Alto Networks, Inc. (d)	45,800	2,222
QUALCOMM, Inc.	10,543,400	669,295
Riverbed Technology, Inc. (a)	701,890	10,851
ViaSat, Inc. (a)	2,132,029	149,370
		1,007,212
Computers & Peripherals - 5.3%
3D Systems Corp. (a)(d)	1,117,500	54,221
Apple, Inc.	4,580,959	2,059,966
Fusion-io, Inc. (a)(d)(e)	9,414,857	136,233
NetApp, Inc.	534,686	20,067
SanDisk Corp. (a)	1,790,000	105,646
Silicon Graphics International Corp. (a)(d)(e)	3,282,775	49,570
Stratasys Ltd. (a)	660,000	55,473
		2,481,176
Electronic Equipment & Components - 0.2%
Corning, Inc.	1,103,000	16,953
Trimble Navigation Ltd. (a)	1,435,000	40,037
Universal Display Corp. (a)(d)	1,820,914	54,227
		111,217
Internet Software & Services - 6.6%
Akamai Technologies, Inc. (a)	1,585,000	73,100
Baidu.com, Inc. sponsored ADR (a)	170,000	16,429
Demandware, Inc. (a)	1,447,773	44,316
Dropbox, Inc. (h)	1,105,082	11,051
eBay, Inc. (a)	5,842,200	316,063
Facebook, Inc. Class A	6,046,814	147,240
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Google, Inc. Class A (a)	2,418,448	$ 2,105,033
LinkedIn Corp. (a)	1,311,000	219,632
Mail.Ru Group Ltd. GDR (f)	122,600	3,423
Marketo, Inc.	67,400	1,595
MercadoLibre, Inc.	350,000	40,117
Rackspace Hosting, Inc. (a)	2,145,000	80,502
SINA Corp. (a)	310,000	17,887
Yandex NV (a)	895,000	24,308
YouKu.com, Inc. ADR (a)(d)	1,670,000	34,152
		3,134,848
IT Services - 3.6%
Cognizant Technology Solutions Corp. Class A (a)	984,716	63,662
IBM Corp.	2,909,800	605,297
MasterCard, Inc. Class A	837,000	477,299
Teradata Corp. (a)	465,000	25,924
Visa, Inc. Class A	2,934,100	522,681
		1,694,863
Semiconductors & Semiconductor Equipment - 6.1%
Altera Corp.	1,690,000	56,091
Applied Micro Circuits Corp. (a)(e)	6,531,638	50,359
ARM Holdings PLC sponsored ADR	100,000	4,388
ASML Holding NV (d)	880,793	71,582
Broadcom Corp. Class A	4,755,000	170,752
Cree, Inc. (a)(e)	9,865,294	615,101
Cypress Semiconductor Corp. (d)(e)	15,593,240	175,268
Intel Corp.	2,710,000	65,799
KLA-Tencor Corp.	510,000	28,708
Marvell Technology Group Ltd.	1,918,310	20,794
MaxLinear, Inc. Class A (a)	2,354,608	14,858
Mellanox Technologies Ltd. (a)(d)(e)	4,231,289	219,477
NVIDIA Corp. (d)(e)	57,323,820	830,622
Rambus, Inc. (a)(e)	11,457,400	90,284
Samsung Electronics Co. Ltd.	50,000	67,275
Silicon Laboratories, Inc. (a)(e)	4,600,680	197,645
Skyworks Solutions, Inc. (a)	1,625,000	38,773
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	2,540,000	47,396
Texas Instruments, Inc.	3,941,000	141,442
		2,906,614
Software - 9.4%
Activision Blizzard, Inc.	6,924,776	99,925
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Adobe Systems, Inc. (a)	3,153,236	$ 135,305
Citrix Systems, Inc. (a)	954,677	61,433
Electronic Arts, Inc. (a)	1,565,552	35,992
Guidewire Software, Inc. (a)	1,525,000	62,464
Intuit, Inc.	685,000	40,031
Microsoft Corp.	11,995,000	418,386
Nuance Communications, Inc. (a)	755,000	14,345
Oracle Corp.	7,015,000	236,826
QLIK Technologies, Inc. (a)(e)	6,342,742	195,103
Red Hat, Inc. (a)(e)	14,078,586	679,010
salesforce.com, Inc. (a)(e)	41,661,812	1,763,545
ServiceNow, Inc.	5,380,700	197,795
SolarWinds, Inc. (a)	3,690,000	155,534
Solera Holdings, Inc.	21,163	1,159
Splunk, Inc. (a)	3,771,300	176,346
Tableau Software, Inc.	86,400	4,415
TiVo, Inc. (a)(d)(e)	8,074,576	104,485
VMware, Inc. Class A (a)	217,533	15,471
Workday, Inc. Class A (d)	826,700	53,099
		4,450,669
TOTAL INFORMATION TECHNOLOGY		15,786,599
MATERIALS - 2.1%
Chemicals - 2.0%
CF Industries Holdings, Inc.	36,785	7,024
E.I. du Pont de Nemours & Co.	1,515,000	84,522
Eastman Chemical Co.	825,000	59,169
Monsanto Co.	7,489,978	753,791
The Dow Chemical Co.	1,000,000	34,460
		938,966
Metals & Mining - 0.1%
Alcoa, Inc.	1,650,000	14,025
Fortescue Metals Group Ltd. (d)	13,372,802	41,728
Mongolian Mining Corp. (a)	25,802,500	6,521
Nucor Corp.	200,000	8,902
		71,176
TOTAL MATERIALS		1,010,142
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.4%
Verizon Communications, Inc.	3,602,900	$ 174,669
Wireless Telecommunication Services - 0.1%
Sprint Nextel Corp. (a)	10,097,000	73,708
TOTAL TELECOMMUNICATION SERVICES		248,377
TOTAL COMMON STOCKS (Cost $27,651,587)		47,166,404
Preferred Stocks - 0.3%

Convertible Preferred Stocks - 0.3%
CONSUMER DISCRETIONARY - 0.0%
Household Durables - 0.0%
Roku, Inc. 8.00% (h)	17,901,305	16,212
HEALTH CARE - 0.2%
Biotechnology - 0.1%
Ariosa Diagnostics (h)	844,470	5,101
Ariosa Diagnostics Series B (h)	53,177	321
bluebird bio (h)	9,767,944	7,583
Intarcia Therapeutics, Inc. (h)	1,051,411	14,331
		27,336
Health Care Technology - 0.0%
Castlight Health, Inc. Series D (h)	2,070,648	15,406
Pharmaceuticals - 0.1%
Agios Pharmaceuticals, Inc. Series C (h)	2,036,659	10,002
aTyr Pharma, Inc. 8.00% (h)	7,513,149	19,001
Concert Pharmaceuticals, Inc. Series C, 6.00% (h)	4,000,000	7,160
		36,163
TOTAL HEALTH CARE		78,905
INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
Apptio, Inc. Series E, 8.00% (h)	881,266	20,000
TOTAL CONVERTIBLE PREFERRED STOCKS		115,117
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Volkswagen AG	70,000	$ 15,371
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Equilibrate Asia Therapeutics Series D (h)	7,960,663	130
Equilibrate Worldwide Therapeutics Series D (h)	7,960,663	320
Neuropathic Worldwide Therapeutics Series D (h)	7,960,663	60
Oculus Worldwide Therapeutics Series D (h)	7,960,663	100
Orchestrate U.S. Therapeutics, Inc. Series D (h)	7,960,663	140
Orchestrate Worldwide Therapeutics Series D (h)	7,960,663	250
		1,000
TOTAL NONCONVERTIBLE PREFERRED STOCKS		16,371
TOTAL PREFERRED STOCKS (Cost $124,728)		131,488
Money Market Funds - 2.8%

Fidelity Cash Central Fund, 0.12% (b)	35,761,254	35,761
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	1,287,285,246	1,287,285
TOTAL MONEY MARKET FUNDS (Cost $1,323,046)		1,323,046
TOTAL INVESTMENT PORTFOLIO - 102.6% (Cost $29,099,361)		48,620,938
NET OTHER ASSETS (LIABILITIES) - (2.6)%		(1,224,191)
NET ASSETS - 100%		$ 47,396,747
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,423,000 or 0.0% of net assets.

(g) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $162,322,000 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Agios Pharmaceuticals, Inc. Series C	11/16/11	$ 10,002
Apptio, Inc. Series E, 8.00%	5/3/13	$ 20,000
Ariosa Diagnostics	11/30/11 - 3/1/13	$ 5,101
Ariosa Diagnostics Series B	3/1/13	$ 321
aTyr Pharma, Inc. 8.00%	4/8/13	$ 19,001
bluebird bio	7/23/12	$ 4,867
C. Wonder LLC	12/27/12	$ 17,500
Castlight Health, Inc. Series D	4/25/12	$ 12,500
Concert Pharmaceuticals, Inc.	2/9/09	$ 151
Concert Pharmaceuticals, Inc. Series C, 6.00%	4/25/08	$ 10,000
Dropbox, Inc.	5/2/12	$ 10,000
Equilibrate Asia Therapeutics Series D	5/17/13	$ 130
Equilibrate Worldwide Therapeutics Series D	5/17/13	$ 320
Security	Acquisition Date	Acquisition Cost (000s)
Intarcia Therapeutics, Inc.	11/14/12	$ 14,331
Neuropathic Worldwide Therapeutics Series D	5/17/13	$ 60
Oculus Worldwide Therapeutics Series D	5/17/13	$ 100
Orchestrate US Therapeutics, Inc. Series D	5/17/13	$ 140
Orchestrate Worldwide Therapeutics Series D	5/17/13	$ 250
Roku, Inc. 8.00%	5/7/13 - 5/28/13	$ 16,212
Tory Burch LLC	12/31/12	$ 17,505
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 33
Fidelity Securities Lending Cash Central Fund	10,805
Total	$ 10,838
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Alkermes PLC	$ 253,053	$ 5,147	$ -	$ -	$ 416,146
Alnylam Pharmaceuticals, Inc.	66,565	8,759	-	-	132,882
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Applied Micro Circuits Corp.	$ 42,462	$ 2,551	$ -	$ -	$ 50,359
Buffalo Wild Wings, Inc.	52,150	75,772	-	-	149,688
Cepheid, Inc.	159,589	-	65,573	-	-
Chimerix, Inc.	-	30,944	-	-	37,950
Chuys Holdings, Inc.	35,427	2,195	-	-	55,476
Clovis Oncology, Inc.	33,113	3,688	-	-	86,793
Cree, Inc.	367,213	-	84,589	-	615,101
Cypress Semiconductor Corp.	158,271	-	-	-	175,268
Elan Corp. PLC sponsored ADR	376,187	-	72,483	-	398,715
Exelixis, Inc.	84,573	1,049	-	-	84,815
Fossil, Inc.	497,354	-	243,645	-	349,265
Francescas Holdings Corp.	96,789	5,837	-	-	112,155
Fresh Market, Inc.	126,904	-	83,062	-	-
Fusion-io, Inc.	215,384	8,796	4,432	-	136,233
Green Mountain Coffee Roasters, Inc.	246,512	64,985	2,904	-	595,881
Herbalife Ltd.	496,486	11,653	35,942	5,963	463,210
Home Inns & Hotels Management, Inc. sponsored ADR	74,592	-	-	-	80,447
ICG Group, Inc.	42,091	-	-	-	41,940
ImmunoGen, Inc.	105,959	618	-	-	154,198
Immunomedics, Inc.	24,008	-	-	-	29,427
Infinera Corp.	62,562	3,404	-	-	122,022
Insulet Corp.	84,648	7,945	-	-	126,585
Ironwood Pharmaceuticals, Inc. Class A	40,338	29,443	-	-	78,124
Isis Pharmaceuticals, Inc.	92,150	18,128	-	-	238,158
JetBlue Airways Corp.	94,756	-	-	-	114,481
K12, Inc.	34,833	-	-	-	59,737
Lexicon Pharmaceuticals, Inc.	87,605	776	-	-	122,608
lululemon athletica, Inc.	869,765	-	-	-	942,832
Lumber Liquidators Holdings, Inc.	146,824	-	-	-	224,585
MAP Pharmaceuticals, Inc.	55,893	158	87,912	-	-
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Mellanox Technologies Ltd.	$ 308,376	$ -	$ -	$ -	$ 219,477
Merrimack Pharmaceuticals, Inc.	41,906	11,860	-	-	42,968
Metabolix, Inc.	2,899	-	-	-	4,208
NPS Pharmaceuticals, Inc.	78,422	26,621	-	-	158,025
NVIDIA Corp.	577,201	120,026	-	8,048	830,622
PrivateBancorp, Inc.	71,583	6,111	-	88	90,878
Prothena Corp. PLC	-	6,824	-	-	17,573
QLIK Technologies, Inc.	158,561	-	39,638	-	195,103
Questcor Pharmaceuticals, Inc.	70,651	16,827	-	1,328	110,629
Rambus, Inc.	56,027	-	-	-	90,284
Red Hat, Inc.	751,798	-	57,639	-	679,010
Regeneron Pharmaceuticals, Inc.	1,433,871	-	448,098	-	1,452,483
Regulus Therapeutics, Inc.	-	12,642	-	-	16,451
Rigel Pharmaceuticals, Inc.	61,337	9,568	-	-	40,461
salesforce.com, Inc.	1,671,883	25,201	57,809	-	1,763,545
Seattle Genetics, Inc.	299,180	2,399	-	-	408,729
Silicon Graphics International Corp.	26,926	1,059	-	-	49,570
Silicon Laboratories, Inc.	192,400	-	-	-	197,645
SodaStream International Ltd.	79,374	-	-	-	126,983
TiVo, Inc.	94,473	-	-	-	104,485
Transition Therapeutics, Inc.	5,738	-	-	-	7,814
Universal Display Corp.	85,870	-	54,820	-	-
Volterra Semiconductor Corp.	22,684	-	21,249	-	-
Total	$ 11,215,216	$ 520,986	$ 1,359,795	$ 15,427	$ 12,802,024
Other Information

The following is a summary of the inputs used, as of May 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 7,356,740	$ 7,167,009	$ 138,514	$ 51,217
Consumer Staples	5,636,481	5,564,270	72,211	-
Energy	2,153,600	2,153,600	-	-
Financials	2,247,072	2,247,072	-	-
Health Care	9,112,126	9,019,272	12,798	80,056
Industrials	3,726,755	3,726,755	-	-
Information Technology	15,806,599	15,708,273	67,275	31,051
Materials	1,010,142	961,893	48,249	-
Telecommunication Services	248,377	248,377	-	-
Money Market Funds	1,323,046	1,323,046	-	-
Total Investments in Securities:	$ 48,620,938	$ 48,119,567	$ 339,047	$ 162,324

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,237,883) - See accompanying schedule: Unaffiliated issuers (cost $21,245,440)	$ 34,495,868
Fidelity Central Funds (cost $1,323,046)	1,323,046
Other affiliated issuers (cost $6,530,875)	12,802,024
Total Investments (cost $29,099,361)		$ 48,620,938
Cash		650
Receivable for investments sold		156,476
Receivable for fund shares sold		43,602
Dividends receivable		44,615
Distributions receivable from Fidelity Central Funds		1,688
Prepaid expenses		21
Receivable from investment adviser for expense reductions		54
Other receivables		1,247
Total assets		48,869,291

Liabilities
Payable for investments purchased	$ 122,281
Payable for fund shares redeemed	31,685
Accrued management fee	25,141
Other affiliated payables	4,399
Other payables and accrued expenses	1,753
Collateral on securities loaned, at value	1,287,285
Total liabilities		1,472,544

Net Assets		$ 47,396,747
Net Assets consist of:
Paid in capital		$ 26,065,352
Undistributed net investment income		78,031
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		1,732,304
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		19,521,060
Net Assets		$ 47,396,747

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2013 (Unaudited)

Growth Company: Net Asset Value, offering price and redemption price per share ($24,525,955 ÷ 228,315 shares)	$ 107.42

Class K: Net Asset Value, offering price and redemption price per share ($18,189,487 ÷ 169,436 shares)	$ 107.35

Class F: Net Asset Value, offering price and redemption price per share ($4,681,305 ÷ 43,605 shares)	$ 107.36

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended May 31, 2013 (Unaudited)

Investment Income
Dividends (including $15,427 earned from other affiliated issuers)		$ 260,937
Interest		1
Income from Fidelity Central Funds		10,838
Total income		271,776

Expenses
Management fee Basic fee	$ 124,270
Performance adjustment	16,137
Transfer agent fees	24,724
Accounting and security lending fees	1,311
Custodian fees and expenses	456
Independent trustees' compensation	137
Registration fees	187
Audit	51
Legal	55
Interest	18
Miscellaneous	241
Total expenses before reductions	167,587
Expense reductions	(1,347)	166,240
Net investment income (loss)		105,536
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,387,022
Other affiliated issuers	437,686
Foreign currency transactions	(58)
Total net realized gain (loss)		1,824,650
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $371)	4,484,162
Assets and liabilities in foreign currencies	(57)
Total change in net unrealized appreciation (depreciation)		4,484,105
Net gain (loss)		6,308,755
Net increase (decrease) in net assets resulting from operations		$ 6,414,291

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2013 (Unaudited)	Year ended November 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 105,536	$ 91,291
Net realized gain (loss)	1,824,650	1,313,778
Change in net unrealized appreciation (depreciation)	4,484,105	4,708,292
Net increase (decrease) in net assets resulting from operations	6,414,291	6,113,361
Distributions to shareholders from net investment income	(116,883)	(45,344)
Distributions to shareholders from net realized gain	(1,086,760)	(1,197,704)
Total distributions	(1,203,643)	(1,243,048)
Share transactions - net increase (decrease)	(517,237)	(29,518)
Total increase (decrease) in net assets	4,693,411	4,840,795

Net Assets
Beginning of period	42,703,336	37,862,541
End of period (including undistributed net investment income of $78,031 and undistributed net investment income of $89,378, respectively)	$ 47,396,747	$ 42,703,336

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Growth Company

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 95.80	$ 85.29	$ 79.40	$ 65.75	$ 47.24	$ 83.70
Income from Investment Operations
Net investment income (loss) D	.20	.15	.09	.01	.15	.11
Net realized and unrealized gain (loss)	14.05	13.12	5.80	13.76	18.44	(35.97)
Total from investment operations	14.25	13.27	5.89	13.77	18.59	(35.86)
Distributions from net investment income	(.19)	(.05)	- H	(.12)	(.08)	-
Distributions from net realized gain	(2.44)	(2.71)	-	(.01)	-	(.60)
Total distributions	(2.63)	(2.76)	- H	(.12) I	(.08)	(.60)
Net asset value, end of period	$ 107.42	$ 95.80	$ 85.29	$ 79.40	$ 65.75	$ 47.24
Total Return B, C	15.31%	16.24%	7.42%	20.98%	39.41%	(43.15)%
Ratios to Average Net Assets E, G
Expenses before reductions	.81% A	.90%	.84%	.89%	.93%	.97%
Expenses net of fee waivers, if any	.81% A	.90%	.84%	.89%	.93%	.97%
Expenses net of all reductions	.81% A	.90%	.84%	.89%	.93%	.96%
Net investment income (loss)	.41% A	.16%	.10%	.02%	.27%	.15%
Supplemental Data
Net assets, end of period (in millions)	$ 24,526	$ 22,952	$ 24,665	$ 27,742	$ 27,204	$ 21,090
Portfolio turnover rate F	24% A	33%	36%	36%	64%	55%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Total distributions of $.12 per share is comprised of distributions from net investment income of $.119 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 95.82	$ 85.35	$ 79.48	$ 65.82	$ 47.29	$ 80.34
Income from Investment Operations
Net investment income (loss) D	.26	.27	.21	.13	.27	.11
Net realized and unrealized gain (loss)	14.04	13.10	5.80	13.78	18.44	(33.16)
Total from investment operations	14.30	13.37	6.01	13.91	18.71	(33.05)
Distributions from net investment income	(.34)	(.19)	(.14)	(.24)	(.18)	-
Distributions from net realized gain	(2.44)	(2.71)	-	(.01)	-	-
Total distributions	(2.77) I	(2.90)	(.14)	(.25)	(.18)	-
Net asset value, end of period	$ 107.35	$ 95.82	$ 85.35	$ 79.48	$ 65.82	$ 47.29
Total Return B, C	15.39%	16.38%	7.57%	21.20%	39.70%	(41.14)%
Ratios to Average Net Assets E, H
Expenses before reductions	.69% A	.77%	.70%	.72%	.72%	.81% A
Expenses net of fee waivers, if any	.69% A	.77%	.70%	.72%	.72%	.81% A
Expenses net of all reductions	.68% A	.77%	.70%	.72%	.72%	.81% A
Net investment income (loss)	.53% A	.29%	.24%	.18%	.48%	.42% A
Supplemental Data
Net assets, end of period (in millions)	$ 18,189	$ 15,454	$ 10,568	$ 6,571	$ 4,050	$ 1,305
Portfolio turnover rate F	24% A	33%	36%	36%	64%	55%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to November 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $2.77 per share is comprised of distributions from net investment income of $.336 and distributions from net realized gain of $2.438 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 95.85	$ 85.36	$ 79.48	$ 65.82	$ 55.55
Income from Investment Operations
Net investment income (loss) D	.29	.32	.26	.17	.16
Net realized and unrealized gain (loss)	14.04	13.11	5.79	13.77	10.11
Total from investment operations	14.33	13.43	6.05	13.94	10.27
Distributions from net investment income	(.38)	(.22)	(.17)	(.27)	-
Distributions from net realized gain	(2.44)	(2.71)	-	(.01)	-
Total distributions	(2.82)	(2.94) I	(.17)	(.28)	-
Net asset value, end of period	$ 107.36	$ 95.85	$ 85.36	$ 79.48	$ 65.82
Total Return B, C	15.42%	16.46%	7.62%	21.26%	18.49%
Ratios to Average Net Assets E, H
Expenses before reductions	.64% A	.72%	.65%	.67%	.67% A
Expenses net of fee waivers, if any	.64% A	.72%	.65%	.67%	.67% A
Expenses net of all reductions	.63% A	.72%	.65%	.67%	.67% A
Net investment income (loss)	.58% A	.34%	.30%	.23%	.60% A
Supplemental Data
Net assets, end of period (in millions)	$ 4,681	$ 4,298	$ 2,629	$ 1,264	$ 133
Portfolio turnover rate F	24% A	33%	36%	36%	64%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period June 26, 2009 (commencement of sale of shares) to November 30, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $2.94 per share is comprised of distributions from net investment income of $.224 and distributions from net realized gain of $2.712 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2013 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Growth Company Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Fund is currently closed to most new accounts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Growth Company, Class K, and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 20,763,312
Gross unrealized depreciation	(1,313,977)
Net unrealized appreciation (depreciation) on securities and other investments	$19,449,335

Tax cost	$ 29,171,603

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $5,230,471 and $6,827,528, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Growth Company as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .63% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Growth Company. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Growth Company	$ 20,583.18
Class K	4,141.05
	$ 24,724

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $131 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 31,472.40%		$ 18

Semiannual Report

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $57 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $38,083. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $10,805, including $1,162 from securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,293 for the period.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $54.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2013	Year ended November 30, 2012
From net investment income
Growth Company	$ 45,546	$ 14,166
Class K	54,208	23,929
Class F	17,129	7,249
Total	$ 116,883	$ 45,344
From net realized gain
Growth Company	$ 581,969	$ 768,386
Class K	394,416	341,548
Class F	110,375	87,770
Total	$ 1,086,760	$ 1,197,704

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2013	Year ended November 30, 2012	Six months ended May 31, 2013	Year ended November 30, 2012
Growth Company
Shares sold	15,557	34,382	$ 1,542,464	$ 3,169,434
Reinvestment of distributions	6,560	9,639	609,199	763,625
Shares redeemed	(33,390)	(93,623)	(3,303,731)	(8,603,690)
Net increase (decrease)	(11,273)	(49,602)	$ (1,152,068)	$ (4,670,631)
Class K
Shares sold	22,517	70,532	$ 2,222,870	$ 6,533,365
Reinvestment of distributions	4,837	4,618	448,624	365,477
Shares redeemed	(19,194)	(37,698)	(1,902,685)	(3,503,096)
Net increase (decrease)	8,160	37,452	$ 768,809	$ 3,395,746
Class F
Shares sold	4,243	16,425	$ 417,988	$ 1,489,905
Reinvestment of distributions	1,375	1,201	127,503	95,019
Shares redeemed	(6,854)	(3,579)	(679,469)	(339,557)
Net increase (decrease)	(1,236)	14,047	$ (133,978)	$ 1,245,367

Semiannual Report

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

GCF-F-SANN-0713
1.891791.103

Fidelity®

Growth Company

Fund -
Class K

Semiannual Report

May 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2012 to May 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value December 1, 2012	Ending Account Value May 31, 2013	Expenses Paid During Period* December 1, 2012 to May 31, 2013
Growth Company	.81%
Actual		$ 1,000.00	$ 1,153.10	$ 4.35
HypotheticalA		$ 1,000.00	$ 1,020.89	$ 4.08
Class K	.69%
Actual		$ 1,000.00	$ 1,153.90	$ 3.71
HypotheticalA		$ 1,000.00	$ 1,021.49	$ 3.48
Class F	.64%
Actual		$ 1,000.00	$ 1,154.20	$ 3.44
HypotheticalA		$ 1,000.00	$ 1,021.74	$ 3.23

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A	4.4	3.7
Apple, Inc.	4.4	8.4
salesforce.com, Inc.	3.7	3.9
Regeneron Pharmaceuticals, Inc.	3.1	3.4
lululemon athletica, Inc.	2.0	2.0
NVIDIA Corp.	1.8	1.4
Monsanto Co.	1.6	1.6
Red Hat, Inc.	1.5	1.8
Discover Financial Services	1.4	1.9
QUALCOMM, Inc.	1.4	1.6
	25.3
Top Five Market Sectors as of May 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	33.4	36.2
Health Care	19.3	17.0
Consumer Discretionary	15.5	16.4
Consumer Staples	11.9	11.5
Industrials	7.9	6.3
Asset Allocation (% of fund's net assets)
As of May 31, 2013*		As of November 30, 2012**
	Stocks 99.5%		Stocks 99.6%
	Convertible Securities 0.3%		Convertible Securities 0.1%
	Short-Term Investments and Net Other Assets (Liabilities) 0.2%		Short-Term Investments and Net Other Assets (Liabilities) 0.3%
* Foreign investments	9.4%	** Foreign investments	9.3%

Semiannual Report

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 15.5%
Automobiles - 0.8%
Ford Motor Co.	3,245,000	$ 50,882
General Motors Co. (a)	22,800	773
Honda Motor Co. Ltd.	1,030,800	38,268
Tesla Motors, Inc. (a)(d)	2,887,000	282,233
		372,156
Diversified Consumer Services - 0.1%
K12, Inc. (a)(d)(e)	2,010,000	59,737
Hotels, Restaurants & Leisure - 3.6%
Arcos Dorados Holdings, Inc. Class A (d)	2,114,900	29,143
Buffalo Wild Wings, Inc. (a)(e)	1,559,900	149,688
Chipotle Mexican Grill, Inc. (a)	252,000	90,972
Chuys Holdings, Inc. (e)	1,591,842	55,476
Dunkin' Brands Group, Inc.	3,103,340	122,892
Home Inns & Hotels Management, Inc. sponsored ADR (a)(d)(e)	2,775,000	80,447
Hyatt Hotels Corp. Class A (a)	1,223,440	50,308
Las Vegas Sands Corp.	975,000	56,453
McDonald's Corp.	3,075,000	296,953
Panera Bread Co. Class A (a)	875,000	167,851
Starbucks Corp.	5,748,400	362,552
Starwood Hotels & Resorts Worldwide, Inc.	1,445,000	98,694
Yum! Brands, Inc.	2,010,000	136,178
		1,697,607
Household Durables - 0.5%
Gafisa SA sponsored ADR (a)(d)	1,570,000	5,495
Lennar Corp. Class A (d)	1,100,077	43,255
SodaStream International Ltd. (a)(d)(e)	1,990,322	126,983
Tempur-Pedic International, Inc. (a)	820,000	34,670
Toll Brothers, Inc. (a)	324,050	11,073
		221,476
Internet & Catalog Retail - 2.0%
Amazon.com, Inc. (a)	2,021,000	543,710
Netflix, Inc. (a)	465,000	105,206
priceline.com, Inc. (a)	316,768	254,659
TripAdvisor, Inc. (a)	1,015,000	65,457
		969,032
Media - 1.0%
Comcast Corp. Class A	7,182,500	288,377
Lions Gate Entertainment Corp. (a)(d)	4,079,992	117,504
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Pandora Media, Inc. (a)(d)	3,904,469	$ 66,454
Time Warner, Inc.	50,650	2,956
		475,291
Multiline Retail - 0.4%
Dollar Tree, Inc. (a)	1,125,000	54,045
J.C. Penney Co., Inc. (d)	2,015,000	35,424
Nordstrom, Inc.	800,000	47,056
Target Corp.	712,589	49,525
		186,050
Specialty Retail - 3.0%
Abercrombie & Fitch Co. Class A	2,435,000	121,945
AutoNation, Inc. (a)	1,050,000	48,647
Bed Bath & Beyond, Inc. (a)	1,300,000	88,725
Best Buy Co., Inc.	409,877	11,292
CarMax, Inc. (a)	3,565,000	166,735
Five Below, Inc. (d)	2,576,716	98,534
Francescas Holdings Corp. (a)(d)(e)	3,928,379	112,155
Home Depot, Inc.	5,470,000	430,270
L Brands, Inc.	1,410,000	70,514
Lumber Liquidators Holdings, Inc. (a)(d)(e)	2,735,167	224,585
Tiffany & Co., Inc.	225,000	17,501
Urban Outfitters, Inc. (a)	680,000	28,512
		1,419,415
Textiles, Apparel & Luxury Goods - 4.1%
C. Wonder LLC (g)(h)	555,556	17,500
Fifth & Pacific Companies, Inc. (a)	1,540,000	33,095
Fossil, Inc. (a)(e)	3,288,744	349,265
lululemon athletica, Inc. (a)(d)(e)	12,117,100	942,832
Michael Kors Holdings Ltd. (a)	2,077,493	130,508
NIKE, Inc. Class B	3,438,000	211,987
Prada SpA	10,459,300	100,246
Tory Burch LLC (g)(h)	324,840	17,505
Under Armour, Inc. Class A (sub. vtg.) (a)	1,010,000	62,620
VF Corp.	320,000	58,835
		1,924,393
TOTAL CONSUMER DISCRETIONARY		7,325,157
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 11.9%
Beverages - 2.2%
Beam, Inc.	1,570,000	$ 101,799
Dr. Pepper Snapple Group, Inc.	655,000	30,117
Monster Beverage Corp. (a)	2,584,406	141,083
PepsiCo, Inc.	2,551,640	206,096
SABMiller PLC	1,295,000	65,522
The Coca-Cola Co.	12,845,000	513,672
		1,058,289
Food & Staples Retailing - 2.0%
Costco Wholesale Corp.	1,795,800	196,945
CVS Caremark Corp.	1,710,000	98,462
Drogasil SA	3,281,873	34,752
Fresh Market, Inc. (a)	423,468	20,979
Wal-Mart Stores, Inc.	5,784,114	432,883
Walgreen Co.	890,000	42,506
Whole Foods Market, Inc.	2,030,000	105,276
		931,803
Food Products - 3.5%
Archer Daniels Midland Co.	6,865,000	221,259
Bunge Ltd.	4,365,000	303,804
Campbell Soup Co.	365,000	15,626
General Mills, Inc.	1,115,600	52,522
Green Mountain Coffee Roasters, Inc. (a)(e)	8,148,249	595,881
Hillshire Brands Co. (a)	137,000	4,746
Kellogg Co.	965,000	59,878
Kraft Foods Group, Inc.	195,000	10,750
Mead Johnson Nutrition Co. Class A	2,196,800	178,095
Mondelez International, Inc.	585,000	17,234
Smithfield Foods, Inc. (a)	290,000	9,553
The Hershey Co.	815,000	72,625
Tyson Foods, Inc. Class A	2,315,000	57,875
Want Want China Holdings Ltd.	28,000,000	41,180
		1,641,028
Household Products - 1.1%
Church & Dwight Co., Inc.	685,000	41,655
Colgate-Palmolive Co.	2,460,000	142,286
Kimberly-Clark Corp.	670,000	64,876
Procter & Gamble Co.	3,719,483	285,508
		534,325
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Personal Products - 1.0%
Avon Products, Inc.	23,615	$ 557
Herbalife Ltd. (e)	9,925,210	463,210
Nu Skin Enterprises, Inc. Class A	530,000	31,164
		494,931
Tobacco - 2.1%
Altria Group, Inc.	5,945,380	214,628
Japan Tobacco, Inc.	911,800	31,031
Lorillard, Inc.	2,655,000	112,678
Philip Morris International, Inc.	6,795,380	617,768
		976,105
TOTAL CONSUMER STAPLES		5,636,481
ENERGY - 4.5%
Energy Equipment & Services - 1.1%
Carbo Ceramics, Inc. (d)	175,000	11,533
FMC Technologies, Inc. (a)	1,850,000	102,971
Halliburton Co.	2,475,000	103,579
Schlumberger Ltd.	4,029,600	294,282
		512,365
Oil, Gas & Consumable Fuels - 3.4%
Anadarko Petroleum Corp.	2,292,594	200,533
Cabot Oil & Gas Corp.	450,000	31,662
Chesapeake Energy Corp. (d)	3,000,000	65,520
Cobalt International Energy, Inc. (a)	655,000	16,991
Concho Resources, Inc. (a)	1,885,000	157,699
Continental Resources, Inc. (a)	2,610,000	211,749
Devon Energy Corp.	880,000	50,028
EOG Resources, Inc.	1,070,000	138,137
Hess Corp.	525,000	35,390
Kosmos Energy Ltd. (a)	2,290,000	23,633
Noble Energy, Inc.	1,296,222	74,727
Occidental Petroleum Corp.	1,095,000	100,817
PDC Energy, Inc. (a)	885,000	45,303
Peabody Energy Corp.	2,070,000	40,717
Phillips 66	345,000	22,967
Pioneer Natural Resources Co.	2,095,000	290,535
Range Resources Corp.	583,689	43,882
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Valero Energy Corp.	1,490,000	$ 60,539
Whiting Petroleum Corp. (a)	660,000	30,406
		1,641,235
TOTAL ENERGY		2,153,600
FINANCIALS - 4.7%
Capital Markets - 0.7%
BlackRock, Inc. Class A	436,000	121,731
Charles Schwab Corp.	5,404,975	107,343
Franklin Resources, Inc.	45,000	6,966
ICG Group, Inc. (a)(e)	3,775,000	41,940
T. Rowe Price Group, Inc.	915,000	69,412
		347,392
Commercial Banks - 0.9%
Banco Bradesco SA (PN) sponsored ADR (d)	4,856,500	78,335
HDFC Bank Ltd. sponsored ADR	2,770,000	111,465
ICICI Bank Ltd. sponsored ADR	80,000	3,598
Itau Unibanco Holding SA sponsored ADR	1,677,500	25,230
PrivateBancorp, Inc. (e)	4,694,126	90,878
Signature Bank (a)	606,885	46,839
Wells Fargo & Co.	1,552,300	62,946
		419,291
Consumer Finance - 1.7%
American Express Co.	1,832,548	138,742
Discover Financial Services	14,200,444	673,243
		811,985
Diversified Financial Services - 1.3%
Bank of America Corp.	8,350,000	114,061
BM&F Bovespa SA	23,879,772	154,642
Citigroup, Inc.	4,072,380	211,723
JPMorgan Chase & Co.	2,310,000	126,103
		606,529
Real Estate Management & Development - 0.1%
The St. Joe Co. (a)(d)	3,030,135	61,875
TOTAL FINANCIALS		2,247,072
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 19.1%
Biotechnology - 13.8%
ACADIA Pharmaceuticals, Inc. (a)(d)	5,437,182	$ 76,502
Aegerion Pharmaceuticals, Inc. (a)	205,891	14,995
Alexion Pharmaceuticals, Inc. (a)	5,684,060	554,423
Alkermes PLC (a)(e)	13,316,659	416,146
Alnylam Pharmaceuticals, Inc. (a)(e)	4,338,290	132,882
Amgen, Inc.	3,823,300	384,356
Array Biopharma, Inc. (a)	3,618,770	21,134
AVEO Pharmaceuticals, Inc. (a)(d)	380,600	974
Biogen Idec, Inc. (a)	1,760,000	417,982
Celgene Corp. (a)	1,421,744	175,799
Cepheid, Inc. (a)	3,045,155	105,850
Chimerix, Inc. (e)	1,765,100	37,950
Clovis Oncology, Inc. (a)(d)(e)	2,372,700	86,793
Elan Corp. PLC sponsored ADR (a)(e)	31,494,070	398,715
Exelixis, Inc. (a)(d)(e)	17,523,681	84,815
Gilead Sciences, Inc. (a)	11,745,000	639,868
Halozyme Therapeutics, Inc. (a)	1,890,000	13,362
ImmunoGen, Inc. (a)(d)(e)	8,394,020	154,198
Immunomedics, Inc. (a)(d)(e)	7,526,150	29,427
Infinity Pharmaceuticals, Inc. (a)	1,582,000	42,635
InterMune, Inc. (a)	718,117	7,095
Ironwood Pharmaceuticals, Inc. Class A (a)(d)(e)	5,851,979	78,124
Isis Pharmaceuticals, Inc. (a)(d)(e)	11,000,351	238,158
Lexicon Pharmaceuticals, Inc. (a)(e)	51,300,254	122,608
Merrimack Pharmaceuticals, Inc. (a)(e)	7,755,989	42,968
Metabolix, Inc. (a)(d)(e)	2,565,799	4,208
Momenta Pharmaceuticals, Inc. (a)	1,655,000	21,780
NPS Pharmaceuticals, Inc. (a)(e)	10,033,340	158,025
Prothena Corp. PLC (a)(e)	1,767,917	17,573
Regeneron Pharmaceuticals, Inc. (a)(e)	6,005,223	1,452,483
Regulus Therapeutics, Inc. (e)	1,836,081	16,451
Rigel Pharmaceuticals, Inc. (a)(e)	8,757,895	40,461
Seattle Genetics, Inc. (a)(d)(e)	11,909,340	408,729
Synageva BioPharma Corp. (a)	475,000	19,580
Transition Therapeutics, Inc. (a)(e)	2,332,446	7,814
Vertex Pharmaceuticals, Inc. (a)	1,604,767	128,879
		6,553,742
Health Care Equipment & Supplies - 0.9%
Abbott Laboratories	1,861,500	68,261
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Align Technology, Inc. (a)	715,000	$ 25,561
Baxter International, Inc.	1,870,000	131,517
DexCom, Inc. (a)	380,000	7,915
Genmark Diagnostics, Inc. (a)	1,273,100	18,969
Insulet Corp. (a)(e)	4,239,300	126,585
St. Jude Medical, Inc.	834,200	36,062
		414,870
Health Care Providers & Services - 0.8%
Apollo Hospitals Enterprise Ltd.	720,000	12,798
Cardinal Health, Inc.	485,000	22,776
Catamaran Corp. (a)	2,282,328	111,965
Express Scripts Holding Co. (a)	931,303	57,853
McKesson Corp.	1,480,000	168,513
UnitedHealth Group, Inc.	176,400	11,048
		384,953
Health Care Technology - 0.4%
athenahealth, Inc. (a)(d)	1,030,000	87,087
Cerner Corp. (a)	870,000	85,504
		172,591
Life Sciences Tools & Services - 0.1%
Illumina, Inc. (a)	445,000	31,292
Pharmaceuticals - 3.1%
AbbVie, Inc.	1,861,500	79,467
Actavis, Inc. (a)	590,000	72,741
Allergan, Inc.	2,240,000	222,858
Bristol-Myers Squibb Co.	3,913,700	180,069
Concert Pharmaceuticals, Inc. (a)(h)	186,198	151
Endocyte, Inc. (a)	1,536,041	21,028
Hospira, Inc. (a)	3,830,000	132,824
Jazz Pharmaceuticals PLC (a)	125,000	8,496
Johnson & Johnson	83,300	7,012
Mylan, Inc. (a)	590,000	17,983
Questcor Pharmaceuticals, Inc. (d)(e)	3,237,600	110,629
Teva Pharmaceutical Industries Ltd. sponsored ADR	705,000	26,931
Valeant Pharmaceuticals International, Inc. (Canada) (a)	6,462,261	594,584
		1,474,773
TOTAL HEALTH CARE		9,032,221
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 7.9%
Aerospace & Defense - 1.8%
Honeywell International, Inc.	2,770,000	$ 217,334
Lockheed Martin Corp.	1,015,100	107,428
The Boeing Co.	1,494,800	148,015
United Technologies Corp.	4,250,000	403,325
		876,102
Air Freight & Logistics - 0.5%
United Parcel Service, Inc. Class B	2,649,000	227,549
Airlines - 1.3%
Delta Air Lines, Inc. (a)	3,175,000	57,182
JetBlue Airways Corp. (a)(d)(e)	18,434,923	114,481
Ryanair Holdings PLC sponsored ADR	940,000	45,910
Southwest Airlines Co.	8,863,515	125,596
Spirit Airlines, Inc. (a)	450,000	13,694
United Continental Holdings, Inc. (a)	7,605,000	246,858
		603,721
Construction & Engineering - 0.2%
Fluor Corp.	740,000	46,775
KBR, Inc.	1,620,000	58,482
		105,257
Electrical Equipment - 0.6%
Eaton Corp. PLC	855,000	56,481
Emerson Electric Co.	2,065,000	118,655
Rockwell Automation, Inc.	1,160,000	102,103
		277,239
Industrial Conglomerates - 0.9%
3M Co.	2,115,000	233,221
Danaher Corp.	2,815,000	174,023
		407,244
Machinery - 1.2%
Caterpillar, Inc.	2,560,000	219,648
Cummins, Inc.	1,790,000	214,138
Deere & Co.	815,000	70,995
Illinois Tool Works, Inc.	495,000	34,714
Rexnord Corp. (a)	587,500	11,715
		551,210
Road & Rail - 1.4%
CSX Corp.	4,930,000	124,285
Hertz Global Holdings, Inc. (a)	1,835,000	47,398
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - continued
Kansas City Southern	150,000	$ 16,605
Union Pacific Corp.	3,170,000	490,145
		678,433
TOTAL INDUSTRIALS		3,726,755
INFORMATION TECHNOLOGY - 33.3%
Communications Equipment - 2.1%
Cisco Systems, Inc.	610,000	14,689
F5 Networks, Inc. (a)	30,000	2,496
Infinera Corp. (a)(d)(e)	11,588,028	122,022
Juniper Networks, Inc. (a)	460,000	8,156
Motorola Solutions, Inc.	485,000	28,111
Palo Alto Networks, Inc. (d)	45,800	2,222
QUALCOMM, Inc.	10,543,400	669,295
Riverbed Technology, Inc. (a)	701,890	10,851
ViaSat, Inc. (a)	2,132,029	149,370
		1,007,212
Computers & Peripherals - 5.3%
3D Systems Corp. (a)(d)	1,117,500	54,221
Apple, Inc.	4,580,959	2,059,966
Fusion-io, Inc. (a)(d)(e)	9,414,857	136,233
NetApp, Inc.	534,686	20,067
SanDisk Corp. (a)	1,790,000	105,646
Silicon Graphics International Corp. (a)(d)(e)	3,282,775	49,570
Stratasys Ltd. (a)	660,000	55,473
		2,481,176
Electronic Equipment & Components - 0.2%
Corning, Inc.	1,103,000	16,953
Trimble Navigation Ltd. (a)	1,435,000	40,037
Universal Display Corp. (a)(d)	1,820,914	54,227
		111,217
Internet Software & Services - 6.6%
Akamai Technologies, Inc. (a)	1,585,000	73,100
Baidu.com, Inc. sponsored ADR (a)	170,000	16,429
Demandware, Inc. (a)	1,447,773	44,316
Dropbox, Inc. (h)	1,105,082	11,051
eBay, Inc. (a)	5,842,200	316,063
Facebook, Inc. Class A	6,046,814	147,240
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Google, Inc. Class A (a)	2,418,448	$ 2,105,033
LinkedIn Corp. (a)	1,311,000	219,632
Mail.Ru Group Ltd. GDR (f)	122,600	3,423
Marketo, Inc.	67,400	1,595
MercadoLibre, Inc.	350,000	40,117
Rackspace Hosting, Inc. (a)	2,145,000	80,502
SINA Corp. (a)	310,000	17,887
Yandex NV (a)	895,000	24,308
YouKu.com, Inc. ADR (a)(d)	1,670,000	34,152
		3,134,848
IT Services - 3.6%
Cognizant Technology Solutions Corp. Class A (a)	984,716	63,662
IBM Corp.	2,909,800	605,297
MasterCard, Inc. Class A	837,000	477,299
Teradata Corp. (a)	465,000	25,924
Visa, Inc. Class A	2,934,100	522,681
		1,694,863
Semiconductors & Semiconductor Equipment - 6.1%
Altera Corp.	1,690,000	56,091
Applied Micro Circuits Corp. (a)(e)	6,531,638	50,359
ARM Holdings PLC sponsored ADR	100,000	4,388
ASML Holding NV (d)	880,793	71,582
Broadcom Corp. Class A	4,755,000	170,752
Cree, Inc. (a)(e)	9,865,294	615,101
Cypress Semiconductor Corp. (d)(e)	15,593,240	175,268
Intel Corp.	2,710,000	65,799
KLA-Tencor Corp.	510,000	28,708
Marvell Technology Group Ltd.	1,918,310	20,794
MaxLinear, Inc. Class A (a)	2,354,608	14,858
Mellanox Technologies Ltd. (a)(d)(e)	4,231,289	219,477
NVIDIA Corp. (d)(e)	57,323,820	830,622
Rambus, Inc. (a)(e)	11,457,400	90,284
Samsung Electronics Co. Ltd.	50,000	67,275
Silicon Laboratories, Inc. (a)(e)	4,600,680	197,645
Skyworks Solutions, Inc. (a)	1,625,000	38,773
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	2,540,000	47,396
Texas Instruments, Inc.	3,941,000	141,442
		2,906,614
Software - 9.4%
Activision Blizzard, Inc.	6,924,776	99,925
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Adobe Systems, Inc. (a)	3,153,236	$ 135,305
Citrix Systems, Inc. (a)	954,677	61,433
Electronic Arts, Inc. (a)	1,565,552	35,992
Guidewire Software, Inc. (a)	1,525,000	62,464
Intuit, Inc.	685,000	40,031
Microsoft Corp.	11,995,000	418,386
Nuance Communications, Inc. (a)	755,000	14,345
Oracle Corp.	7,015,000	236,826
QLIK Technologies, Inc. (a)(e)	6,342,742	195,103
Red Hat, Inc. (a)(e)	14,078,586	679,010
salesforce.com, Inc. (a)(e)	41,661,812	1,763,545
ServiceNow, Inc.	5,380,700	197,795
SolarWinds, Inc. (a)	3,690,000	155,534
Solera Holdings, Inc.	21,163	1,159
Splunk, Inc. (a)	3,771,300	176,346
Tableau Software, Inc.	86,400	4,415
TiVo, Inc. (a)(d)(e)	8,074,576	104,485
VMware, Inc. Class A (a)	217,533	15,471
Workday, Inc. Class A (d)	826,700	53,099
		4,450,669
TOTAL INFORMATION TECHNOLOGY		15,786,599
MATERIALS - 2.1%
Chemicals - 2.0%
CF Industries Holdings, Inc.	36,785	7,024
E.I. du Pont de Nemours & Co.	1,515,000	84,522
Eastman Chemical Co.	825,000	59,169
Monsanto Co.	7,489,978	753,791
The Dow Chemical Co.	1,000,000	34,460
		938,966
Metals & Mining - 0.1%
Alcoa, Inc.	1,650,000	14,025
Fortescue Metals Group Ltd. (d)	13,372,802	41,728
Mongolian Mining Corp. (a)	25,802,500	6,521
Nucor Corp.	200,000	8,902
		71,176
TOTAL MATERIALS		1,010,142
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.4%
Verizon Communications, Inc.	3,602,900	$ 174,669
Wireless Telecommunication Services - 0.1%
Sprint Nextel Corp. (a)	10,097,000	73,708
TOTAL TELECOMMUNICATION SERVICES		248,377
TOTAL COMMON STOCKS (Cost $27,651,587)		47,166,404
Preferred Stocks - 0.3%

Convertible Preferred Stocks - 0.3%
CONSUMER DISCRETIONARY - 0.0%
Household Durables - 0.0%
Roku, Inc. 8.00% (h)	17,901,305	16,212
HEALTH CARE - 0.2%
Biotechnology - 0.1%
Ariosa Diagnostics (h)	844,470	5,101
Ariosa Diagnostics Series B (h)	53,177	321
bluebird bio (h)	9,767,944	7,583
Intarcia Therapeutics, Inc. (h)	1,051,411	14,331
		27,336
Health Care Technology - 0.0%
Castlight Health, Inc. Series D (h)	2,070,648	15,406
Pharmaceuticals - 0.1%
Agios Pharmaceuticals, Inc. Series C (h)	2,036,659	10,002
aTyr Pharma, Inc. 8.00% (h)	7,513,149	19,001
Concert Pharmaceuticals, Inc. Series C, 6.00% (h)	4,000,000	7,160
		36,163
TOTAL HEALTH CARE		78,905
INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
Apptio, Inc. Series E, 8.00% (h)	881,266	20,000
TOTAL CONVERTIBLE PREFERRED STOCKS		115,117
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Volkswagen AG	70,000	$ 15,371
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Equilibrate Asia Therapeutics Series D (h)	7,960,663	130
Equilibrate Worldwide Therapeutics Series D (h)	7,960,663	320
Neuropathic Worldwide Therapeutics Series D (h)	7,960,663	60
Oculus Worldwide Therapeutics Series D (h)	7,960,663	100
Orchestrate U.S. Therapeutics, Inc. Series D (h)	7,960,663	140
Orchestrate Worldwide Therapeutics Series D (h)	7,960,663	250
		1,000
TOTAL NONCONVERTIBLE PREFERRED STOCKS		16,371
TOTAL PREFERRED STOCKS (Cost $124,728)		131,488
Money Market Funds - 2.8%

Fidelity Cash Central Fund, 0.12% (b)	35,761,254	35,761
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	1,287,285,246	1,287,285
TOTAL MONEY MARKET FUNDS (Cost $1,323,046)		1,323,046
TOTAL INVESTMENT PORTFOLIO - 102.6% (Cost $29,099,361)		48,620,938
NET OTHER ASSETS (LIABILITIES) - (2.6)%		(1,224,191)
NET ASSETS - 100%		$ 47,396,747
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,423,000 or 0.0% of net assets.

(g) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $162,322,000 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Agios Pharmaceuticals, Inc. Series C	11/16/11	$ 10,002
Apptio, Inc. Series E, 8.00%	5/3/13	$ 20,000
Ariosa Diagnostics	11/30/11 - 3/1/13	$ 5,101
Ariosa Diagnostics Series B	3/1/13	$ 321
aTyr Pharma, Inc. 8.00%	4/8/13	$ 19,001
bluebird bio	7/23/12	$ 4,867
C. Wonder LLC	12/27/12	$ 17,500
Castlight Health, Inc. Series D	4/25/12	$ 12,500
Concert Pharmaceuticals, Inc.	2/9/09	$ 151
Concert Pharmaceuticals, Inc. Series C, 6.00%	4/25/08	$ 10,000
Dropbox, Inc.	5/2/12	$ 10,000
Equilibrate Asia Therapeutics Series D	5/17/13	$ 130
Equilibrate Worldwide Therapeutics Series D	5/17/13	$ 320
Security	Acquisition Date	Acquisition Cost (000s)
Intarcia Therapeutics, Inc.	11/14/12	$ 14,331
Neuropathic Worldwide Therapeutics Series D	5/17/13	$ 60
Oculus Worldwide Therapeutics Series D	5/17/13	$ 100
Orchestrate US Therapeutics, Inc. Series D	5/17/13	$ 140
Orchestrate Worldwide Therapeutics Series D	5/17/13	$ 250
Roku, Inc. 8.00%	5/7/13 - 5/28/13	$ 16,212
Tory Burch LLC	12/31/12	$ 17,505
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 33
Fidelity Securities Lending Cash Central Fund	10,805
Total	$ 10,838
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Alkermes PLC	$ 253,053	$ 5,147	$ -	$ -	$ 416,146
Alnylam Pharmaceuticals, Inc.	66,565	8,759	-	-	132,882
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Applied Micro Circuits Corp.	$ 42,462	$ 2,551	$ -	$ -	$ 50,359
Buffalo Wild Wings, Inc.	52,150	75,772	-	-	149,688
Cepheid, Inc.	159,589	-	65,573	-	-
Chimerix, Inc.	-	30,944	-	-	37,950
Chuys Holdings, Inc.	35,427	2,195	-	-	55,476
Clovis Oncology, Inc.	33,113	3,688	-	-	86,793
Cree, Inc.	367,213	-	84,589	-	615,101
Cypress Semiconductor Corp.	158,271	-	-	-	175,268
Elan Corp. PLC sponsored ADR	376,187	-	72,483	-	398,715
Exelixis, Inc.	84,573	1,049	-	-	84,815
Fossil, Inc.	497,354	-	243,645	-	349,265
Francescas Holdings Corp.	96,789	5,837	-	-	112,155
Fresh Market, Inc.	126,904	-	83,062	-	-
Fusion-io, Inc.	215,384	8,796	4,432	-	136,233
Green Mountain Coffee Roasters, Inc.	246,512	64,985	2,904	-	595,881
Herbalife Ltd.	496,486	11,653	35,942	5,963	463,210
Home Inns & Hotels Management, Inc. sponsored ADR	74,592	-	-	-	80,447
ICG Group, Inc.	42,091	-	-	-	41,940
ImmunoGen, Inc.	105,959	618	-	-	154,198
Immunomedics, Inc.	24,008	-	-	-	29,427
Infinera Corp.	62,562	3,404	-	-	122,022
Insulet Corp.	84,648	7,945	-	-	126,585
Ironwood Pharmaceuticals, Inc. Class A	40,338	29,443	-	-	78,124
Isis Pharmaceuticals, Inc.	92,150	18,128	-	-	238,158
JetBlue Airways Corp.	94,756	-	-	-	114,481
K12, Inc.	34,833	-	-	-	59,737
Lexicon Pharmaceuticals, Inc.	87,605	776	-	-	122,608
lululemon athletica, Inc.	869,765	-	-	-	942,832
Lumber Liquidators Holdings, Inc.	146,824	-	-	-	224,585
MAP Pharmaceuticals, Inc.	55,893	158	87,912	-	-
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Mellanox Technologies Ltd.	$ 308,376	$ -	$ -	$ -	$ 219,477
Merrimack Pharmaceuticals, Inc.	41,906	11,860	-	-	42,968
Metabolix, Inc.	2,899	-	-	-	4,208
NPS Pharmaceuticals, Inc.	78,422	26,621	-	-	158,025
NVIDIA Corp.	577,201	120,026	-	8,048	830,622
PrivateBancorp, Inc.	71,583	6,111	-	88	90,878
Prothena Corp. PLC	-	6,824	-	-	17,573
QLIK Technologies, Inc.	158,561	-	39,638	-	195,103
Questcor Pharmaceuticals, Inc.	70,651	16,827	-	1,328	110,629
Rambus, Inc.	56,027	-	-	-	90,284
Red Hat, Inc.	751,798	-	57,639	-	679,010
Regeneron Pharmaceuticals, Inc.	1,433,871	-	448,098	-	1,452,483
Regulus Therapeutics, Inc.	-	12,642	-	-	16,451
Rigel Pharmaceuticals, Inc.	61,337	9,568	-	-	40,461
salesforce.com, Inc.	1,671,883	25,201	57,809	-	1,763,545
Seattle Genetics, Inc.	299,180	2,399	-	-	408,729
Silicon Graphics International Corp.	26,926	1,059	-	-	49,570
Silicon Laboratories, Inc.	192,400	-	-	-	197,645
SodaStream International Ltd.	79,374	-	-	-	126,983
TiVo, Inc.	94,473	-	-	-	104,485
Transition Therapeutics, Inc.	5,738	-	-	-	7,814
Universal Display Corp.	85,870	-	54,820	-	-
Volterra Semiconductor Corp.	22,684	-	21,249	-	-
Total	$ 11,215,216	$ 520,986	$ 1,359,795	$ 15,427	$ 12,802,024
Other Information

The following is a summary of the inputs used, as of May 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 7,356,740	$ 7,167,009	$ 138,514	$ 51,217
Consumer Staples	5,636,481	5,564,270	72,211	-
Energy	2,153,600	2,153,600	-	-
Financials	2,247,072	2,247,072	-	-
Health Care	9,112,126	9,019,272	12,798	80,056
Industrials	3,726,755	3,726,755	-	-
Information Technology	15,806,599	15,708,273	67,275	31,051
Materials	1,010,142	961,893	48,249	-
Telecommunication Services	248,377	248,377	-	-
Money Market Funds	1,323,046	1,323,046	-	-
Total Investments in Securities:	$ 48,620,938	$ 48,119,567	$ 339,047	$ 162,324

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,237,883) - See accompanying schedule: Unaffiliated issuers (cost $21,245,440)	$ 34,495,868
Fidelity Central Funds (cost $1,323,046)	1,323,046
Other affiliated issuers (cost $6,530,875)	12,802,024
Total Investments (cost $29,099,361)		$ 48,620,938
Cash		650
Receivable for investments sold		156,476
Receivable for fund shares sold		43,602
Dividends receivable		44,615
Distributions receivable from Fidelity Central Funds		1,688
Prepaid expenses		21
Receivable from investment adviser for expense reductions		54
Other receivables		1,247
Total assets		48,869,291

Liabilities
Payable for investments purchased	$ 122,281
Payable for fund shares redeemed	31,685
Accrued management fee	25,141
Other affiliated payables	4,399
Other payables and accrued expenses	1,753
Collateral on securities loaned, at value	1,287,285
Total liabilities		1,472,544

Net Assets		$ 47,396,747
Net Assets consist of:
Paid in capital		$ 26,065,352
Undistributed net investment income		78,031
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		1,732,304
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		19,521,060
Net Assets		$ 47,396,747

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2013 (Unaudited)

Growth Company: Net Asset Value, offering price and redemption price per share ($24,525,955 ÷ 228,315 shares)	$ 107.42

Class K: Net Asset Value, offering price and redemption price per share ($18,189,487 ÷ 169,436 shares)	$ 107.35

Class F: Net Asset Value, offering price and redemption price per share ($4,681,305 ÷ 43,605 shares)	$ 107.36

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended May 31, 2013 (Unaudited)

Investment Income
Dividends (including $15,427 earned from other affiliated issuers)		$ 260,937
Interest		1
Income from Fidelity Central Funds		10,838
Total income		271,776

Expenses
Management fee Basic fee	$ 124,270
Performance adjustment	16,137
Transfer agent fees	24,724
Accounting and security lending fees	1,311
Custodian fees and expenses	456
Independent trustees' compensation	137
Registration fees	187
Audit	51
Legal	55
Interest	18
Miscellaneous	241
Total expenses before reductions	167,587
Expense reductions	(1,347)	166,240
Net investment income (loss)		105,536
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,387,022
Other affiliated issuers	437,686
Foreign currency transactions	(58)
Total net realized gain (loss)		1,824,650
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $371)	4,484,162
Assets and liabilities in foreign currencies	(57)
Total change in net unrealized appreciation (depreciation)		4,484,105
Net gain (loss)		6,308,755
Net increase (decrease) in net assets resulting from operations		$ 6,414,291

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2013 (Unaudited)	Year ended November 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 105,536	$ 91,291
Net realized gain (loss)	1,824,650	1,313,778
Change in net unrealized appreciation (depreciation)	4,484,105	4,708,292
Net increase (decrease) in net assets resulting from operations	6,414,291	6,113,361
Distributions to shareholders from net investment income	(116,883)	(45,344)
Distributions to shareholders from net realized gain	(1,086,760)	(1,197,704)
Total distributions	(1,203,643)	(1,243,048)
Share transactions - net increase (decrease)	(517,237)	(29,518)
Total increase (decrease) in net assets	4,693,411	4,840,795

Net Assets
Beginning of period	42,703,336	37,862,541
End of period (including undistributed net investment income of $78,031 and undistributed net investment income of $89,378, respectively)	$ 47,396,747	$ 42,703,336

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Growth Company

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 95.80	$ 85.29	$ 79.40	$ 65.75	$ 47.24	$ 83.70
Income from Investment Operations
Net investment income (loss) D	.20	.15	.09	.01	.15	.11
Net realized and unrealized gain (loss)	14.05	13.12	5.80	13.76	18.44	(35.97)
Total from investment operations	14.25	13.27	5.89	13.77	18.59	(35.86)
Distributions from net investment income	(.19)	(.05)	- H	(.12)	(.08)	-
Distributions from net realized gain	(2.44)	(2.71)	-	(.01)	-	(.60)
Total distributions	(2.63)	(2.76)	- H	(.12) I	(.08)	(.60)
Net asset value, end of period	$ 107.42	$ 95.80	$ 85.29	$ 79.40	$ 65.75	$ 47.24
Total Return B, C	15.31%	16.24%	7.42%	20.98%	39.41%	(43.15)%
Ratios to Average Net Assets E, G
Expenses before reductions	.81% A	.90%	.84%	.89%	.93%	.97%
Expenses net of fee waivers, if any	.81% A	.90%	.84%	.89%	.93%	.97%
Expenses net of all reductions	.81% A	.90%	.84%	.89%	.93%	.96%
Net investment income (loss)	.41% A	.16%	.10%	.02%	.27%	.15%
Supplemental Data
Net assets, end of period (in millions)	$ 24,526	$ 22,952	$ 24,665	$ 27,742	$ 27,204	$ 21,090
Portfolio turnover rate F	24% A	33%	36%	36%	64%	55%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Total distributions of $.12 per share is comprised of distributions from net investment income of $.119 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 95.82	$ 85.35	$ 79.48	$ 65.82	$ 47.29	$ 80.34
Income from Investment Operations
Net investment income (loss) D	.26	.27	.21	.13	.27	.11
Net realized and unrealized gain (loss)	14.04	13.10	5.80	13.78	18.44	(33.16)
Total from investment operations	14.30	13.37	6.01	13.91	18.71	(33.05)
Distributions from net investment income	(.34)	(.19)	(.14)	(.24)	(.18)	-
Distributions from net realized gain	(2.44)	(2.71)	-	(.01)	-	-
Total distributions	(2.77) I	(2.90)	(.14)	(.25)	(.18)	-
Net asset value, end of period	$ 107.35	$ 95.82	$ 85.35	$ 79.48	$ 65.82	$ 47.29
Total Return B, C	15.39%	16.38%	7.57%	21.20%	39.70%	(41.14)%
Ratios to Average Net Assets E, H
Expenses before reductions	.69% A	.77%	.70%	.72%	.72%	.81% A
Expenses net of fee waivers, if any	.69% A	.77%	.70%	.72%	.72%	.81% A
Expenses net of all reductions	.68% A	.77%	.70%	.72%	.72%	.81% A
Net investment income (loss)	.53% A	.29%	.24%	.18%	.48%	.42% A
Supplemental Data
Net assets, end of period (in millions)	$ 18,189	$ 15,454	$ 10,568	$ 6,571	$ 4,050	$ 1,305
Portfolio turnover rate F	24% A	33%	36%	36%	64%	55%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to November 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $2.77 per share is comprised of distributions from net investment income of $.336 and distributions from net realized gain of $2.438 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 95.85	$ 85.36	$ 79.48	$ 65.82	$ 55.55
Income from Investment Operations
Net investment income (loss) D	.29	.32	.26	.17	.16
Net realized and unrealized gain (loss)	14.04	13.11	5.79	13.77	10.11
Total from investment operations	14.33	13.43	6.05	13.94	10.27
Distributions from net investment income	(.38)	(.22)	(.17)	(.27)	-
Distributions from net realized gain	(2.44)	(2.71)	-	(.01)	-
Total distributions	(2.82)	(2.94) I	(.17)	(.28)	-
Net asset value, end of period	$ 107.36	$ 95.85	$ 85.36	$ 79.48	$ 65.82
Total Return B, C	15.42%	16.46%	7.62%	21.26%	18.49%
Ratios to Average Net Assets E, H
Expenses before reductions	.64% A	.72%	.65%	.67%	.67% A
Expenses net of fee waivers, if any	.64% A	.72%	.65%	.67%	.67% A
Expenses net of all reductions	.63% A	.72%	.65%	.67%	.67% A
Net investment income (loss)	.58% A	.34%	.30%	.23%	.60% A
Supplemental Data
Net assets, end of period (in millions)	$ 4,681	$ 4,298	$ 2,629	$ 1,264	$ 133
Portfolio turnover rate F	24% A	33%	36%	36%	64%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period June 26, 2009 (commencement of sale of shares) to November 30, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $2.94 per share is comprised of distributions from net investment income of $.224 and distributions from net realized gain of $2.712 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2013 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Growth Company Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Fund is currently closed to most new accounts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Growth Company, Class K, and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 20,763,312
Gross unrealized depreciation	(1,313,977)
Net unrealized appreciation (depreciation) on securities and other investments	$19,449,335

Tax cost	$ 29,171,603

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $5,230,471 and $6,827,528, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Growth Company as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .63% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Growth Company. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Growth Company	$ 20,583.18
Class K	4,141.05
	$ 24,724

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $131 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 31,472.40%		$ 18

Semiannual Report

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $57 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $38,083. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $10,805, including $1,162 from securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,293 for the period.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $54.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2013	Year ended November 30, 2012
From net investment income
Growth Company	$ 45,546	$ 14,166
Class K	54,208	23,929
Class F	17,129	7,249
Total	$ 116,883	$ 45,344
From net realized gain
Growth Company	$ 581,969	$ 768,386
Class K	394,416	341,548
Class F	110,375	87,770
Total	$ 1,086,760	$ 1,197,704

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2013	Year ended November 30, 2012	Six months ended May 31, 2013	Year ended November 30, 2012
Growth Company
Shares sold	15,557	34,382	$ 1,542,464	$ 3,169,434
Reinvestment of distributions	6,560	9,639	609,199	763,625
Shares redeemed	(33,390)	(93,623)	(3,303,731)	(8,603,690)
Net increase (decrease)	(11,273)	(49,602)	$ (1,152,068)	$ (4,670,631)
Class K
Shares sold	22,517	70,532	$ 2,222,870	$ 6,533,365
Reinvestment of distributions	4,837	4,618	448,624	365,477
Shares redeemed	(19,194)	(37,698)	(1,902,685)	(3,503,096)
Net increase (decrease)	8,160	37,452	$ 768,809	$ 3,395,746
Class F
Shares sold	4,243	16,425	$ 417,988	$ 1,489,905
Reinvestment of distributions	1,375	1,201	127,503	95,019
Shares redeemed	(6,854)	(3,579)	(679,469)	(339,557)
Net increase (decrease)	(1,236)	14,047	$ (133,978)	$ 1,245,367

Semiannual Report

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

GCF-K-USAN-0713
1.863216.104

Fidelity®

Growth Strategies

Fund

Semiannual Report

May 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2012 to May 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value December 1, 2012	Ending Account Value May 31, 2013	Expenses Paid During Period* December 1, 2012 to May 31, 2013
Growth Strategies	.71%
Actual		$ 1,000.00	$ 1,175.40	$ 3.85
Hypothetical A		$ 1,000.00	$ 1,021.39	$ 3.58
Class K	.47%
Actual		$ 1,000.00	$ 1,176.90	$ 2.55
Hypothetical A		$ 1,000.00	$ 1,022.59	$ 2.37

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Cabot Oil & Gas Corp.	1.6	1.2
Ross Stores, Inc.	1.6	1.2
AmerisourceBergen Corp.	1.5	1.3
DaVita, Inc.	1.5	1.3
Amphenol Corp. Class A	1.5	1.2
Fiserv, Inc.	1.5	1.2
Roper Industries, Inc.	1.4	1.2
McGraw-Hill Companies, Inc.	1.4	1.5
AMETEK, Inc.	1.4	1.2
LKQ Corp.	1.3	0.4
	14.7
Top Five Market Sectors as of May 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	23.6	23.8
Information Technology	19.5	18.4
Health Care	16.9	14.5
Industrials	14.6	13.9
Financials	8.5	6.8
Asset Allocation (% of fund's net assets)
As of May 31, 2013*		As of November 30, 2012**
	Stocks 98.8%		Stocks 97.8%
	Short-Term Investments and Net Other Assets (Liabilities) 1.2%		Short-Term Investments and Net Other Assets (Liabilities) 2.2%
* Foreign investments	8.5%	** Foreign investments	7.4%

Semiannual Report

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 23.6%
Automobiles - 1.1%
Harley-Davidson, Inc.	375,000	$ 20,453
Distributors - 1.3%
LKQ Corp. (a)	1,000,000	24,480
Diversified Consumer Services - 0.7%
H&R Block, Inc.	425,000	12,440
Hotels, Restaurants & Leisure - 2.3%
Brinker International, Inc.	275,000	10,783
Jack in the Box, Inc. (a)	300,000	10,947
Wyndham Worldwide Corp.	350,000	20,342
		42,072
Household Durables - 1.9%
Jarden Corp. (a)	375,000	17,468
Tupperware Brands Corp.	200,000	16,196
		33,664
Internet & Catalog Retail - 2.5%
Expedia, Inc.	200,000	11,492
Liberty Media Corp. Interactive Series A (a)	600,000	13,470
TripAdvisor, Inc. (a)	300,000	19,347
		44,309
Media - 0.7%
DIRECTV (a)	200,000	12,226
Multiline Retail - 1.3%
Dollar Tree, Inc. (a)	475,000	22,819
Specialty Retail - 6.7%
Aarons, Inc. Class A	350,000	9,832
Bed Bath & Beyond, Inc. (a)	325,000	22,181
CarMax, Inc. (a)	300,000	14,031
Foot Locker, Inc.	150,000	5,148
O'Reilly Automotive, Inc. (a)	200,000	21,782
Ross Stores, Inc.	435,000	27,971
Ulta Salon, Cosmetics & Fragrance, Inc.	125,000	11,345
Urban Outfitters, Inc. (a)	175,000	7,338
		119,628
Textiles, Apparel & Luxury Goods - 5.1%
Carter's, Inc.	300,000	21,621
Coach, Inc.	140,000	8,156
PVH Corp.	180,000	20,734
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Ralph Lauren Corp.	100,000	$ 17,509
VF Corp.	125,400	23,056
		91,076
TOTAL CONSUMER DISCRETIONARY		423,167
CONSUMER STAPLES - 5.6%
Beverages - 1.4%
Brown-Forman Corp. Class B (non-vtg.)	250,000	17,205
Embotelladora Andina SA ADR	250,000	7,463
		24,668
Food Products - 2.9%
Mead Johnson Nutrition Co. Class A	250,000	20,268
The Hershey Co.	200,000	17,822
The J.M. Smucker Co.	140,000	14,134
		52,224
Personal Products - 0.1%
Herbalife Ltd.	25,000	1,167
Tobacco - 1.2%
Lorillard, Inc. (d)	525,000	22,281
TOTAL CONSUMER STAPLES		100,340
ENERGY - 4.3%
Energy Equipment & Services - 2.7%
Cameron International Corp. (a)	350,000	21,305
Oceaneering International, Inc.	250,000	18,120
Oil States International, Inc. (a)	90,000	8,865
		48,290
Oil, Gas & Consumable Fuels - 1.6%
Cabot Oil & Gas Corp.	400,000	28,134
TOTAL ENERGY		76,424
FINANCIALS - 8.5%
Capital Markets - 2.2%
Affiliated Managers Group, Inc. (a)	130,000	21,320
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
FXCM, Inc. Class A	700,000	$ 9,709
Oaktree Capital Group LLC (d)	150,000	7,823
		38,852
Diversified Financial Services - 3.5%
IntercontinentalExchange, Inc. (a)(d)	120,000	20,545
McGraw-Hill Companies, Inc.	475,000	25,911
MSCI, Inc. Class A (a)	399,978	14,095
The NASDAQ Stock Market, Inc.	50,000	1,573
		62,124
Real Estate Investment Trusts - 0.9%
Rayonier, Inc.	300,000	16,620
Real Estate Management & Development - 1.9%
Altisource Asset Management Corp. (a)	11,500	3,220
Altisource Portfolio Solutions SA	175,000	16,497
CBRE Group, Inc. (a)	600,000	13,908
		33,625
TOTAL FINANCIALS		151,221
HEALTH CARE - 16.9%
Biotechnology - 1.7%
ARIAD Pharmaceuticals, Inc. (a)	225,000	4,127
BioMarin Pharmaceutical, Inc. (a)	140,000	8,778
Medivation, Inc. (a)	100,000	4,856
Onyx Pharmaceuticals, Inc. (a)	65,000	6,204
United Therapeutics Corp. (a)	90,000	5,982
		29,947
Health Care Equipment & Supplies - 2.3%
DENTSPLY International, Inc.	425,000	17,748
IDEXX Laboratories, Inc. (a)(d)	150,000	12,366
The Cooper Companies, Inc.	100,000	11,301
		41,415
Health Care Providers & Services - 8.3%
AmerisourceBergen Corp.	500,000	27,040
Catamaran Corp. (a)	250,000	12,264
Chemed Corp.	130,000	9,103
DaVita, Inc. (a)	215,000	26,675
Henry Schein, Inc. (a)	150,000	14,444
Laboratory Corp. of America Holdings (a)	240,000	23,878
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
MEDNAX, Inc. (a)	150,000	$ 13,925
Universal Health Services, Inc. Class B	200,000	13,828
Wellcare Health Plans, Inc. (a)	150,000	7,821
		148,978
Life Sciences Tools & Services - 2.1%
Agilent Technologies, Inc.	450,000	20,453
Illumina, Inc. (a)	40,000	2,813
Mettler-Toledo International, Inc. (a)	65,000	14,187
		37,453
Pharmaceuticals - 2.5%
Actavis, Inc. (a)	75,000	9,247
Endo Health Solutions, Inc. (a)	300,000	10,890
Jazz Pharmaceuticals PLC (a)	150,000	10,196
Valeant Pharmaceuticals International, Inc. (United States) (a)	125,000	11,390
Warner Chilcott PLC	200,000	3,840
		45,563
TOTAL HEALTH CARE		303,356
INDUSTRIALS - 14.6%
Aerospace & Defense - 1.2%
TransDigm Group, Inc.	150,000	21,915
Commercial Services & Supplies - 0.9%
Stericycle, Inc. (a)	150,000	16,464
Electrical Equipment - 3.7%
AMETEK, Inc.	575,000	24,811
Hubbell, Inc. Class B	154,000	15,466
Roper Industries, Inc.	210,000	26,086
		66,363
Machinery - 3.9%
Colfax Corp. (a)	175,000	8,733
IDEX Corp.	199,901	11,005
Ingersoll-Rand PLC	350,000	20,136
Pall Corp.	240,000	16,368
Wabtec Corp.	125,000	13,751
		69,993
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Professional Services - 2.1%
Equifax, Inc.	300,000	$ 18,270
IHS, Inc. Class A (a)	175,000	18,398
		36,668
Road & Rail - 1.0%
J.B. Hunt Transport Services, Inc.	250,000	18,415
Trading Companies & Distributors - 1.8%
Brenntag AG	75,000	11,454
W.W. Grainger, Inc.	80,000	20,595
		32,049
TOTAL INDUSTRIALS		261,867
INFORMATION TECHNOLOGY - 19.5%
Communications Equipment - 1.3%
F5 Networks, Inc. (a)	160,000	13,314
Motorola Solutions, Inc.	175,000	10,143
		23,457
Computers & Peripherals - 1.1%
NCR Corp. (a)	600,000	20,040
Electronic Equipment & Components - 1.5%
Amphenol Corp. Class A	340,000	26,486
Internet Software & Services - 2.3%
Akamai Technologies, Inc. (a)	350,000	16,142
Rackspace Hosting, Inc. (a)	200,000	7,506
VeriSign, Inc. (a)	350,000	16,464
		40,112
IT Services - 6.1%
Amdocs Ltd.	375,000	13,388
Fiserv, Inc. (a)	300,000	26,148
Gartner, Inc. Class A (a)	350,000	19,814
Genpact Ltd.	800,000	15,480
Global Payments, Inc.	275,000	13,189
The Western Union Co.	1,300,000	21,294
		109,313
Semiconductors & Semiconductor Equipment - 2.2%
Altera Corp.	500,000	16,595
Avago Technologies Ltd.	450,000	16,970
Cree, Inc. (a)	100,000	6,235
		39,800
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 5.0%
Adobe Systems, Inc. (a)	200,000	$ 8,582
Autodesk, Inc. (a)	400,000	15,092
Check Point Software Technologies Ltd. (a)	225,000	11,268
Concur Technologies, Inc. (a)	100,000	8,073
Intuit, Inc.	25,000	1,461
MICROS Systems, Inc. (a)	325,000	13,715
Nuance Communications, Inc. (a)	650,000	12,350
Red Hat, Inc. (a)	100,000	4,823
Synopsys, Inc. (a)	350,000	12,758
Workday, Inc. Class A	30,000	1,927
		90,049
TOTAL INFORMATION TECHNOLOGY		349,257
MATERIALS - 5.8%
Chemicals - 4.8%
Airgas, Inc.	110,000	11,318
Albemarle Corp.	150,000	10,038
Eastman Chemical Co.	240,000	17,213
FMC Corp.	250,000	15,678
Sherwin-Williams Co.	105,000	19,796
W.R. Grace & Co. (a)	150,000	12,677
		86,720
Containers & Packaging - 1.0%
Ball Corp.	400,000	17,264
TOTAL MATERIALS		103,984
TOTAL COMMON STOCKS (Cost $1,450,221)		1,769,616
Money Market Funds - 2.8%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.12% (b)	20,293,803	$ 20,294
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	30,461,275	30,461
TOTAL MONEY MARKET FUNDS (Cost $50,755)		50,755
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $1,500,976)		1,820,371
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(29,221)
NET ASSETS - 100%		$ 1,791,150
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 19
Fidelity Securities Lending Cash Central Fund	14
Total	$ 33
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $29,180) - See accompanying schedule: Unaffiliated issuers (cost $1,450,221)	$ 1,769,616
Fidelity Central Funds (cost $50,755)	50,755
Total Investments (cost $1,500,976)		$ 1,820,371
Receivable for investments sold		11,824
Receivable for fund shares sold		637
Dividends receivable		1,432
Distributions receivable from Fidelity Central Funds		8
Prepaid expenses		1
Receivable from investment adviser for expense reductions		6
Other receivables		84
Total assets		1,834,363

Liabilities
Payable for investments purchased	$ 9,930
Payable for fund shares redeemed	1,710
Accrued management fee	591
Other affiliated payables	403
Other payables and accrued expenses	118
Collateral on securities loaned, at value	30,461
Total liabilities		43,213

Net Assets		$ 1,791,150
Net Assets consist of:
Paid in capital		$ 2,559,708
Distributions in excess of net investment income		(171)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,087,782)
Net unrealized appreciation (depreciation) on investments		319,395
Net Assets		$ 1,791,150

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2013 (Unaudited)

Growth Strategies: Net Asset Value, offering price and redemption price per share ($1,485,917 ÷ 61,764 shares)	$ 24.06

Class K: Net Asset Value, offering price and redemption price per share ($305,233 ÷ 12,599 shares)	$ 24.23

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2013 (Unaudited)

Investment Income
Dividends		$ 11,172
Income from Fidelity Central Funds		33
Total income		11,205

Expenses
Management fee Basic fee	$ 5,227
Performance adjustment	(1,926)
Transfer agent fees	2,135
Accounting and security lending fees	267
Custodian fees and expenses	25
Independent trustees' compensation	6
Registration fees	29
Audit	36
Legal	6
Miscellaneous	9
Total expenses before reductions	5,814
Expense reductions	(361)	5,453
Net investment income (loss)		5,752
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	62,110
Foreign currency transactions	(1)
Total net realized gain (loss)		62,109
Change in net unrealized appreciation (depreciation) on: Investment securities	210,548
Assets and liabilities in foreign currencies	1
Total change in net unrealized appreciation (depreciation)		210,549
Net gain (loss)		272,658
Net increase (decrease) in net assets resulting from operations		$ 278,410

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2013 (Unaudited)	Year ended November 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,752	$ 2,227
Net realized gain (loss)	62,109	(104,613)
Change in net unrealized appreciation (depreciation)	210,549	238,509
Net increase (decrease) in net assets resulting from operations	278,410	136,123
Distributions to shareholders from net investment income	(8,074)	-
Share transactions - net increase (decrease)	(138,634)	(293,712)
Redemption fees	37	81
Total increase (decrease) in net assets	131,739	(157,508)

Net Assets
Beginning of period	1,659,411	1,816,919
End of period (including distributions in excess of net investment income of $171 and undistributed net investment income of $2,151, respectively)	$ 1,791,150	$ 1,659,411

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Growth Strategies

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 20.56	$ 19.05	$ 18.99	$ 15.28	$ 11.28	$ 22.75
Income from Investment Operations
Net investment income (loss) D	.07	.02 G	(.04)	(.04)	(.02) H	.02 I
Net realized and unrealized gain (loss)	3.52	1.49	.10	3.75	4.05	(11.49)
Total from investment operations	3.59	1.51	.06	3.71	4.03	(11.47)
Distributions from net investment income	(.09)	-	-	-	(.03)	-
Redemption fees added to paid in capital D,K	-	-	-	-	-	-
Net asset value, end of period	$ 24.06	$ 20.56	$ 19.05	$ 18.99	$ 15.28	$ 11.28
Total Return B,C	17.54%	7.93%	.32%	24.28%	35.79%	(50.42)%
Ratios to Average Net Assets E,J
Expenses before reductions	.71% A	.73%	.79%	.78%	.88%	.83%
Expenses net of fee waivers, if any	.71% A	.73%	.79%	.78%	.87%	.83%
Expenses net of all reductions	.67% A	.72%	.77%	.77%	.85%	.81%
Net investment income (loss)	.63% A	.09% G	(.21)%	(.26)%	(.15)% H	.11% I
Supplemental Data
Net assets, end of period (in millions)	$ 1,486	$ 1,385	$ 1,597	$ 1,925	$ 1,808	$ 1,489
Portfolio turnover rate F	56% A	165%	165%	116%	285%	268%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .00%.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.24)%.

I Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.02)%.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008 K
Selected Per-Share Data
Net asset value, beginning of period	$ 20.74	$ 19.17	$ 19.06	$ 15.29	$ 11.29	$ 20.20
Income from Investment Operations
Net investment income (loss) D	.10	.07 H	.01	- M	.02 I	.05 J
Net realized and unrealized gain (loss)	3.54	1.50	.10	3.77	4.04	(8.96)
Total from investment operations	3.64	1.57	.11	3.77	4.06	(8.91)
Distributions from net investment income	(.15)	-	-	-	(.06)	-
Redemption fees added to paid in capital D,M	-	-	-	-	-	-
Net asset value, end of period	$ 24.23	$ 20.74	$ 19.17	$ 19.06	$ 15.29	$ 11.29
Total Return B,C	17.69%	8.19%	.58%	24.66%	36.14%	(44.11)%
Ratios to Average Net Assets E,L
Expenses before reductions	.47% A	.48%	.54%	.52%	.60%	.59% A
Expenses net of fee waivers, if any	.47% A	.48%	.54%	.52%	.60%	.59% A
Expenses net of all reductions	.43% A	.47%	.53%	.51%	.58%	.57% A
Net investment income (loss)	.86% A	.34% H	.03%	-% G	.12% I	.67% A,J
Supplemental Data
Net assets, end of period (in millions)	$ 305	$ 274	$ 220	$ 179	$ 120	$ 53
Portfolio turnover rate F	56% A	165%	165%	116%	285%	268%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than .01%.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .25%.

I Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .03%.

J Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .53%.

K For the period May 9, 2008 (commencement of sale of shares) to November 30, 2008.

L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

M Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2013 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Growth Strategies Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Growth Strategies and Class K share, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

3. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 328,710
Gross unrealized depreciation	(12,196)
Net unrealized appreciation (depreciation) on securities and other investments	$ 316,514

Tax cost	$ 1,503,857

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (914,123)
2017	(129,992)
Total with expiration	(1,044,115)
No expiration
Short-term	(11,472)
Long-term	(92,275)
Total no expiration	(103,747)
Total capital loss carryforward	$ (1,147,862)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $474,715 and $601,239, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

performance of Growth Strategies as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .38% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Growth Strategies. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Growth Strategies	$ 2,064.29
Class K	71.05
	$ 2,135

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $11 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $14. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $355 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by thirty dollars.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $6.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2013	Year ended November 30, 2012
From net investment income
Growth Strategies	$ 6,077	$ -
Class K	1,997	-
Total	$ 8,074	$ -

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2013	Year ended November 30, 2012	Six months ended May 31, 2013	Year ended November 30, 2012
Growth Strategies
Shares sold	1,670	3,848	$ 37,532	$ 77,196
Reinvestment of distributions	291	-	5,939	-
Shares redeemed	(7,584)	(20,319)	(168,621)	(407,120)
Net increase (decrease)	(5,623)	(16,471)	$ (125,150)	$ (329,924)
Class K
Shares sold	1,052	5,044	$ 23,646	$ 102,764
Reinvestment of distributions	97	-	1,997	-
Shares redeemed	(1,763)	(3,297)	(39,127)	(66,552)
Net increase (decrease)	(614)	1,747	$ (13,484)	$ 36,212

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, Illinois

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

FEG-USAN-0713
1.786808.110

Fidelity®

Growth Strategies

Fund -
Class K

Semiannual Report

May 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2012 to May 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value December 1, 2012	Ending Account Value May 31, 2013	Expenses Paid During Period* December 1, 2012 to May 31, 2013
Growth Strategies	.71%
Actual		$ 1,000.00	$ 1,175.40	$ 3.85
Hypothetical A		$ 1,000.00	$ 1,021.39	$ 3.58
Class K	.47%
Actual		$ 1,000.00	$ 1,176.90	$ 2.55
Hypothetical A		$ 1,000.00	$ 1,022.59	$ 2.37

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Cabot Oil & Gas Corp.	1.6	1.2
Ross Stores, Inc.	1.6	1.2
AmerisourceBergen Corp.	1.5	1.3
DaVita, Inc.	1.5	1.3
Amphenol Corp. Class A	1.5	1.2
Fiserv, Inc.	1.5	1.2
Roper Industries, Inc.	1.4	1.2
McGraw-Hill Companies, Inc.	1.4	1.5
AMETEK, Inc.	1.4	1.2
LKQ Corp.	1.3	0.4
	14.7
Top Five Market Sectors as of May 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	23.6	23.8
Information Technology	19.5	18.4
Health Care	16.9	14.5
Industrials	14.6	13.9
Financials	8.5	6.8
Asset Allocation (% of fund's net assets)
As of May 31, 2013*		As of November 30, 2012**
	Stocks 98.8%		Stocks 97.8%
	Short-Term Investments and Net Other Assets (Liabilities) 1.2%		Short-Term Investments and Net Other Assets (Liabilities) 2.2%
* Foreign investments	8.5%	** Foreign investments	7.4%

Semiannual Report

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 23.6%
Automobiles - 1.1%
Harley-Davidson, Inc.	375,000	$ 20,453
Distributors - 1.3%
LKQ Corp. (a)	1,000,000	24,480
Diversified Consumer Services - 0.7%
H&R Block, Inc.	425,000	12,440
Hotels, Restaurants & Leisure - 2.3%
Brinker International, Inc.	275,000	10,783
Jack in the Box, Inc. (a)	300,000	10,947
Wyndham Worldwide Corp.	350,000	20,342
		42,072
Household Durables - 1.9%
Jarden Corp. (a)	375,000	17,468
Tupperware Brands Corp.	200,000	16,196
		33,664
Internet & Catalog Retail - 2.5%
Expedia, Inc.	200,000	11,492
Liberty Media Corp. Interactive Series A (a)	600,000	13,470
TripAdvisor, Inc. (a)	300,000	19,347
		44,309
Media - 0.7%
DIRECTV (a)	200,000	12,226
Multiline Retail - 1.3%
Dollar Tree, Inc. (a)	475,000	22,819
Specialty Retail - 6.7%
Aarons, Inc. Class A	350,000	9,832
Bed Bath & Beyond, Inc. (a)	325,000	22,181
CarMax, Inc. (a)	300,000	14,031
Foot Locker, Inc.	150,000	5,148
O'Reilly Automotive, Inc. (a)	200,000	21,782
Ross Stores, Inc.	435,000	27,971
Ulta Salon, Cosmetics & Fragrance, Inc.	125,000	11,345
Urban Outfitters, Inc. (a)	175,000	7,338
		119,628
Textiles, Apparel & Luxury Goods - 5.1%
Carter's, Inc.	300,000	21,621
Coach, Inc.	140,000	8,156
PVH Corp.	180,000	20,734
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Ralph Lauren Corp.	100,000	$ 17,509
VF Corp.	125,400	23,056
		91,076
TOTAL CONSUMER DISCRETIONARY		423,167
CONSUMER STAPLES - 5.6%
Beverages - 1.4%
Brown-Forman Corp. Class B (non-vtg.)	250,000	17,205
Embotelladora Andina SA ADR	250,000	7,463
		24,668
Food Products - 2.9%
Mead Johnson Nutrition Co. Class A	250,000	20,268
The Hershey Co.	200,000	17,822
The J.M. Smucker Co.	140,000	14,134
		52,224
Personal Products - 0.1%
Herbalife Ltd.	25,000	1,167
Tobacco - 1.2%
Lorillard, Inc. (d)	525,000	22,281
TOTAL CONSUMER STAPLES		100,340
ENERGY - 4.3%
Energy Equipment & Services - 2.7%
Cameron International Corp. (a)	350,000	21,305
Oceaneering International, Inc.	250,000	18,120
Oil States International, Inc. (a)	90,000	8,865
		48,290
Oil, Gas & Consumable Fuels - 1.6%
Cabot Oil & Gas Corp.	400,000	28,134
TOTAL ENERGY		76,424
FINANCIALS - 8.5%
Capital Markets - 2.2%
Affiliated Managers Group, Inc. (a)	130,000	21,320
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
FXCM, Inc. Class A	700,000	$ 9,709
Oaktree Capital Group LLC (d)	150,000	7,823
		38,852
Diversified Financial Services - 3.5%
IntercontinentalExchange, Inc. (a)(d)	120,000	20,545
McGraw-Hill Companies, Inc.	475,000	25,911
MSCI, Inc. Class A (a)	399,978	14,095
The NASDAQ Stock Market, Inc.	50,000	1,573
		62,124
Real Estate Investment Trusts - 0.9%
Rayonier, Inc.	300,000	16,620
Real Estate Management & Development - 1.9%
Altisource Asset Management Corp. (a)	11,500	3,220
Altisource Portfolio Solutions SA	175,000	16,497
CBRE Group, Inc. (a)	600,000	13,908
		33,625
TOTAL FINANCIALS		151,221
HEALTH CARE - 16.9%
Biotechnology - 1.7%
ARIAD Pharmaceuticals, Inc. (a)	225,000	4,127
BioMarin Pharmaceutical, Inc. (a)	140,000	8,778
Medivation, Inc. (a)	100,000	4,856
Onyx Pharmaceuticals, Inc. (a)	65,000	6,204
United Therapeutics Corp. (a)	90,000	5,982
		29,947
Health Care Equipment & Supplies - 2.3%
DENTSPLY International, Inc.	425,000	17,748
IDEXX Laboratories, Inc. (a)(d)	150,000	12,366
The Cooper Companies, Inc.	100,000	11,301
		41,415
Health Care Providers & Services - 8.3%
AmerisourceBergen Corp.	500,000	27,040
Catamaran Corp. (a)	250,000	12,264
Chemed Corp.	130,000	9,103
DaVita, Inc. (a)	215,000	26,675
Henry Schein, Inc. (a)	150,000	14,444
Laboratory Corp. of America Holdings (a)	240,000	23,878
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
MEDNAX, Inc. (a)	150,000	$ 13,925
Universal Health Services, Inc. Class B	200,000	13,828
Wellcare Health Plans, Inc. (a)	150,000	7,821
		148,978
Life Sciences Tools & Services - 2.1%
Agilent Technologies, Inc.	450,000	20,453
Illumina, Inc. (a)	40,000	2,813
Mettler-Toledo International, Inc. (a)	65,000	14,187
		37,453
Pharmaceuticals - 2.5%
Actavis, Inc. (a)	75,000	9,247
Endo Health Solutions, Inc. (a)	300,000	10,890
Jazz Pharmaceuticals PLC (a)	150,000	10,196
Valeant Pharmaceuticals International, Inc. (United States) (a)	125,000	11,390
Warner Chilcott PLC	200,000	3,840
		45,563
TOTAL HEALTH CARE		303,356
INDUSTRIALS - 14.6%
Aerospace & Defense - 1.2%
TransDigm Group, Inc.	150,000	21,915
Commercial Services & Supplies - 0.9%
Stericycle, Inc. (a)	150,000	16,464
Electrical Equipment - 3.7%
AMETEK, Inc.	575,000	24,811
Hubbell, Inc. Class B	154,000	15,466
Roper Industries, Inc.	210,000	26,086
		66,363
Machinery - 3.9%
Colfax Corp. (a)	175,000	8,733
IDEX Corp.	199,901	11,005
Ingersoll-Rand PLC	350,000	20,136
Pall Corp.	240,000	16,368
Wabtec Corp.	125,000	13,751
		69,993
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Professional Services - 2.1%
Equifax, Inc.	300,000	$ 18,270
IHS, Inc. Class A (a)	175,000	18,398
		36,668
Road & Rail - 1.0%
J.B. Hunt Transport Services, Inc.	250,000	18,415
Trading Companies & Distributors - 1.8%
Brenntag AG	75,000	11,454
W.W. Grainger, Inc.	80,000	20,595
		32,049
TOTAL INDUSTRIALS		261,867
INFORMATION TECHNOLOGY - 19.5%
Communications Equipment - 1.3%
F5 Networks, Inc. (a)	160,000	13,314
Motorola Solutions, Inc.	175,000	10,143
		23,457
Computers & Peripherals - 1.1%
NCR Corp. (a)	600,000	20,040
Electronic Equipment & Components - 1.5%
Amphenol Corp. Class A	340,000	26,486
Internet Software & Services - 2.3%
Akamai Technologies, Inc. (a)	350,000	16,142
Rackspace Hosting, Inc. (a)	200,000	7,506
VeriSign, Inc. (a)	350,000	16,464
		40,112
IT Services - 6.1%
Amdocs Ltd.	375,000	13,388
Fiserv, Inc. (a)	300,000	26,148
Gartner, Inc. Class A (a)	350,000	19,814
Genpact Ltd.	800,000	15,480
Global Payments, Inc.	275,000	13,189
The Western Union Co.	1,300,000	21,294
		109,313
Semiconductors & Semiconductor Equipment - 2.2%
Altera Corp.	500,000	16,595
Avago Technologies Ltd.	450,000	16,970
Cree, Inc. (a)	100,000	6,235
		39,800
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 5.0%
Adobe Systems, Inc. (a)	200,000	$ 8,582
Autodesk, Inc. (a)	400,000	15,092
Check Point Software Technologies Ltd. (a)	225,000	11,268
Concur Technologies, Inc. (a)	100,000	8,073
Intuit, Inc.	25,000	1,461
MICROS Systems, Inc. (a)	325,000	13,715
Nuance Communications, Inc. (a)	650,000	12,350
Red Hat, Inc. (a)	100,000	4,823
Synopsys, Inc. (a)	350,000	12,758
Workday, Inc. Class A	30,000	1,927
		90,049
TOTAL INFORMATION TECHNOLOGY		349,257
MATERIALS - 5.8%
Chemicals - 4.8%
Airgas, Inc.	110,000	11,318
Albemarle Corp.	150,000	10,038
Eastman Chemical Co.	240,000	17,213
FMC Corp.	250,000	15,678
Sherwin-Williams Co.	105,000	19,796
W.R. Grace & Co. (a)	150,000	12,677
		86,720
Containers & Packaging - 1.0%
Ball Corp.	400,000	17,264
TOTAL MATERIALS		103,984
TOTAL COMMON STOCKS (Cost $1,450,221)		1,769,616
Money Market Funds - 2.8%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.12% (b)	20,293,803	$ 20,294
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	30,461,275	30,461
TOTAL MONEY MARKET FUNDS (Cost $50,755)		50,755
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $1,500,976)		1,820,371
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(29,221)
NET ASSETS - 100%		$ 1,791,150
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 19
Fidelity Securities Lending Cash Central Fund	14
Total	$ 33
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $29,180) - See accompanying schedule: Unaffiliated issuers (cost $1,450,221)	$ 1,769,616
Fidelity Central Funds (cost $50,755)	50,755
Total Investments (cost $1,500,976)		$ 1,820,371
Receivable for investments sold		11,824
Receivable for fund shares sold		637
Dividends receivable		1,432
Distributions receivable from Fidelity Central Funds		8
Prepaid expenses		1
Receivable from investment adviser for expense reductions		6
Other receivables		84
Total assets		1,834,363

Liabilities
Payable for investments purchased	$ 9,930
Payable for fund shares redeemed	1,710
Accrued management fee	591
Other affiliated payables	403
Other payables and accrued expenses	118
Collateral on securities loaned, at value	30,461
Total liabilities		43,213

Net Assets		$ 1,791,150
Net Assets consist of:
Paid in capital		$ 2,559,708
Distributions in excess of net investment income		(171)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,087,782)
Net unrealized appreciation (depreciation) on investments		319,395
Net Assets		$ 1,791,150

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2013 (Unaudited)

Growth Strategies: Net Asset Value, offering price and redemption price per share ($1,485,917 ÷ 61,764 shares)	$ 24.06

Class K: Net Asset Value, offering price and redemption price per share ($305,233 ÷ 12,599 shares)	$ 24.23

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2013 (Unaudited)

Investment Income
Dividends		$ 11,172
Income from Fidelity Central Funds		33
Total income		11,205

Expenses
Management fee Basic fee	$ 5,227
Performance adjustment	(1,926)
Transfer agent fees	2,135
Accounting and security lending fees	267
Custodian fees and expenses	25
Independent trustees' compensation	6
Registration fees	29
Audit	36
Legal	6
Miscellaneous	9
Total expenses before reductions	5,814
Expense reductions	(361)	5,453
Net investment income (loss)		5,752
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	62,110
Foreign currency transactions	(1)
Total net realized gain (loss)		62,109
Change in net unrealized appreciation (depreciation) on: Investment securities	210,548
Assets and liabilities in foreign currencies	1
Total change in net unrealized appreciation (depreciation)		210,549
Net gain (loss)		272,658
Net increase (decrease) in net assets resulting from operations		$ 278,410

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2013 (Unaudited)	Year ended November 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,752	$ 2,227
Net realized gain (loss)	62,109	(104,613)
Change in net unrealized appreciation (depreciation)	210,549	238,509
Net increase (decrease) in net assets resulting from operations	278,410	136,123
Distributions to shareholders from net investment income	(8,074)	-
Share transactions - net increase (decrease)	(138,634)	(293,712)
Redemption fees	37	81
Total increase (decrease) in net assets	131,739	(157,508)

Net Assets
Beginning of period	1,659,411	1,816,919
End of period (including distributions in excess of net investment income of $171 and undistributed net investment income of $2,151, respectively)	$ 1,791,150	$ 1,659,411

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Growth Strategies

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 20.56	$ 19.05	$ 18.99	$ 15.28	$ 11.28	$ 22.75
Income from Investment Operations
Net investment income (loss) D	.07	.02 G	(.04)	(.04)	(.02) H	.02 I
Net realized and unrealized gain (loss)	3.52	1.49	.10	3.75	4.05	(11.49)
Total from investment operations	3.59	1.51	.06	3.71	4.03	(11.47)
Distributions from net investment income	(.09)	-	-	-	(.03)	-
Redemption fees added to paid in capital D,K	-	-	-	-	-	-
Net asset value, end of period	$ 24.06	$ 20.56	$ 19.05	$ 18.99	$ 15.28	$ 11.28
Total Return B,C	17.54%	7.93%	.32%	24.28%	35.79%	(50.42)%
Ratios to Average Net Assets E,J
Expenses before reductions	.71% A	.73%	.79%	.78%	.88%	.83%
Expenses net of fee waivers, if any	.71% A	.73%	.79%	.78%	.87%	.83%
Expenses net of all reductions	.67% A	.72%	.77%	.77%	.85%	.81%
Net investment income (loss)	.63% A	.09% G	(.21)%	(.26)%	(.15)% H	.11% I
Supplemental Data
Net assets, end of period (in millions)	$ 1,486	$ 1,385	$ 1,597	$ 1,925	$ 1,808	$ 1,489
Portfolio turnover rate F	56% A	165%	165%	116%	285%	268%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .00%.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.24)%.

I Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.02)%.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008 K
Selected Per-Share Data
Net asset value, beginning of period	$ 20.74	$ 19.17	$ 19.06	$ 15.29	$ 11.29	$ 20.20
Income from Investment Operations
Net investment income (loss) D	.10	.07 H	.01	- M	.02 I	.05 J
Net realized and unrealized gain (loss)	3.54	1.50	.10	3.77	4.04	(8.96)
Total from investment operations	3.64	1.57	.11	3.77	4.06	(8.91)
Distributions from net investment income	(.15)	-	-	-	(.06)	-
Redemption fees added to paid in capital D,M	-	-	-	-	-	-
Net asset value, end of period	$ 24.23	$ 20.74	$ 19.17	$ 19.06	$ 15.29	$ 11.29
Total Return B,C	17.69%	8.19%	.58%	24.66%	36.14%	(44.11)%
Ratios to Average Net Assets E,L
Expenses before reductions	.47% A	.48%	.54%	.52%	.60%	.59% A
Expenses net of fee waivers, if any	.47% A	.48%	.54%	.52%	.60%	.59% A
Expenses net of all reductions	.43% A	.47%	.53%	.51%	.58%	.57% A
Net investment income (loss)	.86% A	.34% H	.03%	-% G	.12% I	.67% A,J
Supplemental Data
Net assets, end of period (in millions)	$ 305	$ 274	$ 220	$ 179	$ 120	$ 53
Portfolio turnover rate F	56% A	165%	165%	116%	285%	268%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than .01%.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .25%.

I Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .03%.

J Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .53%.

K For the period May 9, 2008 (commencement of sale of shares) to November 30, 2008.

L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

M Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2013 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Growth Strategies Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Growth Strategies and Class K share, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

3. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 328,710
Gross unrealized depreciation	(12,196)
Net unrealized appreciation (depreciation) on securities and other investments	$ 316,514

Tax cost	$ 1,503,857

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (914,123)
2017	(129,992)
Total with expiration	(1,044,115)
No expiration
Short-term	(11,472)
Long-term	(92,275)
Total no expiration	(103,747)
Total capital loss carryforward	$ (1,147,862)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $474,715 and $601,239, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

performance of Growth Strategies as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .38% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Growth Strategies. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Growth Strategies	$ 2,064.29
Class K	71.05
	$ 2,135

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $11 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $14. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $355 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by thirty dollars.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $6.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2013	Year ended November 30, 2012
From net investment income
Growth Strategies	$ 6,077	$ -
Class K	1,997	-
Total	$ 8,074	$ -

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2013	Year ended November 30, 2012	Six months ended May 31, 2013	Year ended November 30, 2012
Growth Strategies
Shares sold	1,670	3,848	$ 37,532	$ 77,196
Reinvestment of distributions	291	-	5,939	-
Shares redeemed	(7,584)	(20,319)	(168,621)	(407,120)
Net increase (decrease)	(5,623)	(16,471)	$ (125,150)	$ (329,924)
Class K
Shares sold	1,052	5,044	$ 23,646	$ 102,764
Reinvestment of distributions	97	-	1,997	-
Shares redeemed	(1,763)	(3,297)	(39,127)	(66,552)
Net increase (decrease)	(614)	1,747	$ (13,484)	$ 36,212

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, Illinois

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

FEG-K-USAN-0713
1.863030.104

Fidelity®

New Millennium Fund®

Semiannual Report

May 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2012 to May 31, 2013).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value December 1, 2012	Ending Account Value May 31, 2013	Expenses Paid During Period* December 1, 2012 to May 31, 2013
Actual	.87%	$ 1,000.00	$ 1,183.70	$ 4.74
HypotheticalA		$ 1,000.00	$ 1,020.59	$ 4.38

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Wells Fargo & Co.	2.7	2.7
Google, Inc. Class A	2.7	0.0
American International Group, Inc.	2.4	1.5
Johnson & Johnson	2.1	2.1
General Electric Co.	2.1	2.1
IBM Corp.	2.0	2.1
JPMorgan Chase & Co.	1.9	1.4
Microsoft Corp.	1.9	0.0
Citigroup, Inc.	1.7	0.0
Visa, Inc. Class A	1.7	0.0
	21.2
Top Five Market Sectors as of May 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.1	14.7
Information Technology	20.3	12.0
Health Care	16.7	21.3
Industrials	12.7	11.6
Consumer Discretionary	11.4	10.3
Asset Allocation (% of fund's net assets)
As of May 31, 2013 *		As of November 30, 2012 **
	Stocks 98.4%		Stocks 97.9%
	Bonds 0.0%†		Bonds 0.0%†
	Convertible Securities 0.2%		Convertible Securities 0.2%
	Other 0.3%		Other 0.0%
	Short-Term Investments and Net Other Assets (Liabilities) 1.1%		Short-Term Investments and Net Other Assets (Liabilities) 1.9%
* Foreign investments	11.5%	** Foreign investments	9.4%

† Amount represents less than 0.1%

Semiannual Report

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.4%
Auto Components - 0.7%
Johnson Controls, Inc.	251,000	$ 9,377
Tenneco, Inc. (a)	150,000	6,654
		16,031
Automobiles - 0.9%
Tesla Motors, Inc. (a)(d)	218,000	21,312
Distributors - 0.4%
Pool Corp.	172,300	8,865
Hotels, Restaurants & Leisure - 1.6%
Arcos Dorados Holdings, Inc. Class A (d)	648,700	8,939
Jubilant Foodworks Ltd. (a)	319,594	6,210
Yum! Brands, Inc.	318,100	21,551
		36,700
Household Durables - 0.4%
D.R. Horton, Inc.	224,300	5,464
Toll Brothers, Inc. (a)	140,800	4,811
		10,275
Internet & Catalog Retail - 0.5%
Liberty Media Corp. Interactive Series A (a)	250,000	5,613
Rakuten, Inc.	477,800	5,323
		10,936
Leisure Equipment & Products - 0.5%
New Academy Holding Co. LLC unit (a)(g)(h)	66,000	10,893
Media - 3.3%
Comcast Corp. Class A	734,900	29,506
Legend Pictures LLC (g)(h)	1,010	1,700
Shutterstock, Inc.	144,300	6,831
The Walt Disney Co.	481,200	30,354
Viacom, Inc. Class B (non-vtg.)	153,500	10,114
		78,505
Specialty Retail - 2.2%
Cabela's, Inc. Class A (a)	254,300	17,053
Chico's FAS, Inc.	125,000	2,258
Lowe's Companies, Inc.	389,300	16,393
PT ACE Hardware Indonesia Tbk	65,168,000	6,313
Sally Beauty Holdings, Inc. (a)	346,400	10,603
		52,620
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.9%
Brunello Cucinelli SpA	477,000	$ 10,769
Hanesbrands, Inc.	218,300	10,884
		21,653
TOTAL CONSUMER DISCRETIONARY		267,790
CONSUMER STAPLES - 6.2%
Beverages - 0.9%
Beam, Inc.	140,700	9,123
Constellation Brands, Inc. Class A (sub. vtg.) (a)	213,200	11,302
		20,425
Food & Staples Retailing - 2.6%
CVS Caremark Corp.	403,300	23,222
Masan Consumer Corp. unit (g)(h)	125,000	12,500
Walgreen Co.	293,100	13,998
Whole Foods Market, Inc.	203,200	10,538
		60,258
Food Products - 0.6%
Associated British Foods PLC	200,000	5,506
The Hershey Co.	106,800	9,517
		15,023
Household Products - 0.2%
LG Household & Health Care Ltd.	8,117	4,456
Personal Products - 0.4%
Prestige Brands Holdings, Inc. (a)	300,000	8,817
Tobacco - 1.5%
Altria Group, Inc.	314,500	11,353
British American Tobacco PLC sponsored ADR	103,700	11,383
Japan Tobacco, Inc.	385,700	13,127
		35,863
TOTAL CONSUMER STAPLES		144,842
ENERGY - 5.8%
Energy Equipment & Services - 2.2%
Diamond Offshore Drilling, Inc. (d)	141,500	9,737
Helmerich & Payne, Inc.	158,300	9,773
Schlumberger Ltd.	429,800	31,388
		50,898
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - 3.6%
Anadarko Petroleum Corp.	185,800	$ 16,252
Cabot Oil & Gas Corp.	248,100	17,456
Concho Resources, Inc. (a)	81,100	6,785
EOG Resources, Inc.	109,200	14,098
EQT Corp.	131,600	10,512
EV Energy Partners LP	144,600	5,503
Noble Energy, Inc.	109,600	6,318
Southwestern Energy Co. (a)	212,800	8,020
		84,944
TOTAL ENERGY		135,842
FINANCIALS - 22.1%
Capital Markets - 1.2%
Apollo Investment Corp.	890,004	7,378
Artisan Partners Asset Management, Inc.	137,180	6,410
Charles Schwab Corp.	376,900	7,485
KKR & Co. LP	402,800	7,847
		29,120
Commercial Banks - 4.1%
Bank of the Ozarks, Inc.	147,200	6,425
First Republic Bank	348,600	12,954
FirstMerit Corp.	349,400	6,593
Webster Financial Corp.	266,400	6,220
Wells Fargo & Co.	1,561,500	63,323
		95,515
Consumer Finance - 1.1%
American Express Co.	328,800	24,893
Diversified Financial Services - 5.0%
Bank of America Corp.	1,236,400	16,889
Citigroup, Inc.	775,000	40,292
JPMorgan Chase & Co.	823,700	44,966
KKR Financial Holdings LLC	1,450,400	15,258
		117,405
Insurance - 7.1%
AIA Group Ltd.	3,131,000	13,842
American International Group, Inc. (a)	1,242,800	55,255
Arch Capital Group Ltd. (a)	248,700	12,736
Assured Guaranty Ltd.	795,100	17,985
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Direct Line Insurance Group PLC	3,818,100	$ 12,299
Fairfax Financial Holdings Ltd. (sub. vtg.)	17,000	6,865
Fidelity National Financial, Inc. Class A	315,000	8,288
MetLife, Inc.	575,400	25,438
The Chubb Corp.	167,400	14,581
		167,289
Real Estate Investment Trusts - 1.0%
Aviv REIT, Inc.	200,000	5,184
MFA Financial, Inc.	606,700	5,327
Public Storage	50,000	7,590
Two Harbors Investment Corp.	522,800	5,766
		23,867
Real Estate Management & Development - 0.7%
Realogy Holdings Corp.	295,700	15,270
Thrifts & Mortgage Finance - 1.9%
MGIC Investment Corp. (a)(d)	1,967,300	12,158
Ocwen Financial Corp. (a)	146,000	6,246
Radian Group, Inc. (d)	2,028,423	26,106
		44,510
TOTAL FINANCIALS		517,869
HEALTH CARE - 16.7%
Biotechnology - 3.9%
Amgen, Inc.	254,380	25,573
ARIAD Pharmaceuticals, Inc. (a)	249,600	4,578
BioMarin Pharmaceutical, Inc. (a)	236,200	14,810
Dynavax Technologies Corp. (a)	1,723,742	4,499
Infinity Pharmaceuticals, Inc. (a)	241,800	6,517
Merrimack Pharmaceuticals, Inc. (a)	450,782	2,497
Neurocrine Biosciences, Inc. (a)	833,570	10,778
Novavax, Inc. (a)	1,858,100	3,549
Synageva BioPharma Corp. (a)	178,300	7,350
Theravance, Inc. (a)	342,500	12,001
		92,152
Health Care Equipment & Supplies - 2.2%
Align Technology, Inc. (a)	505,900	18,086
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Covidien PLC	173,400	$ 11,028
HeartWare International, Inc. CDI (a)	8,370,273	21,275
		50,389
Health Care Providers & Services - 3.2%
Amplifon SpA	650,550	3,237
Brookdale Senior Living, Inc. (a)	1,047,800	29,705
Capital Senior Living Corp. (a)	583,800	15,325
Corvel Corp. (a)	100,000	5,193
Emeritus Corp. (a)	200,915	5,107
Henry Schein, Inc. (a)	109,500	10,544
Qualicorp SA (a)	511,000	4,521
		73,632
Health Care Technology - 0.2%
HealthStream, Inc. (a)	200,000	5,356
Life Sciences Tools & Services - 1.3%
Eurofins Scientific SA (a)	84,000	16,513
Illumina, Inc. (a)(d)	202,300	14,226
		30,739
Pharmaceuticals - 5.9%
Actavis, Inc. (a)	76,500	9,432
Eli Lilly & Co.	424,700	22,577
Endo Health Solutions, Inc. (a)	200,000	7,260
Impax Laboratories, Inc. (a)	237,800	4,506
Johnson & Johnson	600,000	50,508
Merck & Co., Inc.	654,200	30,551
Optimer Pharmaceuticals, Inc. (a)(d)	437,900	6,516
ViroPharma, Inc. (a)	253,600	6,974
		138,324
TOTAL HEALTH CARE		390,592
INDUSTRIALS - 12.7%
Aerospace & Defense - 3.1%
Esterline Technologies Corp. (a)	100,000	7,339
KEYW Holding Corp. (a)(d)	1,477,438	21,792
Precision Castparts Corp.	53,300	11,402
Teledyne Technologies, Inc. (a)	77,700	6,000
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
Textron, Inc.	373,800	$ 10,078
TransDigm Group, Inc.	104,800	15,311
		71,922
Air Freight & Logistics - 1.3%
C.H. Robinson Worldwide, Inc.	112,200	6,361
Hub Group, Inc. Class A (a)	175,716	6,380
United Parcel Service, Inc. Class B	212,100	18,219
		30,960
Building Products - 0.2%
Universal Forest Products, Inc.	133,500	5,275
Commercial Services & Supplies - 1.1%
Clean Harbors, Inc. (a)	164,400	9,404
Interface, Inc.	874,900	14,698
US Ecology, Inc.	86,421	2,366
		26,468
Construction & Engineering - 0.7%
Jacobs Engineering Group, Inc. (a)	131,900	7,520
MasTec, Inc. (a)	239,100	7,603
		15,123
Electrical Equipment - 0.6%
Eaton Corp. PLC	75,000	4,955
Rockwell Automation, Inc.	105,000	9,242
		14,197
Industrial Conglomerates - 2.1%
General Electric Co.	2,105,100	49,091
Machinery - 0.2%
Fanuc Corp.	30,300	4,462
Professional Services - 1.1%
Acacia Research Corp.	507,108	12,678
Bureau Veritas SA	60,000	6,973
Michael Page International PLC	993,611	5,809
		25,460
Road & Rail - 1.0%
Kansas City Southern (d)	209,700	23,214
Trading Companies & Distributors - 1.3%
Beacon Roofing Supply, Inc. (a)	143,000	5,894
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Rush Enterprises, Inc. Class A (a)	287,800	$ 7,396
United Rentals, Inc. (a)	318,400	18,098
		31,388
TOTAL INDUSTRIALS		297,560
INFORMATION TECHNOLOGY - 20.1%
Communications Equipment - 0.5%
Brocade Communications Systems, Inc. (a)	1,123,000	6,098
Juniper Networks, Inc. (a)	297,200	5,269
		11,367
Computers & Peripherals - 0.6%
3D Systems Corp. (a)(d)	171,150	8,304
Stratasys Ltd. (a)	80,600	6,774
		15,078
Electronic Equipment & Components - 0.9%
Amphenol Corp. Class A	116,600	9,083
Measurement Specialties, Inc. (a)	259,400	11,530
		20,613
Internet Software & Services - 4.0%
Akamai Technologies, Inc. (a)	154,500	7,126
Cornerstone OnDemand, Inc. (a)	399,700	16,244
Demandware, Inc. (a)	216,300	6,621
Google, Inc. Class A (a)	72,000	62,670
		92,661
IT Services - 7.6%
Alliance Data Systems Corp. (a)	32,700	5,791
Cognizant Technology Solutions Corp. Class A (a)	172,600	11,159
Fidelity National Information Services, Inc.	425,500	19,105
Fiserv, Inc. (a)	103,800	9,047
FleetCor Technologies, Inc. (a)	178,000	15,500
IBM Corp.	221,100	45,993
Paychex, Inc.	408,800	15,220
Teradata Corp. (a)	100,000	5,575
Total System Services, Inc.	484,300	11,386
Visa, Inc. Class A	225,000	40,082
		178,858
Semiconductors & Semiconductor Equipment - 1.2%
Applied Materials, Inc.	850,000	12,920
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
GT Advanced Technologies, Inc. (a)(d)	1,603,600	$ 7,136
MEMC Electronic Materials, Inc.	1,049,900	8,473
		28,529
Software - 5.3%
Aspen Technology, Inc. (a)	288,900	8,846
Callidus Software, Inc. (a)(d)	701,300	4,215
Citrix Systems, Inc. (a)	119,400	7,683
Concur Technologies, Inc. (a)(d)	301,200	24,316
MICROS Systems, Inc. (a)	112,800	4,760
Microsoft Corp.	1,266,800	44,186
Nuance Communications, Inc. (a)	688,600	13,083
Red Hat, Inc. (a)	141,000	6,800
ServiceNow, Inc.	257,600	9,469
Trion World Network, Inc. warrants 8/10/17 (a)(h)	28,652	0
		123,358
TOTAL INFORMATION TECHNOLOGY		470,464
MATERIALS - 1.9%
Chemicals - 1.9%
Airgas, Inc.	110,100	11,328
E.I. du Pont de Nemours & Co.	217,600	12,140
Monsanto Co.	83,900	8,444
Praxair, Inc.	114,600	13,102
		45,014
Metals & Mining - 0.0%
Ivanplats Ltd. (e)(f)	250,360	652
TOTAL MATERIALS		45,666
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 0.4%
TW telecom, Inc. (a)	327,200	9,335
Wireless Telecommunication Services - 0.9%
Vodafone Group PLC sponsored ADR	705,900	20,436
TOTAL TELECOMMUNICATION SERVICES		29,771
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 0.2%
Multi-Utilities - 0.2%
YTL Corp. Bhd	7,943,316	$ 4,333
YTL Power International Bhd warrants 6/11/18 (a)	448,401	61
		4,394
TOTAL COMMON STOCKS (Cost $1,745,924)		2,304,790
Convertible Preferred Stocks - 0.2%

CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Glam Media, Inc. Series M-1, 8.00% (h)	128,191	655
INFORMATION TECHNOLOGY - 0.2%
Software - 0.2%
Trion World Network, Inc.:
8.00% (h)	76,875	329
Series C, 8.00% (h)	910,747	3,898
Series C-1, 8.00% (h)	71,630	307
		4,534
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $8,517)		5,189
Nonconvertible Bonds - 0.0%
Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Glam Media, Inc. 9% 12/2/13 (h) (Cost $281)	$ 281	281
Other - 0.3%
	Principal Amount (000s)	Value (000s)
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
EQTY ER Holdings, LLC 12% 1/28/18 (h)(i)(j)	$ 4,520	$ 4,520
	Shares
EQTY ER Holdings, LLC (h)(i)(j)	2,260,000	2,260
TOTAL OTHER (Cost $6,780)		6,780
Money Market Funds - 5.1%

Fidelity Cash Central Fund, 0.12% (b)	23,571,733	23,572
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	96,794,839	96,795
TOTAL MONEY MARKET FUNDS (Cost $120,367)		120,367
TOTAL INVESTMENT PORTFOLIO - 104.0% (Cost $1,881,869)		2,437,407
NET OTHER ASSETS (LIABILITIES) - (4.0)%		(94,407)
NET ASSETS - 100%		$ 2,343,000
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $652,000 or 0.0% of net assets.

(f) Security or a portion of the security sold on a delayed delivery or when-issued basis.
(g) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $37,343,000 or 1.6% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
EQTY ER Holdings, LLC 12% 1/28/18	1/29/13	$ 4,520
EQTY ER Holdings, LLC	1/29/13	$ 2,260
Glam Media, Inc. Series M-1, 8.00%	3/19/08	$ 2,344
Glam Media, Inc. 9% 12/2/13	12/2/11	$ 281
Legend Pictures LLC	9/23/10 - 12/18/12	$ 1,103
Masan Consumer Corp. unit	4/3/13	$ 12,620
New Academy Holding Co. LLC unit	8/1/11	$ 6,956
Trion World Network, Inc. warrants 8/10/17	8/10/10	$ 0
Trion World Network, Inc. 8.00%	3/20/13	$ 404
Trion World Network, Inc. Series C, 8.00%	8/22/08	$ 5,001
Trion World Network, Inc. Series C-1, 8.00%	8/10/10	$ 393
(i) Investments represent a non-operating interest in oil and gas wells through an entity owned by the fund that is treated as a corporation for U.S. tax purposes.
(j) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 35
Fidelity Securities Lending Cash Central Fund	305
Total	$ 340
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
EQTY ER Holdings, LLC 12% 1/28/18	$ -	$ 4,520	$ -	$ -	$ 4,520
EQTY ER Holdings, LLC	-	2,260	-	-	2,260
Total	$ -	$ 6,780	$ -	$ -	$ 6,780
Other Information

The following is a summary of the inputs used, as of May 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 268,445	$ 237,351	$ 17,846	$ 13,248
Consumer Staples	144,842	114,759	17,583	12,500
Energy	135,842	135,842	-	-
Financials	517,869	504,027	13,842	-
Health Care	390,592	369,317	21,275	-
Industrials	297,560	293,098	4,462	-
Information Technology	474,998	470,464	-	4,534
Materials	45,666	45,666	-	-
Telecommunication Services	29,771	29,771	-	-
Utilities	4,394	-	4,394	-
Corporate Bonds	281	-	-	281
Other: Energy	6,780	-	-	6,780
Money Market Funds	120,367	120,367	-	-
Total Investments in Securities:	$ 2,437,407	$ 2,320,662	$ 79,402	$ 37,343

The following is a summary of transfers between Level 1 and Level 2 for the period ended May 31, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
Level 1 to Level 2	$ 38,842
Level 2 to Level 1	$ 0
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 14,306
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	2,651
Cost of Purchases	20,761
Proceeds of Sales	(375)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 37,343
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2013	$ 2,651

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	88.5%
United Kingdom	2.4%
Curacao	1.4%
Bermuda	1.3%
Others (Individually Less Than 1%)	6.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	May 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $92,798) - See accompanying schedule: Unaffiliated issuers (cost $1,754,722)	$ 2,310,260
Fidelity Central Funds (cost $120,367)	120,367
Other affiliated issuers (cost $6,780)	6,780
Total Investments (cost $1,881,869)		$ 2,437,407
Receivable for investments sold Regular delivery		63
Delayed delivery		98
Receivable for fund shares sold		1,949
Dividends receivable		3,514
Interest receivable		38
Distributions receivable from Fidelity Central Funds		87
Prepaid expenses		1
Receivable from investment adviser for expense reductions		38
Other receivables		25
Total assets		2,443,220

Liabilities
Payable for fund shares redeemed	1,791
Accrued management fee	1,230
Other affiliated payables	357
Other payables and accrued expenses	47
Collateral on securities loaned, at value	96,795
Total liabilities		100,220

Net Assets		$ 2,343,000
Net Assets consist of:
Paid in capital		$ 1,694,225
Undistributed net investment income		6,108
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		87,137
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		555,530
Net Assets, for 66,432 shares outstanding		$ 2,343,000
Net Asset Value, offering price and redemption price per share ($2,343,000 ÷ 66,432 shares)		$ 35.27

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended May 31, 2013 (Unaudited)

Investment Income
Dividends		$ 19,298
Interest		9
Income from Fidelity Central Funds		340
Total income		19,647

Expenses
Management fee Basic fee	$ 6,497
Performance adjustment	631
Transfer agent fees	1,746
Accounting and security lending fees	328
Custodian fees and expenses	40
Independent trustees' compensation	7
Registration fees	37
Audit	45
Legal	3
Interest	1
Miscellaneous	13
Total expenses before reductions	9,348
Expense reductions	(259)	9,089
Net investment income (loss)		10,558
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	110,438
Foreign currency transactions	(183)
Total net realized gain (loss)		110,255
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $67)	238,585
Assets and liabilities in foreign currencies	(6)
Total change in net unrealized appreciation (depreciation)		238,579
Net gain (loss)		348,834
Net increase (decrease) in net assets resulting from operations		$ 359,392

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2013 (Unaudited)	Year ended November 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 10,558	$ 20,132
Net realized gain (loss)	110,255	172,614
Change in net unrealized appreciation (depreciation)	238,579	64,610
Net increase (decrease) in net assets resulting from operations	359,392	257,356
Distributions to shareholders from net investment income	(22,494)	(7,984)
Distributions to shareholders from net realized gain	(162,179)	(50,273)
Total distributions	(184,673)	(58,257)
Share transactions Proceeds from sales of shares	253,720	335,021
Reinvestment of distributions	177,260	55,359
Cost of shares redeemed	(263,224)	(368,705)
Net increase (decrease) in net assets resulting from share transactions	167,756	21,675
Total increase (decrease) in net assets	342,475	220,774

Net Assets
Beginning of period	2,000,525	1,779,751
End of period (including undistributed net investment income of $6,108 and undistributed net investment income of $18,044, respectively)	$ 2,343,000	$ 2,000,525
Other Information Shares
Sold	7,619	10,655
Issued in reinvestment of distributions	5,939	1,969
Redeemed	(8,058)	(11,753)
Net increase (decrease)	5,500	871

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 32.83	$ 29.63	$ 27.36	$ 23.58	$ 17.09	$ 33.53
Income from Investment Operations
Net investment income (loss) D	.16	.32	.12	.04	.09	.08
Net realized and unrealized gain (loss)	5.32	3.85	2.30	3.86	6.51	(12.54)
Total from investment operations	5.48	4.17	2.42	3.90	6.60	(12.46)
Distributions from net investment income	(.37)	(.13)	(.03)	(.09)	(.09)	(.02)
Distributions from net realized gain	(2.67)	(.84)	(.12)	(.03)	(.02)	(3.96)
Total distributions	(3.04)	(.97)	(.15)	(.12)	(.11)	(3.98)
Net asset value, end of period	$ 35.27	$ 32.83	$ 29.63	$ 27.36	$ 23.58	$ 17.09
Total Return B, C	18.37%	14.63%	8.86%	16.58%	38.86%	(42.23)%
Ratios to Average Net Assets E, G
Expenses before reductions	.87% A	.96%	1.00%	1.04%	1.05%	1.10%
Expenses net of fee waivers, if any	.87% A	.96%	1.00%	1.04%	1.05%	1.10%
Expenses net of all reductions	.85% A	.96%	.99%	1.03%	1.03%	1.09%
Net investment income (loss)	.98% A	1.02%	.41%	.16%	.44%	.31%
Supplemental Data
Net assets, end of period (in millions)	$ 2,343	$ 2,001	$ 1,780	$ 1,782	$ 1,618	$ 1,167
Portfolio turnover rate F	80% A	71%	69%	72%	125%	92%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2013 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® New Millennium Fund® (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. Restricted equity securities and private placements for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 05/31/13	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input*
Common Stock	$ 25,093	Discounted cash flow	Discount rate	15.6% - 20% / 19.9%	Decrease
		Market comparable	Transaction price	$100.00 - $1,853.18 / $252.42	Increase
			EV/EBITDA multiple	2.9 - 9.8 / 9.0	Increase
Corporate Bonds	$ 281	Market comparable	Transaction price	$100.00	Increase
Other	$ 6,780	Market comparable	Transaction price	$1.00	Increase
Preferred Stocks	$ 5,189	Market comparable	Transaction price	$5.11	Increase
			EV/EBITDA multiple	2.9	Increase

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2013, including information on transfers between Levels 1 and 2, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), contingent interest, partnerships, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 578,158
Gross unrealized depreciation	(27,296)
Net unrealized appreciation (depreciation) on securities and other investments	$ 550,862

Tax cost	$ 1,886,545

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $849,818 and $842,144, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .66% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .16% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $21 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program - continued

participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 14,593.40%		$ 1

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $800. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $305, including $26 from securities loaned to FCM.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $221 for the period.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $38.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

NMF-USAN-0713
1.786815.110

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Mt. Vernon Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Mt. Vernon Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Mt. Vernon Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 24, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 24, 2013